Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
As of January 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.8%)
Brazil (5.5%)
	Vale SA	51,864,598	789,870
	Petroleo Brasileiro SA	60,924,600	404,665
	Petroleo Brasileiro SA Preference Shares	57,191,804	348,422
*	Itau Unibanco Holding SA Preference Shares	50,802,764	242,337
	B3 SA - Brasil Bolsa Balcao	86,002,201	236,785
	Banco Bradesco SA Preference Shares	52,601,884	225,857
	Ambev SA	60,388,500	170,245
	Itausa SA Preference Shares	66,394,118	127,409
	WEG SA	21,032,375	127,380
	Suzano SA	10,149,271	113,150
	Notre Dame Intermedica Participacoes SA	7,325,340	98,221
	Itau Unibanco Holding SA ADR	19,349,345	91,329
	Localiza Rent a Car SA	8,268,471	91,247
	JBS SA	12,953,787	85,601
	Vale SA Class B ADR	5,364,050	81,426
	Cosan SA	16,747,909	74,970
	Banco do Brasil SA	12,116,306	74,522
	Banco Bradesco SA	20,901,387	74,000
	Vibra Energia SA	16,460,378	70,986
	Lojas Renner SA	13,212,824	69,969
	Petroleo Brasileiro SA ADR	5,639,547	68,464
	Raia Drogasil SA	15,328,501	66,855
	Gerdau SA Preference Shares	12,551,857	65,807
*	Banco BTG Pactual SA	13,599,436	61,901
	Centrais Eletricas Brasileiras SA	8,782,937	58,370
	Telefonica Brasil SA	6,104,016	57,108
*	Natura & Co. Holding SA	13,319,940	56,941
	Equatorial Energia SA	12,999,938	56,210
*	Magazine Luiza SA	41,956,351	55,309
[1]	Rede D'Or Sao Luiz SA	6,511,160	54,345
*	Americanas SA	9,092,275	54,296
*	Rumo SA	18,103,233	53,252
	Banco Bradesco SA ADR	12,319,151	52,849
	Klabin SA	11,184,183	52,403
*	BRF SA	11,119,095	46,758
	BB Seguridade Participacoes SA	9,857,052	42,954
*	Petro Rio SA	9,295,383	41,872
[1]	Hapvida Participacoes e Investimentos SA	16,998,684	40,527
	CCR SA	15,658,337	38,334
	TOTVS SA	6,818,341	37,327
	Cia Energetica de Minas Gerais Preference Shares	14,809,231	36,618

		Shares	Market Value ($000)
*	Hypera SA	6,035,198	35,358
	Ultrapar Participacoes SA	12,086,176	34,391
*	Eneva SA	12,802,976	31,850
*	Embraer SA	7,829,809	29,947
	Energisa SA	3,388,500	27,854
	Cia Siderurgica Nacional SA	5,513,247	26,517
*	Sul America SA	5,419,031	25,921
*	Cia de Locacao das Americas	5,005,305	24,724
	Transmissora Alianca de Energia Eletrica SA	3,357,108	24,132
*	TIM SA	9,280,318	23,192
[2]	Banco Santander Brasil SA ADR	3,544,365	22,223
*	Azul SA Preference Shares	3,982,517	21,907
*	BR Malls Participacoes SA	12,068,880	21,887
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	7,130,559	21,445
	Marfrig Global Foods SA	5,004,042	21,184
	Metalurgica Gerdau SA Preference Shares	9,712,575	21,162
	Sendas Distribuidora SA	8,897,182	20,994
*	Cia de Saneamento Basico do Estado de Sao Paulo	2,900,147	20,404
*	Raizen SA Preference Shares	16,835,277	20,354
	Engie Brasil Energia SA	2,523,616	19,343
*	Via SA	21,701,016	19,289
	Bradespar SA Preference Shares	3,630,784	18,345
	Centrais Eletricas Brasileiras SA Preference Shares	2,796,401	18,158
	YDUQS Participacoes SA	4,284,487	17,840
[2]	Cia Siderurgica Nacional SA ADR	3,627,002	17,301
	EDP - Energias do Brasil SA	4,257,414	17,190
*	Grupo De Moda Soma SA	6,201,849	16,935
	Sao Martinho SA	2,445,320	16,919
*	Multiplan Empreendimentos Imobiliarios SA	4,035,170	16,338
	Braskem SA Preference Shares Class A	1,759,962	16,297
[2]	Cia Paranaense de Energia ADR	2,423,128	15,896
*	Itau Unibanco Holding SA	3,695,112	15,372
[1]	GPS Participacoes e Empreendimentos SA	4,717,300	15,191
*	Banco Inter SA	3,044,858	14,897
	CPFL Energia SA	2,630,847	14,333
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,341,392	14,291
*,1	Banco Inter SA Preference Shares	8,375,877	13,691
*	Cogna Educacao	27,983,173	13,596
	Gerdau SA ADR	2,588,905	13,540
	Fleury SA	3,542,429	13,489
*	Cia de Saneamento do Parana	3,524,130	13,380
	Alpargatas SA Preference Shares	2,365,390	12,954
	Atacadao SA	4,061,475	12,750
	Cia Energetica de Sao Paulo Preference Shares Class B	2,797,391	12,269
	CSHG Logistica FI Imobiliario	375,063	12,046
	MRV Engenharia e Participacoes SA	4,758,961	12,018
*	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,687,033	11,927
	Dexco SA	4,191,350	11,800
	SLC Agricola SA	1,358,068	11,760
	Pet Center Comercio e Participacoes SA	3,497,700	11,731
	Santos Brasil Participacoes SA	8,751,186	11,503
	Light SA	5,209,072	11,389
	Unipar Carbocloro SA Preference Shares Class B	616,836	10,908
	Arezzo Industria e Comercio SA	705,392	10,865
*	Embraer SA ADR	702,713	10,787
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,331,606	10,608
	Kinea Indice de Precos FII	535,687	10,512

		Shares	Market Value ($000)
	Banco Santander Brasil SA	1,692,995	10,480
*,1	Locaweb Servicos de Internet SA	5,737,214	10,480
	Cia Paranaense de Energia Preference Shares	7,716,504	10,434
	Neoenergia SA	3,345,859	10,359
*	Gol Linhas Aereas Inteligentes SA Preference Shares	2,998,565	10,328
*	IRB Brasil Resseguros SA	16,242,874	10,003
	Kinea Rendimentos Imobiliarios FII	518,538	9,944
	Porto Seguro SA	2,622,996	9,795
	Qualicorp Consultoria e Corretora de Seguros SA	2,740,984	9,498
	CSN Mineracao SA	7,173,814	9,430
[2]	Braskem SA ADR	473,534	8,936
	Odontoprev SA	3,668,519	8,622
	Banco Pan SA Preference Shares	4,091,591	8,422
	Cia Brasileira de Distribuicao	1,817,883	7,747
	Aliansce Sonae Shopping Centers SA	1,788,722	7,636
*	CVC Brasil Operadora e Agencia de Viagens SA	2,749,577	7,487
	Kinea Renda Imobiliaria FII	296,775	7,461
*	Anima Holding SA	4,484,975	7,458
	Omega Energia SA	3,326,317	7,254
	Caixa Seguridade Participacoes SA	4,269,800	7,237
	Alupar Investimento SA	1,472,167	7,053
	SIMPAR SA	3,298,500	6,876
	Grendene SA	4,020,197	6,867
	Cielo SA	15,663,086	6,784
	Cia de Saneamento de Minas Gerais-COPASA	2,692,170	6,667
[2]	Sendas Distribuidora SA ADR	554,044	6,621
	Minerva SA	3,655,457	6,567
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	3,094,742	6,382
*	Iguatemi SA	1,687,190	6,355
	Vivara Participacoes SA	1,270,700	6,294
*	Grupo SBF SA	1,292,568	6,268
*	M Dias Branco SA	1,394,725	6,075
[2]	Cia Energetica de Minas Gerais ADR	2,375,711	5,987
	Randon SA Implementos e Participacoes Preference Shares	2,629,234	5,961
*	Infracommerce CXAAS SA	1,925,300	5,910
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,545,916	5,888
*	Movida Participacoes SA	1,886,350	5,854
	Ez Tec Empreendimentos e Participacoes SA	1,355,878	5,459
*	TIM SA ADR	435,188	5,431
*	Iochpe Maxion SA	1,870,049	5,307
*	Marcopolo SA Preference Shares	7,929,831	5,107
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	845,500	4,984
	AES Brasil Energia SA	2,224,294	4,947
	Ambipar Participacoes e Empreendimentos SA	608,948	4,529
*	Cia Ferro Ligas da Bahia - FERBASA Preference Shares	515,272	4,507
*	Grupo Mateus SA	3,904,500	4,493
	Lojas Quero Quero SA	2,159,661	4,124
*	EcoRodovias Infraestrutura e Logistica SA	2,764,571	4,123
	JHSF Participacoes SA	3,365,000	4,075
*	BK Brasil Operacao e Assessoria a Restaurantes SA	3,391,211	3,979
	Usinas Siderurgicas de Minas Gerais SA Usiminas	1,436,600	3,955
	BR Properties SA	2,816,674	3,840
[2]	Centrais Eletricas Brasileiras SA ADR	542,798	3,593
*	Tupy SA	909,992	3,577
	LOG Commercial Properties e Participacoes SA	666,218	3,548
	Construtora Tenda SA	1,110,987	3,350
[1]	Meliuz SA	5,971,287	3,272
	Mahle-Metal Leve SA	525,673	3,235

		Shares	Market Value ($000)
*	Hidrovias do Brasil SA	5,523,700	3,235
	Enauta Participacoes SA	1,115,630	3,206
*	Camil Alimentos SA	1,831,100	3,083
*	Cia Brasileira de Aluminio	888,200	2,900
*	Guararapes Confeccoes SA	1,179,860	2,831
	Direcional Engenharia SA	1,079,543	2,795
	Cia Energetica de Minas Gerais	773,231	2,711
*	Instituto Hermes Pardini SA	625,360	2,706
*	C&A Modas Ltda	2,166,700	2,685
*	Smartfit Escola de Ginastica e Danca SA	808,900	2,637
	Cia Paranaense de Energia	2,165,400	2,589
	Iguatemi SA	4,045,000	2,567
	Boa Vista Servicos SA	2,308,360	2,456
*	CM Hospitalar SA	734,500	2,455
*	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	2,008,764	2,440
[2]	Cia Brasileira de Distribuicao ADR	554,044	2,355
	Armac Locacao Logistica E Servicos SA	572,800	2,315
*	Sequoia Logistica e Transportes SA	772,200	2,219
	Even Construtora e Incorporadora SA	1,539,310	2,148
*	Multilaser Industrial SA	1,411,900	2,045
[2]	Centrais Eletricas Brasileiras SA ADR (XNYS)	313,592	2,042
	Wiz Solucoes e Corretagem de Seguros SA	1,191,824	1,843
*	Banco Inter SA Ordinary Shares	1,098,431	1,769
	Ambev SA ADR	622,682	1,762
*	Blau Farmaceutica SA	251,000	1,748
*	Hospital Mater Dei SA	572,000	1,712
[1]	Ser Educacional SA	760,628	1,657
	MPM Corporeos SA	1,302,602	1,568
*	Oncoclinicas do Brasil Servicos Medicos SA	719,500	1,470
	Bradespar SA	251,665	1,153
[2]	Telefonica Brasil SA ADR	95,766	898
*	Petroreconcavo SA	231,600	890
*,2	Getnet Adquirencia e Servicos para Meios de Pagamento SA ADR	443,045	558
*	Getnet Adquirencia e Servicos para Meios de Pagamento SA	415,805	257
*	Oi SA ADR	1	—
			6,158,355
Chile (0.5%)
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,604,061	85,904
	Banco de Chile	607,334,785	60,732
	Empresas COPEC SA	6,860,510	57,514
	Falabella SA	11,357,581	40,421
	Cencosud SA	18,980,163	34,979
	Empresas CMPC SA	16,711,102	30,681
	Banco Santander Chile	565,384,813	28,091
	Enel Americas SA	232,440,814	27,406
	Banco de Credito e Inversiones SA	693,309	25,116
	Cia Sud Americana de Vapores SA	245,976,129	21,379
	Sociedad Quimica y Minera de Chile SA ADR	319,319	17,291
	Cia Cervecerias Unidas SA	1,859,973	15,415
	Banco Santander Chile ADR	752,638	15,113
	Enel Chile SA	325,753,531	12,747
*	Itau CorpBanca Chile SA	5,291,118,650	11,998
	CAP SA	1,021,265	11,476
	Embotelladora Andina SA Preference Shares Class B	5,004,737	10,765
*	Parque Arauco SA	9,127,267	10,563
	Aguas Andinas SA Class A	39,065,718	9,392
	Colbun SA	106,905,463	8,845
	Cencosud Shopping SA	6,534,141	7,725

		Shares	Market Value ($000)
	Empresa Nacional de Telecomunicaciones SA	1,780,527	7,380
	Engie Energia Chile SA	7,358,216	5,974
[2]	Enel Americas SA ADR	953,809	5,627
	Vina Concha y Toro SA	3,216,817	5,148
	Plaza SA	4,033,928	4,711
	SMU SA	39,524,631	4,659
	Inversiones Aguas Metropolitanas SA	6,741,307	3,881
	Ripley Corp. SA	17,913,265	3,712
	SONDA SA	7,171,699	3,084
	Inversiones La Construccion SA	449,396	1,997
	Salfacorp SA	4,524,748	1,888
	Enel Chile SA ADR	588,006	1,188
			592,802
China (33.9%)
	Tencent Holdings Ltd.	83,720,644	5,246,126
*	Alibaba Group Holding Ltd.	198,706,228	3,114,435
*,1	Meituan Class B	54,329,382	1,620,881
	China Construction Bank Corp. Class H	1,296,790,103	995,090
*	JD.com Inc. Class A	21,621,193	811,334
	Industrial & Commercial Bank of China Ltd. Class H	1,112,599,614	674,064
	Ping An Insurance Group Co. of China Ltd. Class H	83,632,813	663,695
*	Baidu Inc. ADR	3,793,877	606,034
	China Merchants Bank Co. Ltd. Class H	57,694,295	482,216
*,1	Wuxi Biologics Cayman Inc.	45,808,066	459,123
	NetEase Inc.	20,883,711	436,041
*	NIO Inc. ADR	17,546,260	430,059
	Bank of China Ltd. Class H	1,098,863,735	428,329
*,1	Xiaomi Corp. Class B	185,258,400	393,001
	BYD Co. Ltd. Class H	11,372,156	336,355
*	Pinduoduo Inc. ADR	5,190,304	310,588
	Li Ning Co. Ltd.	31,781,574	310,125
*	China Mengniu Dairy Co. Ltd.	43,185,920	255,256
*,1	Kuaishou Technology	21,845,000	249,705
	ANTA Sports Products Ltd.	15,850,005	237,992
	Sunny Optical Technology Group Co. Ltd.	9,156,975	236,411
*	XPeng Inc. Class A ADR	6,689,969	234,751
	Kweichow Moutai Co. Ltd. Class A (XSSC)	722,664	216,043
*	Trip.com Group Ltd. ADR	7,452,420	198,309
	Shenzhou International Group Holdings Ltd.	10,626,341	197,171
	China Petroleum & Chemical Corp. Class H	373,544,822	195,584
	China Life Insurance Co. Ltd. Class H	107,057,734	188,197
	China Resources Land Ltd.	38,754,325	187,324
	ENN Energy Holdings Ltd.	10,643,755	169,452
	Agricultural Bank of China Ltd. Class H	435,939,343	165,864
	China Resources Beer Holdings Co. Ltd.	22,174,124	165,549
	Geely Automobile Holdings Ltd.	74,353,743	160,958
	China Overseas Land & Investment Ltd.	53,743,341	158,622
[1]	Longfor Group Holdings Ltd.	25,903,101	155,388
	Contemporary Amperex Technology Co. Ltd. Class A (XSEC)	1,563,344	150,999
*	Li Auto Inc. ADR	5,559,273	145,041
	CSPC Pharmaceutical Group Ltd.	118,464,529	143,981
	Country Garden Services Holdings Co. Ltd.	24,369,331	143,955
	Kweichow Moutai Co. Ltd. Class A (XSHG)	455,476	136,166
	PetroChina Co. Ltd. Class H	272,778,227	135,269
	Great Wall Motor Co. Ltd. Class H	49,565,375	134,475
	Haier Smart Home Co. Ltd. Class H	32,334,255	129,629
	China Pacific Insurance Group Co. Ltd. Class H	41,146,992	125,260
*,2	Bilibili Inc. ADR	3,496,013	123,374

		Shares	Market Value ($000)
*	Huazhu Group Ltd. ADR (XNGS)	3,028,181	119,674
	China Shenhua Energy Co. Ltd. Class H	47,648,860	117,199
	China Conch Venture Holdings Ltd.	23,130,018	109,953
*	COSCO SHIPPING Holdings Co. Ltd. Class H	60,142,105	109,412
[1]	Postal Savings Bank of China Co. Ltd. Class H	131,281,010	109,377
[1,2]	Smoore International Holdings Ltd.	24,508,000	105,454
	CITIC Securities Co. Ltd. Class H	38,247,587	102,420
	Zijin Mining Group Co. Ltd. Class H	77,457,097	100,556
	China Longyuan Power Group Corp. Ltd. Class H	47,644,493	97,209
	Xinyi Solar Holdings Ltd.	59,994,000	96,246
	Sino Biopharmaceutical Ltd.	138,613,444	95,595
	Anhui Conch Cement Co. Ltd. Class H	17,013,635	89,994
	PICC Property & Casualty Co. Ltd. Class H	95,054,207	88,567
[2]	Country Garden Holdings Co. Ltd.	106,829,469	87,745
*	Kingdee International Software Group Co. Ltd.	35,929,284	82,326
*,1	JD Health International Inc.	10,173,190	82,171
[1]	China Tower Corp. Ltd. Class H	664,638,936	80,288
	Wuliangye Yibin Co. Ltd. Class A (XSHE)	2,523,398	79,438
*,1	Innovent Biologics Inc.	18,499,820	78,343
	Ping An Insurance Group Co. of China Ltd. Class A	9,891,000	78,223
	CITIC Ltd.	68,457,026	76,884
	China National Building Material Co. Ltd. Class H	54,837,473	71,226
	China Gas Holdings Ltd.	41,643,293	70,751
*	KE Holdings Inc. ADR	3,246,883	70,750
	Zhongsheng Group Holdings Ltd.	9,160,406	70,371
	China Vanke Co. Ltd. Class H	27,028,900	69,876
*,2	GDS Holdings Ltd. ADR	1,564,561	68,653
	Bank of Communications Co. Ltd. Class H	99,495,609	66,736
	China Resources Power Holdings Co. Ltd.	26,361,149	64,197
	China Resources Gas Group Ltd.	12,764,405	63,940
[1]	China International Capital Corp. Ltd. Class H	23,144,340	63,046
	Guangdong Investment Ltd.	41,264,021	58,943
	Sunac China Holdings Ltd.	47,104,020	58,047
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	589,700	56,958
	China Merchants Bank Co. Ltd. Class A (XSSC)	7,282,349	56,672
*	Vipshop Holdings Ltd. ADR	6,081,015	56,614
[2]	Yankuang Energy Group Co. Ltd. Class H	26,240,023	55,593
	China Tourism Group Duty Free Corp. Ltd. Class A (XSSC)	1,677,022	55,010
	Kingsoft Corp. Ltd.	12,123,678	54,482
	GF Securities Co. Ltd. Class A	16,135,755	53,354
	Tsingtao Brewery Co. Ltd.	5,802,736	52,224
	China CITIC Bank Corp. Ltd. Class H	107,558,476	51,316
[1]	China Feihe Ltd.	36,959,000	51,253
	Kingboard Holdings Ltd.	10,608,108	51,213
	Kunlun Energy Co. Ltd.	49,192,541	51,015
	Haitong Securities Co. Ltd. Class H	56,526,470	50,869
*	Tencent Music Entertainment Group ADR	8,196,624	50,655
*	Alibaba Health Information Technology Ltd.	66,514,112	50,135
	Guangzhou Automobile Group Co. Ltd. Class H	51,030,820	50,127
	Hengan International Group Co. Ltd.	9,944,526	48,612
	ZTO Express Cayman Inc. ADR	1,610,723	48,386
	China Merchants Bank Co. Ltd. Class A (XSHG)	6,132,329	47,723
[1]	China Resources Mixc Lifestyle Services Ltd.	7,988,600	46,955
	Industrial Bank Co. Ltd. Class A (XSSC)	13,893,265	46,010
[1]	CGN Power Co. Ltd. Class H	158,988,514	43,928
	Wanhua Chemical Group Co. Ltd. Class A	3,011,767	43,480
*	Genscript Biotech Corp.	13,638,320	43,444
	Luxshare Precision Industry Co. Ltd. Class A (XSHE)	5,634,483	42,255

		Shares	Market Value ($000)
	Weichai Power Co. Ltd. Class H	23,267,294	42,222
	Fuyao Glass Industry Group Co. Ltd. Class A (XSHG)	5,549,032	41,935
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	33,249,844	40,977
*	Zai Lab Ltd. ADR	822,930	40,875
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	55,111,876	40,497
[2]	China Minsheng Banking Corp. Ltd. Class H	101,220,094	40,342
[1]	Ganfeng Lithium Co. Ltd. Class H	2,523,600	40,101
	Sinopharm Group Co. Ltd. Class H	17,878,225	39,990
	LONGi Green Energy Technology Co. Ltd. Class A (XSSC)	3,565,601	39,971
	China Railway Group Ltd. Class H	62,821,604	38,779
	New China Life Insurance Co. Ltd. Class H	13,548,712	38,644
*	Lufax Holding Ltd. ADR	7,766,554	38,600
	Zhuzhou CRRC Times Electric Co. Ltd.	7,285,579	38,480
	China Power International Development Ltd.	77,172,063	38,194
	China Everbright Environment Group Ltd.	51,190,203	38,026
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (XSHG)	860,926	37,521
	China Merchants Port Holdings Co. Ltd.	20,024,671	37,009
	360 DigiTech Inc. ADR	1,864,087	36,890
	People's Insurance Co. Group of China Ltd. Class H	116,325,422	36,811
	JOYY Inc. ADR	720,595	36,433
	WuXi AppTec Co. Ltd. Class A (XSSC)	2,175,564	36,185
[1]	WuXi AppTec Co. Ltd. Class H	2,507,519	35,966
	Fosun International Ltd.	31,447,125	35,681
	Dongfeng Motor Group Co. Ltd. Class H	40,233,430	35,480
*,1	Hua Hong Semiconductor Ltd.	7,231,606	35,203
	CIFI Holdings Group Co. Ltd.	53,536,741	34,975
	Wuliangye Yibin Co. Ltd. Class A (XSEC)	1,107,662	34,870
	China Yangtze Power Co. Ltd. Class A (XSHG)	10,013,691	34,569
*,2	RLX Technology Inc. ADR	10,201,996	34,177
	China Hongqiao Group Ltd.	30,175,000	34,096
*,1	China Literature Ltd.	5,623,764	34,060
[1]	Huatai Securities Co. Ltd. Class H	19,132,408	34,010
	China Galaxy Securities Co. Ltd. Class H	56,693,375	33,618
	BYD Co. Ltd. Class A (XSEC)	899,969	33,591
[2]	BYD Electronic International Co. Ltd.	10,988,529	33,235
	BYD Co. Ltd. Class A (XSHE)	887,948	33,142
	China Jinmao Holdings Group Ltd.	90,409,771	32,843
	Anhui Gujing Distillery Co. Ltd. Class B	2,224,208	32,818
	Shanghai Baosight Software Co. Ltd. Class B	7,068,163	32,729
[1,2]	Haidilao International Holding Ltd.	15,095,000	32,717
	Ping An Bank Co. Ltd. Class A (XSHE)	12,888,504	32,336
	Luzhou Laojiao Co. Ltd. Class A (XSHE)	939,399	32,302
	East Money Information Co. Ltd. Class A (XSEC)	6,409,603	32,040
*	Chinasoft International Ltd.	31,701,155	31,722
*	Daqo New Energy Corp. ADR	787,462	31,593
	Beijing Enterprises Water Group Ltd.	80,072,691	31,232
	Jiangxi Copper Co. Ltd. Class H	19,035,722	31,214
	Muyuan Foods Co. Ltd. Class A (XSHE)	3,580,831	31,172
*,1,2	Pop Mart International Group Ltd.	6,218,800	30,957
*	Aluminum Corp. of China Ltd. Class H	58,105,237	30,579
	Agricultural Bank of China Ltd. Class A (XSSC)	64,544,395	30,117
	Huaneng Power International Inc. Class H	56,946,822	29,977
	Yangzijiang Shipbuilding Holdings Ltd.	31,202,198	29,937
	China Medical System Holdings Ltd.	17,843,584	29,880
	China Oilfield Services Ltd. Class H	30,306,348	29,805
	China State Construction International Holdings Ltd.	25,094,728	29,706
	China Taiping Insurance Holdings Co. Ltd.	20,875,000	29,533
[2]	Xtep International Holdings Ltd.	16,224,291	29,138

		Shares	Market Value ($000)
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,233,109	29,004
*,2	Yihai International Holding Ltd.	6,746,648	28,801
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSSC)	21,643,831	28,735
[1]	Hansoh Pharmaceutical Group Co. Ltd.	13,827,000	28,503
	ZTE Corp. Class H	10,226,439	27,634
	Bank of Ningbo Co. Ltd. Class A (XSHE)	4,460,577	27,609
*	New Oriental Education & Technology Group Inc. ADR	19,180,529	27,428
	Far East Horizon Ltd.	32,035,130	27,381
	China Resources Cement Holdings Ltd.	31,749,076	27,359
	China Meidong Auto Holdings Ltd.	5,800,521	27,234
[2]	Flat Glass Group Co. Ltd. Class H	6,716,000	26,962
	China Molybdenum Co. Ltd. Class H	52,286,171	26,868
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSSC)	4,102,943	26,490
	CRRC Corp. Ltd. Class H	57,813,000	26,477
	Kingboard Laminates Holdings Ltd.	15,418,799	26,444
	TravelSky Technology Ltd. Class H	13,838,867	25,935
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSHE)	1,039,228	25,812
	Eve Energy Co. Ltd. Class A	1,708,738	25,745
	China Three Gorges Renewables Group Co. Ltd. Class A	23,550,800	25,396
	Hangzhou Tigermed Consulting Co. Ltd. Class A	1,541,134	25,374
*	Tongcheng Travel Holdings Ltd.	12,279,200	25,268
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSSC)	4,179,492	25,213
*	Weibo Corp. ADR	721,388	24,996
	Beijing Enterprises Holdings Ltd.	7,296,267	24,873
	Aier Eye Hospital Group Co. Ltd. Class A	4,843,143	24,822
	Sungrow Power Supply Co. Ltd. Class A	1,345,192	24,422
	Agricultural Bank of China Ltd. Class A (XSHG)	52,073,300	24,298
	China Lesso Group Holdings Ltd.	13,759,317	23,921
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,899,426	23,233
[1,2]	China Merchants Securities Co. Ltd. Class H	16,403,856	23,096
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	450,687	22,999
[1]	Topsports International Holdings Ltd.	25,365,000	22,919
	Autohome Inc. ADR	686,304	22,868
*,2	JinkoSolar Holding Co. Ltd. ADR	515,158	22,734
	Shenzhen Inovance Technology Co. Ltd. Class A	2,352,928	22,529
	China Overseas Property Holdings Ltd.	19,377,311	22,504
*	Kanzhun Ltd. ADR	734,297	22,242
	China State Construction Engineering Corp. Ltd. Class A (XSSC)	27,089,170	22,209
	Nine Dragons Paper Holdings Ltd.	22,154,910	22,130
	COSCO SHIPPING Ports Ltd.	27,723,359	22,085
[2]	Jinke Smart Services Group Co. Ltd. Class H	4,072,900	22,051
	China Cinda Asset Management Co. Ltd. Class H	119,943,276	21,936
	Haier Smart Home Co. Ltd. Class A (XSSC)	4,972,807	21,931
	Haitian International Holdings Ltd.	8,371,180	21,779
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSSC)	379,906	21,536
	China Vanke Co. Ltd. Class A (XSHE)	6,697,497	21,478
	Huatai Securities Co. Ltd. Class A (XSSC)	7,927,031	21,473
	Yunnan Energy New Material Co. Ltd. (XSHE)	533,135	21,442
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSEC)	419,669	21,416
	Bank of Communications Co. Ltd. Class A (XSSC)	28,614,739	21,390
	CRRC Corp. Ltd. Class A	23,269,989	21,374
	Ganfeng Lithium Co. Ltd. Class A (XSHE)	973,050	20,951
	China Traditional Chinese Medicine Holdings Co. Ltd.	35,904,802	20,939
*,1,2	Jinxin Fertility Group Ltd.	20,712,000	20,747
*,1,2	Weimob Inc.	27,446,000	20,733
[1,2]	Hygeia Healthcare Holdings Co. Ltd.	4,561,284	20,679
	Poly Developments & Holdings Group Co. Ltd. Class A (XSSC)	8,372,870	20,654
	Jiangsu Expressway Co. Ltd. Class H	19,584,976	20,463

		Shares	Market Value ($000)
*	51job Inc. ADR	405,228	20,423
[1]	Yadea Group Holdings Ltd.	14,338,000	20,417
*	Seazen Group Ltd.	29,880,101	20,214
*	Alibaba Pictures Group Ltd.	177,899,250	20,146
	Chongqing Zhifei Biological Products Co. Ltd. Class A	1,187,871	19,966
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	11,400,690	19,876
	Hopson Development Holdings Ltd.	9,416,127	19,620
	Hello Group Inc. ADR	2,015,664	19,612
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	6,572,346	19,536
[1,2]	Jiumaojiu International Holdings Ltd.	9,013,000	19,464
	AviChina Industry & Technology Co. Ltd. Class H	34,396,476	19,412
	Tongwei Co. Ltd. Class A (XSSC)	3,247,185	19,388
	Guotai Junan Securities Co. Ltd. Class A (XSHG)	6,940,700	19,379
	JA Solar Technology Co. Ltd. Class A (XSHE)	1,355,900	19,305
*,1,2	Evergrande Property Services Group Ltd.	58,667,000	19,261
*	Canadian Solar Inc.	686,835	19,225
*	Air China Ltd. Class H	25,485,808	19,213
	Dongyue Group Ltd.	15,641,339	19,144
	SF Holding Co. Ltd. Class A (XSHE)	1,894,124	19,021
	Bosideng International Holdings Ltd.	38,807,764	18,916
*,1,2	CanSino Biologics Inc. Class H	1,129,000	18,913
	Zijin Mining Group Co. Ltd. Class A (XSSC)	11,970,000	18,903
[2]	Greentown China Holdings Ltd.	11,390,219	18,806
	Wingtech Technology Co. Ltd. Class A	1,098,531	18,732
	Zhejiang Expressway Co. Ltd. Class H	21,787,477	18,702
	China Communications Services Corp. Ltd. Class H	35,128,821	18,699
*,2	China Southern Airlines Co. Ltd. Class H	29,129,638	18,650
*,1,2	Akeso Inc.	6,833,000	18,561
	Yuexiu Property Co. Ltd.	18,262,332	18,556
	Industrial Bank Co. Ltd. Class A (XSHG)	5,495,201	18,198
	Will Semiconductor Co. Ltd. Shanghai Class A (XSHG)	446,000	18,119
	SAIC Motor Corp. Ltd. Class A (XSSC)	6,056,213	18,009
[1]	Dali Foods Group Co. Ltd.	30,856,048	17,834
*	TAL Education Group ADR	6,222,839	17,797
*	Beijing Capital International Airport Co. Ltd. Class H	26,500,447	17,692
*,1,2	Ping An Healthcare & Technology Co. Ltd.	5,528,595	17,640
	China Coal Energy Co. Ltd. Class H	31,471,653	17,613
	Bank of China Ltd. Class A (XSSC)	36,164,800	17,591
*	Tianqi Lithium Corp. Class A (XSHE)	1,233,087	17,547
	LONGi Green Energy Technology Co. Ltd. Class A (XSHG)	1,562,429	17,515
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	4,986,993	17,174
	East Money Information Co. Ltd. Class A (XSHE)	3,426,869	17,130
	Shenzhen Transsion Holdings Co. Ltd. Class A	795,725	17,108
	China Yongda Automobiles Services Holdings Ltd.	13,366,652	17,103
	Orient Securities Co. Ltd. Class A (XSSC)	8,779,670	17,031
	China Life Insurance Co. Ltd. Class A	3,900,190	17,030
*	Vnet Group Inc. ADR	1,710,386	16,967
	GoerTek Inc. Class A (XSHE)	2,244,504	16,927
*	iQIYI Inc. ADR	4,099,724	16,727
	Tsingtao Brewery Co. Ltd. Class A (XSHG)	1,125,451	16,464
*,2	Ming Yuan Cloud Group Holdings Ltd.	7,927,000	16,345
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	2,941,000	16,343
*,1,2	JD Logistics Inc.	5,458,146	16,249
	CSC Financial Co. Ltd. Class A	3,856,010	16,204
	China Water Affairs Group Ltd.	13,856,149	16,203
	CIFI Ever Sunshine Services Group Ltd.	8,962,000	16,173
*,2	DiDi Global Inc. ADR	4,460,029	16,101
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	17,172,573	15,795

		Shares	Market Value ($000)
	NAURA Technology Group Co. Ltd. Class A (XSHE)	346,500	15,767
	Beijing Kingsoft Office Software Inc. Class A (XSHG)	406,202	15,766
	Grand Pharmaceutical Group Ltd.	22,142,210	15,716
	Luzhou Laojiao Co. Ltd. Class A (XSEC)	456,500	15,697
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	2,067,613	15,625
	NARI Technology Co. Ltd. Class A (XSHG)	2,769,608	15,494
	China Suntien Green Energy Corp. Ltd. Class H	25,143,823	15,322
*	Noah Holdings Ltd. ADR	485,865	15,251
[2]	Poly Property Services Co. Ltd.	2,027,800	15,138
*,2	Tuya Inc. ADR	2,715,566	15,071
*	Brilliance China Automotive Holdings Ltd.	19,850,559	15,020
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSSC)	2,518,440	14,986
	Greentown Service Group Co. Ltd.	13,601,893	14,974
*,1,2	Venus MedTech Hangzhou Inc. Class H	3,848,500	14,904
	China Everbright Bank Co. Ltd. Class A (XSSC)	28,214,294	14,894
	CITIC Securities Co. Ltd. Class A (XSSC)	3,800,980	14,885
[2]	Shimao Group Holdings Ltd.	20,062,923	14,786
	Pharmaron Beijing Co. Ltd. Class A (XSEC)	782,071	14,587
	NARI Technology Co. Ltd. Class A (XSSC)	2,603,968	14,568
	Shougang Fushan Resources Group Ltd.	47,232,000	14,493
	Sinotruk Hong Kong Ltd.	9,686,467	14,408
	Citic Pacific Special Steel Group Co. Ltd. Class A (XSHE)	4,180,854	14,399
	Zijin Mining Group Co. Ltd. Class A (XSHG)	9,101,900	14,373
	Zhejiang Huayou Cobalt Co. Ltd. Class A (XSHG)	908,737	14,292
*,1	3SBio Inc.	18,040,086	14,284
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	21,772,532	14,260
	China Everbright Bank Co. Ltd. Class H	37,943,956	14,255
	Shenzhen International Holdings Ltd.	14,036,978	14,244
	China CITIC Bank Corp. Ltd. Class A (XSSC)	19,215,466	14,080
	Sany Heavy Industry Co. Ltd. Class A (XSSC)	4,399,964	14,051
[2]	China International Marine Containers Group Co. Ltd. Class H	7,775,578	14,027
	Unigroup Guoxin Microelectronics Co. Ltd. Class A (XSHE)	407,493	13,908
	Inner Mongolia Yitai Coal Co. Ltd. Class B	14,958,496	13,860
	Sany Heavy Equipment International Holdings Co. Ltd.	13,193,954	13,836
	China Petroleum & Chemical Corp. Class A	20,639,101	13,732
[2]	China Everbright Ltd.	12,084,100	13,693
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,111,539	13,549
	China United Network Communications Ltd. Class A	23,134,444	13,531
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSHG)	2,093,299	13,515
*	COFCO Joycome Foods Ltd.	32,485,000	13,393
	China Merchants Securities Co. Ltd. Class A (XSSC)	5,051,753	13,374
*	Lifetech Scientific Corp.	32,095,059	13,317
	China Yangtze Power Co. Ltd. Class A (XSSC)	3,847,428	13,282
	WuXi AppTec Co. Ltd. Class A (XSHG)	795,646	13,234
	Sanan Optoelectronics Co. Ltd. Class A (XSSC)	2,937,042	13,166
	Ping An Bank Co. Ltd. Class A (XSEC)	5,245,600	13,161
*	Baidu Inc. Class A	659,635	13,067
	Weichai Power Co. Ltd. Class A (XSHE)	5,238,078	12,956
	Lens Technology Co. Ltd. Class A	4,752,454	12,874
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	58,290,131	12,863
	BOE Technology Group Co. Ltd. Class B (XSHE)	27,866,309	12,774
	Shenwan Hongyuan Group Co. Ltd. Class A (XSHE)	17,153,281	12,672
*,1	InnoCare Pharma Ltd.	8,513,000	12,605
[1]	China Resources Pharmaceutical Group Ltd.	25,662,126	12,549
	China Shenhua Energy Co. Ltd. Class A (XSSC)	3,485,648	12,440
	China Datang Corp. Renewable Power Co. Ltd. Class H	30,656,000	12,440
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSSC)	808,217	12,381
*,1,2	China Logistics Property Holdings Co. Ltd.	21,890,409	12,370

		Shares	Market Value ($000)
*,2	Differ Group Holding Co. Ltd.	42,344,000	12,295
	Sany Heavy Industry Co. Ltd. Class A (XSHG)	3,845,979	12,282
	Maxscend Microelectronics Co. Ltd. Class A	295,748	12,276
	Metallurgical Corp. of China Ltd. Class H	45,755,885	12,271
	Zhaojin Mining Industry Co. Ltd. Class H	15,282,167	12,261
	Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	10,969,994	12,234
	BOE Technology Group Co. Ltd. Class A (XSHE)	15,937,654	12,233
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (XSSC)	280,320	12,217
[1]	China Railway Signal & Communication Corp. Ltd. Class H	34,265,798	12,126
	Fu Shou Yuan International Group Ltd.	15,438,913	12,117
	Focus Media Information Technology Co. Ltd. Class A (XSHE)	9,974,431	12,060
	Yonyou Network Technology Co. Ltd. Class A (XSSC)	2,164,585	12,027
	Montage Technology Co. Ltd. Class A	1,063,994	12,021
*	Ausnutria Dairy Corp. Ltd.	9,475,950	12,014
[1]	BAIC Motor Corp. Ltd. Class H	32,674,593	11,989
	Guangdong Haid Group Co. Ltd. Class A (XSHE)	1,046,167	11,925
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSHG)	209,775	11,892
*,2	GOME Retail Holdings Ltd.	173,516,708	11,885
	China Construction Bank Corp. Class A (XSSC)	12,521,610	11,861
	Yuexiu REIT	28,273,690	11,855
*,1,2	Luye Pharma Group Ltd.	27,138,456	11,854
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSHE)	5,517,630	11,792
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSHG)	1,954,362	11,790
	COSCO SHIPPING Development Co. Ltd. Class H	63,588,529	11,749
	Xinyi Energy Holdings Ltd.	23,292,000	11,687
	Chongqing Changan Automobile Co. Ltd. Class B	22,898,047	11,679
*	Hollysys Automation Technologies Ltd.	883,906	11,676
*,2	XD Inc.	3,032,200	11,462
[2]	Sihuan Pharmaceutical Holdings Group Ltd.	60,992,595	11,434
	CGN New Energy Holdings Co. Ltd.	15,006,000	11,375
	Chongqing Rural Commercial Bank Co. Ltd. Class H	30,962,539	11,349
	CITIC Securities Co. Ltd. Class A (XSHG)	2,884,890	11,298
	Huaxia Bank Co. Ltd. Class A (XSSC)	12,698,440	11,280
	Henan Shuanghui Investment & Development Co. Ltd. Class A (XSHE)	2,393,776	11,273
	ZTE Corp. Class A (XSEC)	2,352,274	11,271
[2]	CIMC Enric Holdings Ltd.	9,123,019	11,193
	Digital China Holdings Ltd.	19,654,894	11,144
	Sino-Ocean Group Holding Ltd.	45,014,589	11,055
	AECC Aviation Power Co. Ltd. Class A (XSSC)	1,448,466	11,042
*,2	Kingsoft Cloud Holdings Ltd. ADR	1,305,370	11,030
[1]	Sunac Services Holdings Ltd.	9,655,903	10,985
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,194,292	10,934
*,1,2	Alphamab Oncology	8,478,000	10,913
	Sinopec Engineering Group Co. Ltd. Class H	22,337,564	10,897
	Yunnan Baiyao Group Co. Ltd. Class A (XSHE)	764,792	10,895
	China Overseas Grand Oceans Group Ltd.	18,172,142	10,857
	Bank of Shanghai Co. Ltd. Class A (XSHG)	9,736,861	10,794
	Bank of Ningbo Co. Ltd. Class A (XSEC)	1,739,870	10,769
	Walvax Biotechnology Co. Ltd. Class A	1,395,857	10,768
	Imeik Technology Development Co. Ltd. Class A (XSHE)	153,060	10,733
	Bank of Nanjing Co. Ltd. Class A (XSSC)	6,894,868	10,715
	Shanghai Electric Group Co. Ltd. Class H	38,897,315	10,704
	Lao Feng Xiang Co. Ltd. Class B	3,138,552	10,659
	Trina Solar Co. Ltd. Class A	1,005,570	10,639
[2]	Agile Group Holdings Ltd.	20,063,226	10,635
*,2	China Eastern Airlines Corp. Ltd. Class H	27,217,558	10,605
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	1,712,561	10,589
*	Skyworth Group Ltd.	17,921,212	10,588

		Shares	Market Value ($000)
*	Advanced Micro-Fabrication Equipment Inc. China Class A	554,840	10,517
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A (XSHE)	1,536,200	10,477
	Sinotrans Ltd. Class H	32,010,836	10,421
	Weichai Power Co. Ltd. Class A (XSEC)	4,204,300	10,399
	Muyuan Foods Co. Ltd. Class A (XSEC)	1,194,367	10,397
*,2	HengTen Networks Group Ltd.	33,514,709	10,346
	China National Nuclear Power Co. Ltd. Class A (XSHG)	9,185,147	10,277
*	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,822,000	10,276
[1]	A-Living Smart City Services Co. Ltd.	5,273,413	10,267
[2]	Tianneng Power International Ltd.	9,948,156	10,262
	Shanghai Industrial Holdings Ltd.	6,918,289	10,206
[1]	Legend Holdings Corp. Class H	7,299,914	10,157
	Hundsun Technologies Inc. Class A (XSSC)	1,082,831	10,030
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,664,608	9,989
[1]	Guotai Junan Securities Co. Ltd. Class H	6,564,936	9,973
	Daqin Railway Co. Ltd. Class A (XSSC)	9,556,460	9,950
*	Baozun Inc. Class A	2,401,433	9,944
	KWG Group Holdings Ltd.	18,126,297	9,911
	Power Construction Corp. of China Ltd. Class A (XSSC)	7,234,508	9,911
	Angang Steel Co. Ltd. Class H	22,522,652	9,883
	China Shenhua Energy Co. Ltd. Class A (XSHG)	2,762,330	9,858
	Shaanxi Coal Industry Co. Ltd. Class A (XSHG)	4,955,234	9,852
	Zhongyu Energy Holdings Ltd.	9,445,000	9,846
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	25,988,261	9,840
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A (XSEC)	1,442,300	9,836
	SAIC Motor Corp. Ltd. Class A (XSHG)	3,304,565	9,827
*,1,2	Yidu Tech Inc.	5,228,900	9,802
	MINISO Group Holding Ltd. ADR	963,181	9,776
*	Dada Nexus Ltd. ADR	894,290	9,766
	China Oriental Group Co. Ltd.	33,037,736	9,720
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSSC)	26,036,625	9,714
	SG Micro Corp. Class A	220,494	9,649
	Anhui Conch Cement Co. Ltd. Class A (XSHG)	1,551,357	9,593
	Gigadevice Semiconductor Beijing Inc. Class A (XSSC)	429,489	9,575
*,1	Zhou Hei Ya International Holdings Co. Ltd.	13,576,904	9,541
	Guangzhou Tinci Materials Technology Co. Ltd. Class A (XSHE)	629,229	9,484
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,046,060	9,476
	China Education Group Holdings Ltd.	10,753,724	9,412
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSHG)	613,417	9,397
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	458,452	9,384
	Shenzhen Expressway Corp. Ltd. Class H	9,431,170	9,340
[1,2]	Blue Moon Group Holdings Ltd.	10,716,000	9,331
[2]	Logan Group Co. Ltd.	14,935,165	9,298
*	Aluminum Corp. of China Ltd. Class A	10,938,600	9,271
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	15,147,954	9,269
	Hengli Petrochemical Co. Ltd. Class A (XSHG)	2,441,550	9,249
*	I-Mab ADR	365,907	9,239
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSEC)	371,209	9,220
	Bank of Beijing Co. Ltd. Class A (XSSC)	13,022,373	9,218
	China Reinsurance Group Corp. Class H	94,101,940	9,207
*	Shanghai International Airport Co. Ltd. Class A (XSSC)	1,152,067	9,200
*	Chongqing Brewery Co. Ltd. Class A	437,051	9,195
*	Full Truck Alliance Co. Ltd. ADR	1,074,166	9,098
[2]	SSY Group Ltd.	20,337,775	9,041
[1]	Genertec Universal Medical Group Co. Ltd.	12,472,168	9,036
	Hisense Home Appliances Group Co. Ltd. Class A (XSHE)	3,768,127	9,012
[2]	C&D International Investment Group Ltd.	4,741,000	9,006
	Huayu Automotive Systems Co. Ltd. Class A (XSSC)	2,059,116	8,998

		Shares	Market Value ($000)
	Shanghai Putailai New Energy Technology Co. Ltd. Class A (XSSC)	397,315	8,991
	NetDragon Websoft Holdings Ltd.	3,551,138	8,963
	Iflytek Co. Ltd. Class A (XSHE)	1,289,959	8,930
	TCL Technology Group Corp. Class A (XSHE)	9,946,722	8,865
[2]	Guangzhou R&F Properties Co. Ltd. Class H	19,903,536	8,859
	China Resources Microelectronics Ltd. Class A	1,012,886	8,853
	China CSSC Holdings Ltd. Class A (XSSC)	2,742,329	8,830
	Huadong Medicine Co. Ltd. Class A (XSHE)	1,514,747	8,754
*,1,2	Peijia Medical Ltd.	6,147,000	8,740
	Lonking Holdings Ltd.	29,953,868	8,738
	Shenwan Hongyuan Group Co. Ltd. Class A (XSEC)	11,680,174	8,629
	Luxshare Precision Industry Co. Ltd. Class A (XSEC)	1,149,286	8,619
	China Risun Group Ltd.	15,715,000	8,589
	CSG Holding Co. Ltd. Class B	21,449,797	8,582
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	10,468,160	8,582
	Hangzhou Steam Turbine Co. Ltd. Class B	4,344,582	8,519
	China National Chemical Engineering Co. Ltd. Class A	5,245,900	8,516
	Sunwoda Electronic Co. Ltd. Class A	1,502,280	8,472
*	Shanxi Meijin Energy Co. Ltd. Class A	3,995,723	8,446
	Yealink Network Technology Corp. Ltd. Class A (XSHE)	682,600	8,427
	Gemdale Properties & Investment Corp. Ltd.	75,442,000	8,424
	Shenzhen Overseas Chinese Town Co. Ltd. Class A (XSHE)	6,821,721	8,354
*	Fufeng Group Ltd.	22,738,495	8,333
[1,2]	Shimao Services Holdings Ltd.	10,421,000	8,330
	Ginlong Technologies Co. Ltd. Class A	220,850	8,330
[2]	Zhenro Properties Group Ltd.	17,465,508	8,295
*	Zhejiang Century Huatong Group Co. Ltd. Class A	7,732,302	8,270
[2]	Tiangong International Co. Ltd.	16,633,224	8,256
*	Shenzhen Dynanonic Co. Ltd. Class A	94,100	8,254
	Everbright Securities Co. Ltd. Class A (XSSC)	3,781,910	8,216
	Datang International Power Generation Co. Ltd. Class H	43,690,046	8,185
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	231,780	8,182
*	Amlogic Shanghai Co. Ltd. Class A	421,718	8,171
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	2,067,000	8,108
	ZTE Corp. Class A (XSHE)	1,690,965	8,102
	Poly Property Group Co. Ltd.	30,409,038	7,996
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	4,011,192	7,991
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSHG)	6,018,977	7,991
	AECC Aviation Power Co. Ltd. Class A (XSHG)	1,047,513	7,985
[2]	Huadian Power International Corp. Ltd. Class H	21,811,909	7,973
	GoerTek Inc. Class A (XSEC)	1,056,728	7,969
	Tong Ren Tang Technologies Co. Ltd. Class H	8,420,132	7,900
	Seazen Holdings Co. Ltd. Class A (XSHG)	1,506,673	7,886
*	Hainan Meilan International Airport Co. Ltd.	2,954,000	7,871
	FinVolution Group ADR	1,988,644	7,855
	Beijing Roborock Technology Co. Ltd. Class A	55,998	7,848
	Tsingtao Brewery Co. Ltd. Class A (XSSC)	531,886	7,781
	Hangzhou First Applied Material Co. Ltd. Class A (XSHG)	429,134	7,774
*	Niu Technologies ADR	552,134	7,757
	Yanlord Land Group Ltd.	9,048,560	7,736
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSHE)	432,542	7,726
	Yunnan Energy New Material Co. Ltd. (XSEC)	191,600	7,706
*,1,2	Remegen Co. Ltd. Class H	1,166,500	7,701
	Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	6,846,784	7,636
*	XPeng Inc. Class A	436,131	7,607
	SDIC Power Holdings Co. Ltd. Class A (XSSC)	4,812,507	7,605
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A (XSHE)	661,281	7,600
	LB Group Co. Ltd. Class A (XSHE)	1,963,007	7,577

		Shares	Market Value ($000)
*	China Southern Airlines Co. Ltd. Class A	6,522,755	7,563
	Mango Excellent Media Co. Ltd. Class A (XSHE)	1,350,730	7,541
	Iflytek Co. Ltd. Class A (XSEC)	1,084,350	7,506
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	4,170,863	7,480
	Shenzhen Investment Ltd.	31,845,262	7,480
*,2	Yeahka Ltd.	2,504,400	7,479
	BOE Technology Group Co. Ltd. Class A (XSEC)	9,725,100	7,465
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,103,599	7,460
	Changchun High & New Technology Industry Group Inc. Class A (XSHE)	265,768	7,396
*	Air China Ltd. Class A (XSHG)	4,626,014	7,384
[2]	Zhuguang Holdings Group Co. Ltd.	34,095,000	7,366
[2]	Dongfang Electric Corp. Ltd. Class H	5,417,013	7,351
[1]	Pharmaron Beijing Co. Ltd. Class H	577,400	7,346
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	1,356,400	7,345
	China Jushi Co. Ltd. Class A (XSSC)	2,826,619	7,300
	Zhejiang NHU Co. Ltd. Class A (XSSC)	1,534,012	7,297
*	Zangge Mining Co. Ltd. Class A	1,417,800	7,278
	Poly Developments & Holdings Group Co. Ltd. Class A (XSHG)	2,945,052	7,265
	Ecovacs Robotics Co. Ltd. Class A (XSHG)	339,587	7,249
	Shandong Nanshan Aluminum Co. Ltd. Class A	10,511,013	7,223
	Ningbo Orient Wires & Cables Co. Ltd. Class A	770,799	7,218
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	2,573,068	7,184
	Guangdong Haid Group Co. Ltd. Class A (XSEC)	622,059	7,091
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	8,844,242	7,055
	Suzhou Maxwell Technologies Co. Ltd. Class A	89,560	7,035
*	National Silicon Industry Group Co. Ltd. Class A	1,875,919	7,029
*,2	Canaan Inc. ADR	1,619,178	6,962
	PetroChina Co. Ltd. Class A	8,747,290	6,959
	Huizhou Desay Sv Automotive Co. Ltd. Class A (XSHE)	315,500	6,940
	New China Life Insurance Co. Ltd. Class A (XSSC)	1,168,286	6,938
	Shanghai Jin Jiang Capital Co. Ltd. Class H	18,561,780	6,937
	Tian Lun Gas Holdings Ltd.	5,837,000	6,935
	StarPower Semiconductor Ltd. Class A	135,400	6,920
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSHG)	1,020,500	6,899
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (XSEC)	2,264,414	6,867
	China BlueChemical Ltd. Class H	25,064,568	6,862
	China Pacific Insurance Group Co. Ltd. Class A (XSHG)	1,642,193	6,841
*,2	CMGE Technology Group Ltd.	17,572,000	6,835
*	New Hope Liuhe Co. Ltd. Class A (XSHE)	2,667,624	6,794
*,2	HUYA Inc. ADR	1,023,313	6,774
[1]	Hangzhou Tigermed Consulting Co. Ltd. Class H	645,000	6,757
	Sun Art Retail Group Ltd.	18,496,500	6,755
[2]	Shoucheng Holdings Ltd.	36,607,211	6,736
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSSC)	822,600	6,686
*	Topchoice Medical Corp. Class A	283,779	6,682
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSHG)	1,384,963	6,679
	Huaxin Cement Co. Ltd. Class B	3,744,348	6,670
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	2,591,825	6,618
	Unigroup Guoxin Microelectronics Co. Ltd. Class A (XSEC)	193,388	6,600
*,2	EHang Holdings Ltd. ADR	415,430	6,564
	NAURA Technology Group Co. Ltd. Class A (XSEC)	143,100	6,512
	SF Holding Co. Ltd. Class A (XSEC)	644,205	6,469
	Bank of Hangzhou Co. Ltd. Class A (XSSC)	2,885,351	6,452
	Gemdale Corp. Class A (XSSC)	3,158,608	6,439
	Bloomage Biotechnology Corp. Ltd. Class A	337,103	6,437
	Industrial Securities Co. Ltd. Class A (XSSC)	4,715,465	6,435
	Shanghai International Port Group Co. Ltd. Class A (XSSC)	7,164,734	6,422
	Founder Securities Co. Ltd. Class A (XSSC)	5,520,913	6,403

		Shares	Market Value ($000)
	Weifu High-Technology Group Co. Ltd. Class B	3,196,249	6,388
	China Vanke Co. Ltd. Class A (XSEC)	1,977,298	6,341
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,159,579	6,326
*,1,2	Angelalign Technology Inc.	296,793	6,304
	Beijing Jingneng Clean Energy Co. Ltd. Class H	21,745,531	6,295
*	China Energy Engineering Corp. Ltd.	15,104,100	6,291
	Livzon Pharmaceutical Group Inc. Class A (XSHE)	1,138,681	6,290
*,2	Youdao Inc. ADR	449,765	6,288
[2]	China Evergrande Group	29,365,057	6,275
	Concord New Energy Group Ltd.	64,754,071	6,260
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,463,800	6,255
	Shandong Chenming Paper Holdings Ltd. Class B	14,133,946	6,251
[2]	Q Technology Group Co. Ltd.	5,706,424	6,205
	China Everbright Bank Co. Ltd. Class A (XSHG)	11,668,700	6,160
	West China Cement Ltd.	36,446,438	6,139
	Beijing Tongrentang Co. Ltd. Class A (XSSC)	923,994	6,137
	Ingenic Semiconductor Co. Ltd. Class A	348,916	6,099
	Yifeng Pharmacy Chain Co. Ltd. Class A	777,860	6,095
	Anhui Gujing Distillery Co. Ltd. Class A	183,940	6,088
	Huaneng Power International Inc. Class A (XSSC)	5,246,597	6,085
	Songcheng Performance Development Co. Ltd. Class A	2,512,551	6,079
	Zhejiang Dahua Technology Co. Ltd. Class A (XSHE)	1,997,192	6,044
	China Merchants Securities Co. Ltd. Class A (XSHG)	2,280,860	6,038
	Western Superconducting Technologies Co. Ltd. Class A	466,439	6,021
	Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	570,150	6,020
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,517,667	6,011
	PAX Global Technology Ltd.	8,297,436	6,010
	Wuhan Guide Infrared Co. Ltd. Class A (XSHE)	1,811,011	6,009
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	237,150	5,994
*,2	Li Auto Inc. Class A	486,845	5,974
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,882,872	5,972
	Beijing Shiji Information Technology Co. Ltd. Class A (XSHE)	1,194,490	5,970
*,1	Red Star Macalline Group Corp. Ltd. Class H	10,813,570	5,966
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	7,637,500	5,951
	3peak Inc. Class A	61,328	5,946
	JiuGui Liquor Co. Ltd. Class A (XSHE)	228,400	5,938
	Pharmaron Beijing Co. Ltd. Class A (XSHE)	317,644	5,925
	YongXing Special Materials Technology Co. Ltd. Class A (XSHE)	308,468	5,925
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSSC)	728,415	5,888
	Yuexiu Transport Infrastructure Ltd.	9,658,501	5,854
	China SCE Group Holdings Ltd.	26,179,301	5,849
	TBEA Co. Ltd. Class A (XSSC)	1,949,258	5,835
*	LexinFintech Holdings Ltd. ADR	1,629,836	5,835
	Tianjin Guangyu Development Co. Ltd. Class A	1,755,200	5,833
	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	9,305,792	5,830
*,2	China Common Rich Renewable Energy Investments Ltd.	206,154,000	5,830
	Yonyou Network Technology Co. Ltd. Class A (XSHG)	1,049,141	5,829
	Hithink RoyalFlush Information Network Co. Ltd. Class A (XSEC)	291,059	5,822
	Greatview Aseptic Packaging Co. Ltd.	15,116,219	5,807
	Ningbo Deye Technology Co. Ltd. Class A	141,310	5,781
	China Railway Group Ltd. Class A (XSHG)	5,882,329	5,778
	Shanghai Putailai New Energy Technology Co. Ltd. Class A (XSHG)	254,945	5,769
*	SOHO China Ltd.	26,396,030	5,767
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	222,900	5,754
	China Railway Group Ltd. Class A (XSSC)	5,847,514	5,744
	Joinn Laboratories China Co. Ltd. Class A	374,452	5,723

		Shares	Market Value ($000)
	Inspur Electronic Information Industry Co. Ltd. Class A (XSHE)	1,065,310	5,719
[1,2]	Simcere Pharmaceutical Group Ltd.	5,793,000	5,717
*	Chengxin Lithium Group Co. Ltd. Class A	791,374	5,670
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,254,700	5,664
	Bank of Beijing Co. Ltd. Class A (XSHG)	7,990,662	5,657
	Satellite Chemical Co. Ltd. Class A (XSEC)	842,667	5,615
	Bank of Hangzhou Co. Ltd. Class A (XSHG)	2,503,028	5,597
	Shenzhen Capchem Technology Co. Ltd. Class A	371,900	5,590
	Shenzhen Kangtai Biological Products Co. Ltd. Class A (XSHE)	439,500	5,589
	Bank of Communications Co. Ltd. Class A (XSHG)	7,470,900	5,585
*	Sohu.com Ltd. ADR	305,971	5,569
	Anhui Expressway Co. Ltd. Class H	6,572,097	5,567
	Jiangsu Cnano Technology Co. Ltd. Class A	240,093	5,503
	Zhejiang Chint Electrics Co. Ltd. Class A (XSHG)	724,458	5,467
*,1,2	Ascentage Pharma Group International	2,108,000	5,460
	Yunnan Baiyao Group Co. Ltd. Class A (XSEC)	382,093	5,443
	Tongwei Co. Ltd. Class A (XSHG)	911,400	5,442
[1,2]	Hope Education Group Co. Ltd.	42,060,000	5,424
	Rongsheng Petrochemical Co. Ltd. Class A (XSHE)	1,892,544	5,423
*	Shanghai International Airport Co. Ltd. Class A (XSHG)	677,126	5,407
	Sanan Optoelectronics Co. Ltd. Class A (XSHG)	1,205,300	5,403
	Livzon Pharmaceutical Group Inc. Class H	1,512,753	5,396
	Aisino Corp. Class A	2,638,819	5,391
*	Kuang-Chi Technologies Co. Ltd. Class A (XSHE)	1,703,004	5,378
	ZTO Express Cayman Inc.	181,793	5,375
	Beijing Easpring Material Technology Co. Ltd. Class A	391,500	5,368
	Zhejiang NHU Co. Ltd. Class A (XSHE)	1,125,960	5,356
	Sieyuan Electric Co. Ltd. Class A	740,600	5,333
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	3,831,312	5,332
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSHG)	891,500	5,305
	Wens Foodstuffs Group Co. Ltd. Class A	1,663,742	5,298
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,616,092	5,285
	BBMG Corp. Class H	33,654,781	5,280
	Jiangsu Eastern Shenghong Co. Ltd. Class A (XSHE)	1,972,800	5,261
*	COSCO SHIPPING Holdings Co. Ltd. Class A	2,025,538	5,259
	Haitong Securities Co. Ltd. Class A (XSSC)	2,897,117	5,256
*	Chongqing Sokon Industry Group Co. Ltd. Class A	724,628	5,256
	Hithink RoyalFlush Information Network Co. Ltd. Class A (XSHE)	262,728	5,255
	Hongfa Technology Co. Ltd. Class A (XSHG)	520,834	5,245
	Sichuan Road & Bridge Co. Ltd. Class A (XSSC)	3,078,095	5,223
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSHG)	194,117	5,223
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	4,046,069	5,221
	China Greatwall Technology Group Co. Ltd. Class A (XSHE)	2,581,088	5,194
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,706,137	5,185
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSHG)	1,744,585	5,185
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	269,955	5,181
*	Xinjiang Daqo New Energy Co. Ltd. Class A	655,749	5,154
*,1,2	Maoyan Entertainment	3,976,800	5,129
	Apeloa Pharmaceutical Co. Ltd. Class A	1,149,021	5,114
	Bank of Chongqing Co. Ltd. Class H	8,637,066	5,110
*,2	Comba Telecom Systems Holdings Ltd.	22,006,130	5,097
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,634,490	5,084
	By-health Co. Ltd. Class A	1,281,506	5,073
	Shenzhen Kedali Industry Co. Ltd. Class A	204,800	5,057
	Tongkun Group Co. Ltd. Class A (XSSC)	1,535,799	5,054
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	731,570	5,053
*	Lingyi iTech Guangdong Co. Class A (XSHE)	5,198,300	5,051
	Gongniu Group Co. Ltd. Class A	205,153	5,042

		Shares	Market Value ($000)
	Will Semiconductor Co. Ltd. Shanghai Class A (XSSC)	123,500	5,017
*,1,2	China Renaissance Holdings Ltd.	2,851,500	5,016
	Sinoma Science & Technology Co. Ltd. Class A (XSHE)	1,072,739	5,011
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	1,092,991	4,998
	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,682,700	4,984
	Huayu Automotive Systems Co. Ltd. Class A (XSHG)	1,136,877	4,968
	Skshu Paint Co. Ltd. Class A	296,048	4,960
	Asymchem Laboratories Tianjin Co. Ltd. Class A (XSHE)	96,376	4,954
	Hoshine Silicon Industry Co. Ltd. Class A (XSSC)	296,900	4,945
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,522,958	4,938
	China Tourism Group Duty Free Corp. Ltd. Class A (XSHG)	149,700	4,910
	Ningbo Shanshan Co. Ltd. Class A (XSSC)	1,158,818	4,905
	Guosen Securities Co. Ltd. Class A (XSHE)	2,826,041	4,896
	Chongqing Changan Automobile Co. Ltd. Class A (XSHE)	2,382,460	4,893
	Bank of Guiyang Co. Ltd. Class A	4,727,627	4,864
	Shengyi Technology Co. Ltd. Class A (XSSC)	1,562,060	4,862
*	Fushun Special Steel Co. Ltd. Class A	1,722,390	4,861
	Gigadevice Semiconductor Beijing Inc. Class A (XSHG)	217,690	4,853
	Beijing New Building Materials plc Class A (XSEC)	944,497	4,841
	Tianshui Huatian Technology Co. Ltd. Class A	2,661,019	4,831
	China Minsheng Banking Corp. Ltd. Class A (XSHG)	7,891,860	4,829
	Shanghai RAAS Blood Products Co. Ltd. Class A	4,555,299	4,827
	Longshine Technology Group Co. Ltd. Class A (XSHE)	917,625	4,811
	Beijing United Information Technology Co. Ltd. Class A	265,810	4,798
	China Zheshang Bank Co. Ltd. Class A	8,877,600	4,792
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	95,848	4,782
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	17,644,195	4,769
	Bank of Jiangsu Co. Ltd. Class A	4,582,387	4,769
	Yankuang Energy Group Co. Ltd. Class A (XSSC)	1,301,300	4,766
	Focus Media Information Technology Co. Ltd. Class A (XSEC)	3,940,617	4,764
	Health & Happiness H&H International Holdings Ltd.	2,823,451	4,745
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	480,947	4,743
	China National Nuclear Power Co. Ltd. Class A (XSSC)	4,236,800	4,740
	Zhejiang Longsheng Group Co. Ltd. Class A (XSHG)	2,405,050	4,732
*	Gotion High-tech Co. Ltd. Class A (XSHE)	740,369	4,731
	Huaxin Cement Co. Ltd. Class A (XSSC)	1,613,004	4,724
	China Resources Medical Holdings Co. Ltd.	8,342,289	4,710
	Bank of Shanghai Co. Ltd. Class A (XSSC)	4,225,933	4,685
	Zhejiang Weixing New Building Materials Co. Ltd. Class A (XSEC)	1,310,729	4,682
	China Molybdenum Co. Ltd. Class A (XSSC)	5,636,411	4,681
	Raytron Technology Co. Ltd. Class A	470,734	4,678
	Skyfame Realty Holdings Ltd.	43,309,804	4,669
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	674,874	4,666
	Metallurgical Corp. of China Ltd. Class A (XSSC)	8,007,833	4,662
	Ningbo Tuopu Group Co. Ltd. Class A (XSSC)	529,218	4,646
	Wuxi Shangji Automation Co. Ltd. Class A	231,400	4,646
	Xiamen Faratronic Co. Ltd. Class A (XSSC)	148,115	4,612
	Haohua Chemical Science & Technology Co. Ltd.	757,270	4,611
	GD Power Development Co. Ltd. Class A (XSSC)	11,037,415	4,595
	KWG Living Group Holdings Ltd.	10,424,047	4,586
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (XSHE)	1,509,449	4,578
	Hualan Biological Engineering Inc. Class A (XSHE)	1,139,475	4,556
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	169,460	4,556
	Jiangsu Yoke Technology Co. Ltd. Class A (XSHE)	434,400	4,550
*	Yunnan Yuntianhua Co. Ltd. Class A	1,700,100	4,546
	Fangda Carbon New Material Co. Ltd. Class A (XSSC)	2,963,392	4,538
[1,2]	Midea Real Estate Holding Ltd.	3,069,200	4,534
*,1,2	CStone Pharmaceuticals	5,829,500	4,519

		Shares	Market Value ($000)
	Changjiang Securities Co. Ltd. Class A (XSHE)	4,061,524	4,497
	Henan Mingtai Al Industrial Co. Ltd. Class A	678,054	4,493
*,1,2	Mobvista Inc.	5,552,000	4,491
	Times China Holdings Ltd.	11,534,884	4,471
[2]	China Modern Dairy Holdings Ltd.	26,225,299	4,468
[1,2]	Viva Biotech Holdings	9,715,500	4,458
[2]	Kangji Medical Holdings Ltd.	4,062,500	4,458
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSHE)	3,988,491	4,457
[1,2]	China New Higher Education Group Ltd.	12,870,000	4,451
	Shandong Shida Shenghua Chemical Group Co. Ltd. Class A	171,000	4,441
	Dongfang Electric Corp. Ltd. Class A (XSSC)	1,632,091	4,424
	Hengyi Petrochemical Co. Ltd. Class A	2,762,100	4,422
	Zhuzhou Hongda Electronics Corp. Ltd. Class A (XSHE)	332,126	4,406
*	TCL Electronics Holdings Ltd.	8,647,329	4,403
	Angel Yeast Co. Ltd. Class A (XSHG)	484,793	4,389
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A (XSHG)	356,490	4,387
	New China Life Insurance Co. Ltd. Class A (XSHG)	735,500	4,368
	Tongling Nonferrous Metals Group Co. Ltd. Class A (XSHE)	8,082,400	4,366
	Anjoy Foods Group Co. Ltd. Class A	206,298	4,356
	China Minmetals Rare Earth Co. Ltd. Class A	892,000	4,343
	Thunder Software Technology Co. Ltd. Class A (XSEC)	194,300	4,312
	Sichuan Swellfun Co. Ltd. Class A (XSHG)	274,775	4,312
	Bank of Nanjing Co. Ltd. Class A (XSHG)	2,772,476	4,309
	Chongqing Changan Automobile Co. Ltd. Class A (XSEC)	2,093,080	4,299
*,2	DouYu International Holdings Ltd. ADR	2,041,762	4,288
	Thunder Software Technology Co. Ltd. Class A (XSHE)	193,027	4,284
	Han's Laser Technology Industry Group Co. Ltd. Class A (XSEC)	570,023	4,281
*	Spring Airlines Co. Ltd. Class A (XSSC)	472,836	4,258
	Shanghai Electric Group Co. Ltd. Class A (XSHG)	6,305,593	4,258
	Andon Health Co. Ltd. Class A	437,956	4,246
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	1,018,927	4,245
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A (XSHE)	3,088,732	4,245
	Ovctek China Inc. Class A (XSHE)	705,542	4,245
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	7,221,500	4,232
	Proya Cosmetics Co. Ltd. Class A	158,100	4,228
	Youngor Group Co. Ltd. Class A (XSSC)	4,025,472	4,223
	Sinopec Kantons Holdings Ltd.	11,030,976	4,215
	Zhongjin Gold Corp. Ltd. Class A (XSSC)	3,336,533	4,212
*	Dazhong Transportation Group Co. Ltd. Class B	14,483,176	4,205
	Jiangsu GoodWe Power Supply Technology Co. Ltd. Class A	65,229	4,196
	Shandong Gold Mining Co. Ltd. Class A (XSHG)	1,405,380	4,177
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	157,500	4,162
	Bank of Changsha Co. Ltd. Class A	3,355,488	4,159
	AVIC Industry-Finance Holdings Co. Ltd. Class A (XSSC)	6,912,445	4,150
*,2,3	China Zhongwang Holdings Ltd.	19,211,219	4,139
	Avary Holding Shenzhen Co. Ltd. Class A (XSHE)	718,384	4,130
	Daqin Railway Co. Ltd. Class A (XSHG)	3,964,820	4,128
	Zhuzhou Kibing Group Co. Ltd. Class A (XSSC)	1,635,114	4,119
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	4,114
	Foxconn Industrial Internet Co. Ltd. Class A (XSHG)	2,330,600	4,095
	China CSSC Holdings Ltd. Class A (XSHG)	1,271,400	4,094
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A (XSHE)	1,719,826	4,089
[1,2]	Redco Properties Group Ltd.	11,877,640	4,086
	TBEA Co. Ltd. Class A (XSHG)	1,364,269	4,084
	Consun Pharmaceutical Group Ltd.	8,294,000	4,056
	China National Accord Medicines Corp. Ltd. Class B	1,576,689	4,054
	China Shineway Pharmaceutical Group Ltd.	4,503,885	4,054
	Beijing Tongrentang Co. Ltd. Class A (XSHG)	609,800	4,050

		Shares	Market Value ($000)
	State Grid Yingda Co. Ltd. Class A (XSHG)	3,932,201	4,049
	Yonghui Superstores Co. Ltd. Class A (XSSC)	6,583,940	4,033
	Goke Microelectronics Co. Ltd. Class A	176,849	4,033
	Seazen Holdings Co. Ltd. Class A (XSSC)	769,700	4,029
	Intco Medical Technology Co. Ltd. Class A	480,525	4,019
	Sichuan Chuantou Energy Co. Ltd. Class A (XSHG)	2,300,616	4,018
	Power Construction Corp. of China Ltd. Class A (XSHG)	2,932,402	4,017
	Zhejiang Chint Electrics Co. Ltd. Class A (XSSC)	532,088	4,015
	Guangzhou Baiyun International Airport Co. Ltd. Class A (XSHG)	1,854,947	4,009
	Hangzhou Robam Appliances Co. Ltd. Class A (XSHE)	731,804	4,001
	Shanghai Lingang Holdings Corp. Ltd. Class A	1,753,021	3,999
	China Great Wall Securities Co. Ltd. Class A (XSHE)	2,214,000	3,993
*,2	Autohome Inc. Class A	500,968	3,991
	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSHE)	2,750,387	3,987
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSHG)	10,672,940	3,982
*	New Hope Liuhe Co. Ltd. Class A (XSEC)	1,562,521	3,980
[1,2]	Archosaur Games Inc.	3,751,000	3,978
	China Dongxiang Group Co. Ltd.	47,656,360	3,966
	Jiayuan International Group Ltd.	11,405,853	3,963
	China Molybdenum Co. Ltd. Class A (XSHG)	4,761,500	3,954
	Sichuan Chuantou Energy Co. Ltd. Class A (XSSC)	2,259,661	3,947
	AVIC Electromechanical Systems Co. Ltd. Class A (XSHE)	2,057,022	3,945
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSHG)	1,490,700	3,944
	Zhejiang Juhua Co. Ltd. Class A (XSHG)	1,923,462	3,942
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	574,075	3,933
	Zhejiang HangKe Technology Inc. Co. Class A	284,125	3,928
	Porton Pharma Solutions Ltd. Class A (XSEC)	321,250	3,920
	Shenzhen Senior Technology Material Co. Ltd. Class A	691,710	3,911
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (XSHE)	586,842	3,891
*,1	Meitu Inc.	19,614,436	3,889
	Sangfor Technologies Inc. Class A	158,382	3,884
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	778,459	3,883
	ENN Natural Gas Co. Ltd. Class A (XSSC)	1,415,231	3,876
	JNBY Design Ltd.	2,616,500	3,870
	Satellite Chemical Co. Ltd. Class A (XSHE)	580,660	3,869
	Shenzhen Sunlord Electronics Co. Ltd. Class A (XSHE)	725,578	3,863
*	Kaisa Group Holdings Ltd.	34,138,886	3,860
	Ninestar Corp. Class A (XSHE)	498,987	3,856
	Ming Yang Smart Energy Group Ltd. Class A (XSSC)	946,406	3,855
	China Merchants Energy Shipping Co. Ltd. Class A (XSHG)	6,260,123	3,844
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSHG)	472,400	3,840
[3]	Tianli Education International Holdings Ltd.	15,654,000	3,835
	Flat Glass Group Co. Ltd. Class A	492,500	3,825
[1,2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	646,600	3,822
	XCMG Construction Machinery Co. Ltd. Class A (XSEC)	4,260,700	3,816
	Chacha Food Co. Ltd. Class A	440,621	3,807
*	Guanghui Energy Co. Ltd. Class A (XSSC)	4,127,812	3,806
	JCET Group Co. Ltd. Class A (XSHG)	885,051	3,801
	Hundsun Technologies Inc. Class A (XSHG)	410,284	3,800
	Jafron Biomedical Co. Ltd. Class A (XSHE)	510,690	3,800
	Ecovacs Robotics Co. Ltd. Class A (XSSC)	177,900	3,798
	Shenzhen Energy Group Co. Ltd. Class A (XSHE)	3,449,070	3,794
	Sinolink Securities Co. Ltd. Class A (XSSC)	2,313,400	3,791
	Bethel Automotive Safety Systems Co. Ltd. Class A	307,920	3,791
	Haitong Securities Co. Ltd. Class A (XSHG)	2,088,900	3,790
	Beijing New Building Materials plc Class A (XSHE)	739,100	3,788
	Zhejiang Supor Co. Ltd. Class A	462,619	3,785
[1]	Joinn Laboratories China Co. Ltd. Class H	512,100	3,772

		Shares	Market Value ($000)
	Anhui Jinhe Industrial Co. Ltd. Class A	580,800	3,762
	Zhejiang Dahua Technology Co. Ltd. Class A (XSEC)	1,239,421	3,751
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSSC)	776,700	3,746
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	61,045	3,744
	Riyue Heavy Industry Co. Ltd. Class A	846,060	3,736
	Jason Furniture Hangzhou Co. Ltd. Class A (XSHG)	322,318	3,734
[2]	China Aoyuan Group Ltd.	18,610,071	3,732
	Chengdu Kanghua Biological Products Co. Ltd. Class A	104,100	3,729
*	Neusoft Corp. Class A	1,764,766	3,718
*	NavInfo Co. Ltd. Class A (XSHE)	1,474,200	3,717
*	Sichuan New Energy Power Co. Ltd.	1,148,978	3,711
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A (XSHE)	1,418,946	3,705
	WUS Printed Circuit Kunshan Co. Ltd. Class A (XSHE)	1,344,614	3,693
	Jiangsu Azure Corp.	956,450	3,689
	Tofflon Science & Technology Group Co. Ltd. Class A	622,854	3,687
*,1,2	Ocumension Therapeutics	2,506,500	3,676
*,1,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	4,010,164	3,659
	Hangzhou Lion Electronics Co. Ltd. Class A	195,500	3,651
*	Suning.com Co. Ltd. Class A (XSHE)	5,912,122	3,641
	China Foods Ltd.	8,761,153	3,628
*	China Eastern Airlines Corp. Ltd. Class A (XSSC)	3,992,926	3,626
	Guangzhou Tinci Materials Technology Co. Ltd. Class A (XSEC)	240,210	3,620
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSSC)	815,911	3,620
	Tianfeng Securities Co. Ltd. Class A (XSHG)	6,154,760	3,619
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	2,645,487	3,615
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	463,307	3,615
	Guolian Securities Co. Ltd. Class A	1,561,900	3,605
	Shenergy Co. Ltd. Class A (XSHG)	3,536,068	3,604
	Dongxing Securities Co. Ltd. Class A (XSHG)	2,151,801	3,599
	Kingfa Sci & Tech Co. Ltd. Class A (XSHG)	2,002,000	3,595
	Shandong Linglong Tyre Co. Ltd. Class A	738,991	3,579
	Ningbo Zhoushan Port Co. Ltd. Class A (XSSC)	5,735,663	3,574
	Micro-Tech Nanjing Co. Ltd. Class A	144,847	3,565
	Zhejiang Huayou Cobalt Co. Ltd. Class A (XSSC)	226,170	3,557
*	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSSC)	6,419,863	3,557
*	Youngy Co. Ltd. Class A	239,500	3,543
	Huaibei Mining Holdings Co. Ltd. Class A	1,987,600	3,533
	Winning Health Technology Group Co. Ltd. Class A	1,933,768	3,526
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A (XSHG)	617,120	3,526
	Shaanxi Coal Industry Co. Ltd. Class A (XSSC)	1,772,483	3,524
	China Harmony Auto Holding Ltd.	6,386,500	3,524
	Sichuan Expressway Co. Ltd. Class A (XSSC)	5,008,410	3,523
*,2	Gaotu Techedu Inc. ADR	1,879,425	3,515
	Keda Industrial Group Co. Ltd. (XSHG)	1,214,600	3,506
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSHG)	6,142,762	3,506
[1,2]	AK Medical Holdings Ltd.	4,969,000	3,496
	Beijing Enlight Media Co. Ltd. Class A	2,100,403	3,495
	Wuhan DR Laser Technology Corp. Ltd. Class A	91,680	3,492
	Wuxi NCE Power Co. Ltd. Class A	137,060	3,492
	Oppein Home Group Inc. Class A	160,397	3,485
	Jiangxi Copper Co. Ltd. Class A	1,066,444	3,480
	TCL Technology Group Corp. Class A (XSEC)	3,903,000	3,478
	Heilongjiang Agriculture Co. Ltd. Class A (XSHG)	1,658,771	3,467
	AVICOPTER plc Class A (XSSC)	395,502	3,466
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	389,224	3,463
	Xiamen Tungsten Co. Ltd. Class A (XSSC)	1,111,059	3,458
[2]	Zhongliang Holdings Group Co. Ltd.	7,356,500	3,458
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,530,688	3,447

		Shares	Market Value ($000)
	SDIC Power Holdings Co. Ltd. Class A (XSHG)	2,166,500	3,424
*	Qi An Xin Technology Group Inc. Class A	288,086	3,424
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSSC)	1,293,400	3,422
	Shanghai Wanye Enterprises Co. Ltd. Class A	863,256	3,414
	Huatai Securities Co. Ltd. Class A (XSHG)	1,259,400	3,411
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,317,706	3,397
	China National Software & Service Co. Ltd. Class A (XSSC)	467,534	3,388
*	Burning Rock Biotech Ltd. ADR	376,458	3,388
	Guoyuan Securities Co. Ltd. Class A (XSHE)	2,989,442	3,387
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSSC)	182,100	3,385
	CECEP Solar Energy Co. Ltd. Class A (XSHE)	2,436,430	3,384
*,1,2	Kintor Pharmaceutical Ltd.	3,368,500	3,378
	Ming Yang Smart Energy Group Ltd. Class A (XSHG)	828,600	3,376
	Meihua Holdings Group Co. Ltd. Class A	2,937,500	3,375
	Huaxia Bank Co. Ltd. Class A (XSHG)	3,790,591	3,367
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,750,086	3,364
	Yantai Eddie Precision Machinery Co. Ltd. Class A (XSHG)	709,199	3,353
	China Kepei Education Group Ltd.	10,414,000	3,351
	SooChow Securities Co. Ltd. Class A (XSSC)	2,704,898	3,346
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	951,200	3,346
	State Grid Information & Communication Co. Ltd.	1,065,500	3,342
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	122,057	3,329
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A (XSHE)	1,194,312	3,324
	Shanghai Medicilon Inc. Class A	59,652	3,312
*	Hunan Changyuan Lico Co. Ltd. Class A	1,018,745	3,289
*,2	Beijing Enterprises Clean Energy Group Ltd.	268,597,198	3,281
*	Beijing Jingyuntong Technology Co. Ltd. Class A (XSHG)	2,560,903	3,279
*	Hi Sun Technology China Ltd.	24,876,186	3,277
*,1	China East Education Holdings Ltd.	6,346,500	3,276
[1]	CSC Financial Co. Ltd. Class H	2,905,000	3,274
	Shanghai Bailian Group Co. Ltd. Class B	3,845,856	3,270
	China Baoan Group Co. Ltd. Class A (XSHE)	1,584,916	3,255
*	China Eastern Airlines Corp. Ltd. Class A (XSHG)	3,583,900	3,254
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSEC)	1,517,160	3,242
	Luxi Chemical Group Co. Ltd. Class A	1,437,608	3,217
	Henan Shuanghui Investment & Development Co. Ltd. Class A (XSEC)	680,409	3,204
*	OneConnect Financial Technology Co. Ltd. ADR	1,601,577	3,203
	Hangzhou Dptech Technologies Co. Ltd. Class A	551,765	3,200
*	Yunnan Tin Co. Ltd. Class A (XSEC)	1,002,399	3,198
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,294,419	3,197
[1]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,223,659	3,193
	Sailun Group Co. Ltd. Class A (XSHG)	1,737,560	3,189
*	Sinofert Holdings Ltd.	23,790,032	3,188
*	Wanda Film Holding Co. Ltd. Class A (XSEC)	1,373,150	3,186
*	China First Heavy Industries Class A	6,516,775	3,185
[1,2]	Shandong Gold Mining Co. Ltd. Class H	1,886,450	3,184
	Changchun High & New Technology Industry Group Inc. Class A (XSEC)	114,350	3,182
	Xi'an Triangle Defense Co. Ltd. Class A	458,339	3,182
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	878,495	3,171
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,232	3,166
*	IRICO Display Devices Co. Ltd. Class A	3,444,901	3,165
	iRay Technology Co. Ltd. Class A	49,764	3,154
*	China High Speed Transmission Equipment Group Co. Ltd.	4,530,934	3,152
	Huadian Power International Corp. Ltd. Class A (XSSC)	4,776,691	3,150
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	5,398,521	3,139
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSSC)	1,641,502	3,137
	China Hainan Rubber Industry Group Co. Ltd. Class A	4,107,000	3,137
	CNOOC Energy Technology & Services Ltd. Class A	7,369,200	3,128

		Shares	Market Value ($000)
	AECC Aero-Engine Control Co. Ltd. Class A (XSEC)	835,100	3,126
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A (XSHE)	1,241,400	3,125
	Xinhu Zhongbao Co. Ltd. Class A (XSSC)	6,695,254	3,124
*	Sinopec Oilfield Service Corp. Class A (XSHG)	9,698,700	3,122
	Qingdao Haier Biomedical Co. Ltd. Class A	274,959	3,122
*	Tibet Mineral Development Co. Class A	483,500	3,118
	Beijing Originwater Technology Co. Ltd. Class A	2,987,418	3,115
	Yunda Holding Co. Ltd. Class A (XSHE)	998,503	3,110
	AVIC Electromechanical Systems Co. Ltd. Class A (XSEC)	1,620,145	3,107
*,1,2	Ascletis Pharma Inc.	6,103,000	3,104
	Shenzhen SC New Energy Technology Corp. Class A (XSHE)	239,070	3,102
	SDIC Capital Co. Ltd. Class A (XSSC)	2,601,024	3,088
	Shanghai Haixin Group Co. Class B	8,967,263	3,079
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSHG)	672,905	3,077
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A (XSHE)	421,687	3,075
	Hubei Dinglong Co. Ltd. Class A	930,908	3,073
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSSC)	648,250	3,069
	Shanxi Coking Coal Energy Group Co. Ltd. Class A (XSHE)	2,482,645	3,069
	Qingdao TGOOD Electric Co. Ltd. Class A	947,216	3,068
	Hengtong Optic-electric Co. Ltd. Class A (XSSC)	1,378,105	3,068
*,2	Ronshine China Holdings Ltd.	7,406,808	3,064
	BBMG Corp. Class A (XSSC)	7,076,779	3,060
	GEM Co. Ltd. Class A (XSHE)	2,179,354	3,059
	Zhejiang Cfmoto Power Co. Ltd. Class A	136,700	3,057
	Baoji Titanium Industry Co. Ltd. Class A	417,700	3,056
	CECEP Wind-Power Corp. Class A (XSSC)	3,785,316	3,043
	Zhongtai Securities Co. Ltd. Class A	2,215,700	3,039
	Liaoning Cheng Da Co. Ltd. Class A (XSSC)	1,157,220	3,036
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSSC)	1,320,998	3,034
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSEC)	2,714,500	3,033
	Shanghai Huayi Group Co. Ltd. Class B	4,271,943	3,032
	Huizhou Desay Sv Automotive Co. Ltd. Class A (XSEC)	137,400	3,022
	Xiamen C & D Inc. Class A (XSHG)	2,041,900	3,022
*	Vantone Neo Development Group Co. Ltd.	2,028,010	3,021
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	775,957	3,021
	Greenland Holdings Corp. Ltd. Class A (XSHG)	4,372,495	3,019
	Beijing E-Hualu Information Technology Co. Ltd. Class A	688,629	3,015
	Huaneng Power International Inc. Class A (XSHG)	2,599,994	3,015
	Vats Liquor Chain Store Management JSC Ltd. Class A	428,658	3,014
	Harbin Electric Co. Ltd. Class H	9,081,875	3,013
	YTO Express Group Co. Ltd. Class A (XSSC)	1,180,600	3,004
[2]	Fire Rock Holdings Ltd.	31,479,500	3,002
	Industrial & Commercial Bank of China Ltd. Class A (XSHG)	4,078,600	2,997
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSSC)	4,221,531	2,994
	Huafon Chemical Co. Ltd. Class A (XSHE)	1,999,101	2,993
	Arcsoft Corp. Ltd. Class A	492,368	2,984
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSHG)	368,662	2,980
	GD Power Development Co. Ltd. Class A (XSHG)	7,153,216	2,978
	Liaoning Port Co. Ltd. Class A	11,206,208	2,965
	Southwest Securities Co. Ltd. Class A (XSSC)	3,922,781	2,960
*	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	799,753	2,960
	JCET Group Co. Ltd. Class A (XSSC)	688,244	2,956
	Eastroc Beverage Group Co. Ltd. Class A	118,151	2,944
	Risen Energy Co. Ltd. Class A	849,400	2,942
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	773,385	2,934
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A (XSSC)	5,866,055	2,931
*	Yunnan Aluminium Co. Ltd. Class A (XSEC)	1,669,852	2,927
	Shennan Circuits Co. Ltd. Class A	155,817	2,926

		Shares	Market Value ($000)
	Nantong Jianghai Capacitor Co. Ltd. Class A (XSHE)	770,148	2,924
	Bestechnic Shanghai Co. Ltd. Class A	73,389	2,912
*	Kingnet Network Co. Ltd. Class A	3,536,932	2,909
	Electric Connector Technology Co. Ltd. Class A	358,005	2,898
[1,2]	China Yuhua Education Corp. Ltd.	13,293,676	2,893
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSSC)	1,571,541	2,891
	Guangdong Electric Power Development Co. Ltd. Class A	3,812,800	2,889
*	Zhejiang Yongtai Technology Co. Ltd. Class A (XSHE)	563,626	2,889
	Hunan Zhongke Electric Co. Ltd. Class A	561,600	2,875
*	Great Chinasoft Technology Co. Ltd. Class A	1,077,300	2,874
*	Tianqi Lithium Corp. Class A (XSEC)	201,353	2,865
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	1,122,310	2,864
	Levima Advanced Materials Corp. Class A	639,500	2,858
	Hangzhou Oxygen Plant Group Co. Ltd.	586,150	2,854
	Chongqing Rural Commercial Bank Co. Ltd. Class A	4,688,700	2,849
	Guangdong Hongda Holdings Group Co. Ltd. Class A	684,658	2,841
*	Guangshen Railway Co. Ltd. Class H	16,087,093	2,833
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,920,805	2,831
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	657,850	2,829
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	319,483	2,829
	Weihai Guangwei Composites Co. Ltd. Class A (XSHE)	248,048	2,824
	ZWSOFT Co. Ltd. Guangzhou Class A	58,604	2,822
*	Nuode Investment Co. Ltd. Class A	1,375,500	2,819
	Hoshine Silicon Industry Co. Ltd. Class A (XSHG)	169,120	2,817
	Jointown Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,340,895	2,813
	Westone Information Industry Inc. Class A (XSHE)	441,179	2,812
	KBC Corp. Ltd. Class A	63,946	2,809
*	Sichuan Development Lomon Co. Ltd. Class A	1,584,100	2,807
	Wuchan Zhongda Group Co. Ltd. Class A (XSSC)	3,360,100	2,806
*	Beiqi Foton Motor Co. Ltd. Class A (XSHG)	5,405,876	2,804
	XCMG Construction Machinery Co. Ltd. Class A (XSHE)	3,128,215	2,802
	Chengtun Mining Group Co. Ltd. Class A (XSSC)	2,016,262	2,799
	Western Securities Co. Ltd. Class A (XSHE)	2,321,451	2,796
*,2	Zhihu Inc. ADR	654,403	2,794
	Chongqing Road & Bridge Co. Ltd. Class A	3,813,200	2,791
	Ningbo Joyson Electronic Corp. Class A (XSHG)	955,826	2,785
	Perfect World Co. Ltd. Class A	1,279,110	2,784
	Hualan Biological Engineering Inc. Class A (XSEC)	696,078	2,783
*	Shanghai Milkground Food Tech Co. Ltd. Class A	422,543	2,775
*	Hang Zhou Great Star Industrial Co. Ltd. Class A (XSHE)	692,700	2,770
	Shanghai Electric Power Co. Ltd. Class A (XSSC)	1,459,223	2,768
	Founder Securities Co. Ltd. Class A (XSHG)	2,383,190	2,764
	Han's Laser Technology Industry Group Co. Ltd. Class A (XSHE)	367,400	2,759
	Oriental Energy Co. Ltd. Class A	1,603,721	2,754
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd.	1,448,300	2,750
	Xiamen Xiangyu Co. Ltd. Class A	2,173,328	2,746
	Shenghe Resources Holding Co. Ltd. Class A (XSHG)	1,051,830	2,742
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,901,600	2,742
	Infore Environment Technology Group Co. Ltd. Class A (XSHE)	2,836,726	2,740
	Guangdong Electric Power Development Co. Ltd. Class B	9,152,628	2,736
	Hongta Securities Co. Ltd. Class A	1,638,780	2,732
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	1,168,509	2,729
	Foxconn Industrial Internet Co. Ltd. Class A (XSSC)	1,550,700	2,725
	China XD Electric Co. Ltd. Class A (XSSC)	3,385,707	2,720
*	Shenzhen Airport Co. Ltd. Class A	2,299,184	2,719
	China Energy Engineering Corp. Ltd. Class H	17,041,259	2,716
	Tianma Microelectronics Co. Ltd. Class A (XSHE)	1,438,805	2,711
*	China Grand Automotive Services Group Co. Ltd. Class A (XSSC)	6,816,940	2,707

		Shares	Market Value ($000)
	C&S Paper Co. Ltd. Class A (XSHE)	1,152,090	2,706
	First Capital Securities Co. Ltd. Class A (XSEC)	2,632,100	2,705
*	Huangshan Tourism Development Co. Ltd. Class B	3,683,753	2,701
	Shanghai International Port Group Co. Ltd. Class A (XSHG)	3,013,800	2,701
[1,2]	China Everbright Greentech Ltd.	7,923,814	2,688
	Chengdu Xingrong Environment Co. Ltd. Class A (XSHE)	3,004,200	2,687
	Quectel Wireless Solutions Co. Ltd. Class A	89,700	2,677
	Nanjing Securities Co. Ltd. Class A (XSSC)	1,882,450	2,674
	Bafang Electric Suzhou Co. Ltd. Class A	82,389	2,669
	Sunresin New Materials Co. Ltd. Class A	176,200	2,659
	East Group Co. Ltd. Class A	1,984,000	2,657
	Wuhu Token Science Co. Ltd. Class A (XSHE)	1,627,300	2,654
	China Lilang Ltd.	4,657,865	2,650
	Hainan Poly Pharm Co. Ltd. Class A (XSHE)	352,626	2,646
	Do-Fluoride New Materials Co. Ltd. Class A (XSHE)	398,450	2,638
*	Tongdao Liepin Group	1,088,600	2,638
	Pylon Technologies Co. Ltd. Class A	116,013	2,634
	CNGR Advanced Material Co. Ltd. Class A	127,000	2,632
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. (XSHG)	1,806,254	2,630
	China Enterprise Co. Ltd. Class A (XSHG)	5,568,635	2,628
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,444,129	2,626
	Sichuan Swellfun Co. Ltd. Class A (XSSC)	167,033	2,621
	CPMC Holdings Ltd.	4,573,319	2,620
*	360 Security Technology Inc. Class A (XSSC)	1,583,995	2,620
	Everbright Securities Co. Ltd. Class A (XSHG)	1,206,000	2,620
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	2,618
*	Genetron Holdings Ltd. ADR	628,593	2,615
*	Guangdong HEC Technology Holding Co. Ltd. Class A (XSHG)	2,244,191	2,606
	Guosen Securities Co. Ltd. Class A (XSEC)	1,502,321	2,603
	Dian Diagnostics Group Co. Ltd. Class A	561,937	2,597
	Hangzhou Iron & Steel Co. Class A	3,220,086	2,594
	Jinke Properties Group Co. Ltd. Class A (XSHE)	3,657,625	2,593
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,024,441	2,592
	Shenzhen Kangtai Biological Products Co. Ltd. Class A (XSEC)	203,700	2,591
*,2	LVGEM China Real Estate Investment Co. Ltd.	13,724,000	2,590
	Kunlun Tech Co. Ltd. Class A (XSEC)	872,456	2,587
	Zhejiang Orient Gene Biotech Co. Ltd. Class A (XSHG)	74,710	2,576
	Humanwell Healthcare Group Co. Ltd. Class A (XSHG)	839,200	2,575
	DBAPP Security Ltd. Class A	81,099	2,575
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. (XSSC)	1,767,885	2,574
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	2,270,886	2,571
	IKD Co. Ltd. Class A	876,400	2,567
	Victory Giant Technology Huizhou Co. Ltd. Class A	622,500	2,562
	Wolong Electric Group Co. Ltd. Class A (XSSC)	1,084,833	2,557
	Xinyangfeng Agricultural Technology Co. Ltd. Class A (XSHE)	1,008,156	2,554
*	Inspur Software Co. Ltd. Class A (XSHG)	1,051,998	2,554
	Sinomine Resource Group Co. Ltd. Class A	273,800	2,554
	Shenzhen H&T Intelligent Control Co. Ltd. Class A (XSHE)	708,842	2,547
	Cathay Biotech Inc. Class A	101,495	2,540
	Leyard Optoelectronic Co. Ltd. Class A (XSEC)	1,748,173	2,530
	China South City Holdings Ltd.	31,585,258	2,524
	Hengli Petrochemical Co. Ltd. Class A (XSSC)	666,000	2,523
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A (XSHE)	535,915	2,523
	Chengdu XGimi Technology Co. Ltd. Class A	28,818	2,520
	GEM Co. Ltd. Class A (XSEC)	1,791,386	2,515
*	Roshow Technology Co. Ltd. Class A	1,276,900	2,513
	Hunan Valin Steel Co. Ltd. Class A (XSEC)	2,878,800	2,512
	Arctech Solar Holding Co. Ltd. Class A	123,592	2,510

		Shares	Market Value ($000)
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSHG)	1,796,153	2,508
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,258,900	2,506
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	182,460	2,504
	Ningbo Sanxing Medical Electric Co. Ltd. Class A (XSSC)	1,089,936	2,494
	Shanghai Industrial Urban Development Group Ltd.	25,690,162	2,482
*	Ourpalm Co. Ltd. Class A	4,219,661	2,481
	Hesteel Co. Ltd. Class A (XSEC)	6,588,583	2,481
[2]	Yuzhou Group Holdings Co. Ltd.	30,691,575	2,479
	Shandong Iron & Steel Co. Ltd. Class A	9,266,308	2,479
	Hubei Energy Group Co. Ltd. Class A (XSHE)	3,564,555	2,473
	HLA Group Corp. Ltd. (XSSC)	2,598,579	2,468
	Zhejiang Weiming Environment Protection Co. Ltd. Class A (XSSC)	508,599	2,463
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	670,300	2,460
	Tianshan Aluminum Group Co. Ltd. Class A	1,863,065	2,459
	Industrial Securities Co. Ltd. Class A (XSHG)	1,800,990	2,458
	Shenzhen Changhong Technology Co. Ltd. Class A	485,400	2,453
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A (XSSC)	1,483,075	2,450
*	Farasis Energy Gan Zhou Co. Ltd. Class A	549,615	2,450
*	Suning.com Co. Ltd. Class A (XSEC)	3,976,870	2,449
	Beijing Dahao Technology Corp. Ltd. Class A	709,387	2,448
	Porton Pharma Solutions Ltd. Class A (XSHE)	200,500	2,447
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (XSSC)	482,625	2,446
	China Railway Hi-tech Industry Co. Ltd. Class A	1,867,265	2,446
	Asymchem Laboratories Tianjin Co. Ltd. Class A (XSEC)	47,528	2,443
	Bank of Xi'an Co. Ltd. Class A	3,682,600	2,442
	Beijing Tongtech Co. Ltd. Class A	559,680	2,442
	Jiangsu Eastern Shenghong Co. Ltd. Class A (XSEC)	913,616	2,436
	Western Mining Co. Ltd. Class A (XSHG)	1,223,700	2,433
	Joyoung Co. Ltd. Class A	682,392	2,423
	Times Neighborhood Holdings Ltd.	6,167,032	2,421
	Hangcha Group Co. Ltd. Class A	961,580	2,420
	Zhejiang Dingli Machinery Co. Ltd. Class A (XSSC)	209,400	2,418
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	82,115	2,418
	Yintai Gold Co. Ltd. Class A (XSHE)	1,843,853	2,416
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,918,830	2,415
*	Xian International Medical Investment Co. Ltd. Class A	2,156,006	2,415
	Rockchip Electronics Co. Ltd.	141,900	2,412
*,3	China Huiyuan Juice Group Ltd.	9,298,137	2,409
	China Jushi Co. Ltd. Class A (XSHG)	931,439	2,405
	Shaanxi International Trust Co. Ltd. Class A (XSHE)	4,840,780	2,404
*	Siasun Robot & Automation Co. Ltd. Class A	1,499,651	2,402
	Shenzhen Topband Co. Ltd. Class A	1,046,200	2,401
	SooChow Securities Co. Ltd. Class A (XSHG)	1,928,121	2,385
*	Fujian Kuncai Material Technology Co. Ltd. Class A	373,300	2,381
	Nanjing Iron & Steel Co. Ltd. Class A (XSSC)	4,130,700	2,374
	Oriental Pearl Group Co. Ltd. Class A (XSHG)	1,799,596	2,372
	Newland Digital Technology Co. Ltd. Class A (XSEC)	913,478	2,369
*	Bank of Zhengzhou Co. Ltd. Class A (XSEC)	4,923,958	2,369
	Shanghai Pret Composites Co. Ltd. Class A	1,003,062	2,367
*	Pang Da Automobile Trade Co. Ltd. Class A	9,653,200	2,362
*	China Film Co. Ltd. Class A	1,208,200	2,361
*	Bohai Leasing Co. Ltd. Class A	5,586,400	2,359
*	Beijing Jetsen Technology Co. Ltd. Class A (XSEC)	2,347,823	2,353
	Shandong Denghai Seeds Co. Ltd. Class A (XSHE)	683,618	2,353
	DHC Software Co. Ltd. Class A (XSHE)	2,080,100	2,352
	Guangzhou Wondfo Biotech Co. Ltd. Class A	408,418	2,348

		Shares	Market Value ($000)
	Haier Smart Home Co. Ltd. Class A (XSHG)	532,200	2,347
	G-bits Network Technology Xiamen Co. Ltd. Class A (XSHG)	42,200	2,345
	Huali Industrial Group Co. Ltd. Class A	170,000	2,340
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (XSHE)	4,554,460	2,338
	Xingda International Holdings Ltd.	10,579,093	2,324
*	North Industries Group Red Arrow Co. Ltd. Class A	796,743	2,323
	Hunan Valin Steel Co. Ltd. Class A (XSHE)	2,658,600	2,320
	YTO Express Group Co. Ltd. Class A (XSHG)	911,106	2,318
	Henan Shenhuo Coal & Power Co. Ltd. Class A (XSHE)	1,335,500	2,316
*	Jiangsu Hoperun Software Co. Ltd. Class A	760,746	2,312
	Xinjiang Tianshan Cement Co. Ltd. Class A (XSHE)	1,061,720	2,312
*	GCL System Integration Technology Co. Ltd. Class A	4,601,125	2,312
	Lianhe Chemical Technology Co. Ltd. Class A	853,200	2,311
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSEC)	3,147,200	2,305
	Sinodata Co. Ltd. Class A	1,218,935	2,304
	Huaxi Securities Co. Ltd. Class A (XSHE)	1,608,200	2,300
	Lier Chemical Co. Ltd. Class A	504,444	2,298
	Unisplendour Corp. Ltd. Class A (XSHE)	693,297	2,297
	Beijing Balance Medical Technology Co. Ltd. Class A	77,883	2,295
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	867,153	2,293
	Wangfujing Group Co. Ltd. Class A (XSHG)	532,351	2,292
[3]	Elion Energy Co. Ltd. Class A	3,123,250	2,292
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	421,500	2,290
	Sinosoft Co. Ltd. Class A	508,340	2,288
	SPIC Dongfang New Energy Corp. Class A (XSEC)	3,301,388	2,284
*	Gotion High-tech Co. Ltd. Class A (XSEC)	356,600	2,279
	Hangjin Technology Co. Ltd. Class A (XSEC)	424,000	2,277
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (XSEC)	342,082	2,268
*	CITIC Securities International Co. Ltd. Rights Exp. 2/23/22	5,737,138	2,266
	Beijing Yanjing Brewery Co. Ltd. Class A (XSHE)	1,888,480	2,264
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,365,949	2,258
	Shandong Sun Paper Industry JSC Ltd. Class A (XSHE)	1,277,100	2,254
	Sinochem International Corp. Class A (XSSC)	1,871,806	2,253
	All Winner Technology Co. Ltd. Class A	269,700	2,246
	Gemdale Corp. Class A (XSHG)	1,101,700	2,246
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	952,045	2,245
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,951,245	2,239
	Gaona Aero Material Co. Ltd. Class A (XSHE)	331,600	2,222
	Beijing Sinnet Technology Co. Ltd. Class A	1,052,640	2,222
	China Coal Energy Co. Ltd. Class A (XSSC)	2,344,794	2,219
	ORG Technology Co. Ltd. Class A	2,362,407	2,218
	Anhui Kouzi Distillery Co. Ltd. Class A (XSSC)	201,427	2,217
	Fujian Funeng Co. Ltd. Class A (XSHG)	1,105,261	2,215
	Shenzhen Jinjia Group Co. Ltd. Class A (XSHE)	821,000	2,214
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSSC)	856,438	2,211
	Bank of Chongqing Co. Ltd. Class A	1,626,217	2,209
	Wuxi Rural Commercial Bank Co. Ltd. Class A	2,385,000	2,206
	LianChuang Electronic Technology Co. Ltd. Class A (XSHE)	747,661	2,204
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A (XSHE)	277,830	2,204
	Shanghai Hiuv New Materials Co. Ltd. Class A	63,916	2,203
	Sinofibers Technology Co. Ltd. Class A	292,000	2,202
	Angel Yeast Co. Ltd. Class A (XSSC)	242,888	2,199
	QuakeSafe Technologies Co. Ltd.	157,400	2,197
	Sanquan Food Co. Ltd. Class A	873,620	2,196
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSSC)	662,887	2,192
	Shanxi Securities Co. Ltd. Class A (XSHE)	2,348,810	2,191
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSSC)	1,412,260	2,190
	North China Pharmaceutical Co. Ltd. Class A	1,585,460	2,181

		Shares	Market Value ($000)
	Shanghai Haohai Biological Technology Co. Ltd. Class A	131,582	2,178
*	Fujian Sunner Development Co. Ltd. Class A (XSHE)	652,847	2,176
[2]	Chaowei Power Holdings Ltd.	7,664,924	2,175
	SDIC Capital Co. Ltd. Class A (XSHG)	1,831,904	2,175
	Kehua Data Co. Ltd. Class A	440,300	2,172
*	Zhongtian Financial Group Co. Ltd. Class A	5,523,375	2,163
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	284,580	2,160
	Shanghai M&G Stationery Inc. Class A (XSHG)	249,275	2,160
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSHG)	652,870	2,159
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,259,194	2,156
	Beijing Shunxin Agriculture Co. Ltd. Class A (XSHE)	499,354	2,152
	Westone Information Industry Inc. Class A (XSEC)	337,394	2,150
	Northeast Securities Co. Ltd. Class A (XSHE)	1,604,558	2,149
*	XTC New Energy Materials Xiamen Co. Ltd. Class A	148,050	2,149
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	6,449,000	2,146
	China National Medicines Corp. Ltd. Class A (XSSC)	488,252	2,145
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A (XSHG)	2,851,638	2,141
	Yutong Bus Co. Ltd. Class A (XSSC)	1,347,414	2,138
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSHG)	114,900	2,136
	ENN Natural Gas Co. Ltd. Class A (XSHG)	776,269	2,126
	Taiji Computer Corp. Ltd. Class A	556,906	2,126
	Topsec Technologies Group Inc. Class A (XSHE)	879,332	2,120
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,447,940	2,119
	Eastern Communications Co. Ltd. Class A (XSSC)	1,312,062	2,114
*	GDS Holdings Ltd. Class A	404,524	2,113
[2]	Central China Securities Co. Ltd. Class H	10,847,000	2,106
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	586,070	2,104
	Shanghai Weaver Network Co. Ltd. Class A (XSSC)	186,456	2,103
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSSC)	1,314,348	2,103
*	OFILM Group Co. Ltd. Class A (XSHE)	1,662,925	2,100
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	110,712	2,097
	Western Mining Co. Ltd. Class A (XSSC)	1,053,500	2,094
	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	1,043,246	2,094
	First Tractor Co. Ltd. Class A (XSSC)	1,049,289	2,090
	Shengyi Technology Co. Ltd. Class A (XSHG)	671,118	2,089
*	C&D Property Management Group Co. Ltd.	3,819,000	2,089
*,2,3	National Agricultural Holdings Ltd.	13,680,292	2,088
	PharmaBlock Sciences Nanjing Inc. Class A (XSHE)	152,414	2,088
	Shanghai Weaver Network Co. Ltd. Class A (XSHG)	184,916	2,085
	Zhefu Holding Group Co. Ltd. Class A (XSEC)	2,202,900	2,084
[2]	Perennial Energy Holdings Ltd.	9,550,000	2,083
	Huagong Tech Co. Ltd. Class A (XSHE)	536,500	2,082
	Xianhe Co. Ltd. Class A	375,100	2,082
	Offshore Oil Engineering Co. Ltd. Class A (XSSC)	2,941,170	2,078
	Greenland Hong Kong Holdings Ltd.	10,544,314	2,076
*,1	Medlive Technology Co. Ltd.	1,278,000	2,075
*	Shanghai DZH Ltd. Class A	1,945,300	2,073
	Bank of Chengdu Co. Ltd. Class A (XSHG)	930,600	2,068
	Dongjiang Environmental Co. Ltd. Class A (XSHE)	1,905,066	2,063
*	Shandong Yulong Gold Co. Ltd. Class A	717,600	2,062
	China Merchants Property Operation & Service Co. Ltd. Class A (XSHE)	744,416	2,061
*	Beijing Sinohytec Co. Ltd. Class A	61,349	2,057
*,2	BEST Inc. ADR	2,400,118	2,055
	PCI Technology Group Co. Ltd. Class A (XSHG)	1,516,958	2,055
	Orient Securities Co. Ltd. Class A (XSHG)	1,056,600	2,050
	Chinalin Securities Co. Ltd. Class A	924,427	2,048
	Wuxi Taiji Industry Co. Ltd. Class A (XSSC)	1,770,531	2,045
	Zhongshan Public Utilities Group Co. Ltd. Class A (XSHE)	1,593,736	2,045

		Shares	Market Value ($000)
	Shenzhen Desay Battery Technology Co. Class A (XSHE)	267,380	2,044
*	China Fangda Group Co. Ltd. Class B	6,312,683	2,040
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSHG)	1,066,800	2,039
	Ningbo Tuopu Group Co. Ltd. Class A (XSHG)	231,855	2,036
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSHE)	644,765	2,035
	Metallurgical Corp. of China Ltd. Class A (XSHG)	3,493,700	2,034
	Beijing SuperMap Software Co. Ltd. Class A	548,300	2,033
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	3,271,239	2,032
*	BTG Hotels Group Co. Ltd. Class A (XSHG)	499,726	2,032
	Daan Gene Co. Ltd. Class A (XSHE)	726,179	2,031
	Xiamen Kingdomway Group Co. Class A (XSHE)	462,900	2,028
	CNHTC Jinan Truck Co. Ltd. Class A	931,339	2,027
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	2,027
	Shanghai Jahwa United Co. Ltd. Class A (XSSC)	317,125	2,025
	Angang Steel Co. Ltd. Class A	3,627,212	2,025
	Shenzhen Yinghe Technology Co. Ltd. Class A	492,360	2,023
	Shenzhen Kaifa Technology Co. Ltd. Class A (XSHE)	958,400	2,022
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,360,200	2,021
	RiseSun Real Estate Development Co. Ltd. Class A (XSHE)	2,871,785	2,021
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	2,423,900	2,020
	Jinduicheng Molybdenum Co. Ltd. Class A (XSSC)	2,011,640	2,017
	G-bits Network Technology Xiamen Co. Ltd. Class A (XSSC)	36,300	2,017
	Sinocare Inc. Class A	543,300	2,017
*	Guangdong Golden Dragon Development Inc. Class A (XSHE)	892,900	2,009
	Kaishan Group Co. Ltd. Class A	830,608	2,008
	Nanjing Yunhai Special Metals Co. Ltd. Class A	676,934	2,008
	Sichuan Yahua Industrial Group Co. Ltd. Class A (XSHE)	545,100	2,008
	Yifan Pharmaceutical Co. Ltd. Class A (XSHE)	740,302	2,007
*	Wonders Information Co. Ltd. Class A	1,073,100	2,002
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	265,054	2,000
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	1,191,892	1,999
	TDG Holdings Co. Ltd. Class A	940,100	1,998
	Dongfang Electric Corp. Ltd. Class A (XSHG)	736,000	1,995
	Sailun Group Co. Ltd. Class A (XSSC)	1,085,915	1,993
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	202,337	1,992
	Jiangsu Lopal Tech Co. Ltd. Class A	412,501	1,989
	Yixintang Pharmaceutical Group Co. Ltd. Class A	417,554	1,986
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	691,404	1,981
	Hangzhou Boiler Group Co. Ltd. Class A	450,618	1,980
	Yonghui Superstores Co. Ltd. Class A (XSHG)	3,217,495	1,971
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	180,000	1,971
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	417,840	1,966
	Zhejiang Hailiang Co. Ltd. Class A (XSHE)	1,087,716	1,966
	Eyebright Medical Technology Beijing Co. Ltd. Class A	74,820	1,965
*	Guanghui Energy Co. Ltd. Class A (XSHG)	2,129,303	1,963
	BrightGene Bio-Medical Technology Co. Ltd. Class A	414,069	1,960
	Sinoma International Engineering Co. Class A (XSSC)	1,210,922	1,957
	Sealand Securities Co. Ltd. Class A (XSHE)	3,177,265	1,956
	COFCO Sugar Holding Co. Ltd. Class A	1,487,749	1,956
	Qingling Motors Co. Ltd. Class H	9,812,072	1,955
	Yantai Tayho Advanced Materials Co. Ltd. Class A	668,261	1,955
	TangShan Port Group Co. Ltd. Class A (XSSC)	4,553,335	1,953
	Yunnan Copper Co. Ltd. Class A (XSEC)	1,013,600	1,952
*	Shandong Head Group Co. Ltd. Class A	240,300	1,951
	BOC International China Co. Ltd. Class A	1,019,327	1,949
	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	192,100	1,949
*,1,2	Koolearn Technology Holding Ltd.	3,617,500	1,947
	Luolai Lifestyle Technology Co. Ltd. Class A (XSHE)	856,783	1,947

		Shares	Market Value ($000)
*,2	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,281,750	1,946
	Great Wall Motor Co. Ltd. Class A	299,838	1,945
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSHG)	1,120,400	1,945
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,025,700	1,945
	Beijing North Star Co. Ltd. Class A (XSSC)	4,822,415	1,944
	Red Avenue New Materials Group Co. Ltd. Class A (XSHG)	345,100	1,938
[3]	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSEC)	1,154,300	1,937
	JiuGui Liquor Co. Ltd. Class A (XSEC)	74,400	1,934
	Guangdong Lyric Robot Automation Co. Ltd. Class A	51,977	1,934
	Shenzhen Jinjia Group Co. Ltd. Class A (XSEC)	716,236	1,931
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A (XSEC)	372,934	1,931
*	Yunnan Aluminium Co. Ltd. Class A (XSHE)	1,100,500	1,929
*	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	915,000	1,927
	Eoptolink Technology Inc. Ltd. Class A (XSHE)	347,812	1,927
	Winner Medical Co. Ltd. Class A	169,761	1,927
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,345,900	1,926
	NSFOCUS Technologies Group Co. Ltd. Class A	873,618	1,925
	Unisplendour Corp. Ltd. Class A (XSEC)	580,826	1,924
	Keshun Waterproof Technologies Co. Ltd. Class A	757,060	1,922
	Central China Securities Co. Ltd. Class A (XSSC)	2,405,400	1,918
	Weihai Guangwei Composites Co. Ltd. Class A (XSEC)	168,500	1,918
	China Wafer Level CSP Co. Ltd. Class A (XSHG)	284,592	1,917
	Zhejiang Wanliyang Co. Ltd. Class A (XSEC)	1,126,200	1,916
	Shanghai Construction Group Co. Ltd. Class A (XSSC)	3,691,482	1,914
*	Pacific Securities Co. Ltd. Class A (XSSC)	3,822,620	1,912
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSSC)	1,368,770	1,912
	Fibocom Wireless Inc. Class A	267,370	1,910
*	Offcn Education Technology Co. Ltd. Class A	1,819,276	1,908
	Ningbo Boway Alloy Material Co. Ltd. Class A	623,270	1,907
*,2	Tongda Group Holdings Ltd.	72,707,878	1,903
	Shenzhen Tagen Group Co. Ltd. Class A	1,970,094	1,903
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSSC)	553,079	1,901
	Jiangsu Guotai International Group Co. Ltd. (XSEC)	1,057,871	1,900
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSHE)	358,050	1,900
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A (XSEC)	711,100	1,897
	Beijing Thunisoft Corp. Ltd. Class A	1,030,720	1,891
	Sichuan Expressway Co. Ltd. Class H	7,177,276	1,889
	Zhefu Holding Group Co. Ltd. Class A (XSHE)	1,995,490	1,888
	Guangzhou Zhujiang Brewery Co. Ltd. Class A (XSHE)	1,435,600	1,888
	Shenzhen Infogem Technologies Co. Ltd. Class A (XSEC)	888,200	1,885
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSSC)	1,043,125	1,885
	Beijing Jingneng Power Co. Ltd. Class A (XSSC)	4,196,303	1,880
	Yealink Network Technology Corp. Ltd. Class A (XSEC)	152,059	1,877
*	Rising Nonferrous Metals Share Co. Ltd. Class A	290,620	1,873
	Jinko Power Technology Co. Ltd. Class A	1,789,200	1,865
	DongFeng Automobile Co. Ltd. Class A	1,936,312	1,863
	Shanxi Coking Co. Ltd. Class A	2,255,474	1,863
	China CITIC Bank Corp. Ltd. Class A (XSHG)	2,539,850	1,861
*	Beijing BDStar Navigation Co. Ltd. Class A (XSHE)	339,651	1,859
	Beijing Capital Development Co. Ltd. Class A (XSSC)	2,014,531	1,850
*	Shanghai 2345 Network Holding Group Co. Ltd. Class A (XSEC)	4,756,013	1,850
*	Antong Holdings Co. Ltd. Class A	3,140,131	1,849
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSSC)	853,196	1,845
	Maanshan Iron & Steel Co. Ltd. Class A (XSHG)	2,942,600	1,844
	COFCO Biotechnology Co. Ltd. Class A	1,197,700	1,843
*	Sichuan Meifeng Chemical IND Class A	1,332,751	1,842
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	1,107,100	1,842

		Shares	Market Value ($000)
	Harbin Boshi Automation Co. Ltd. Class A	1,008,732	1,841
	GCI Science & Technology Co. Ltd. Class A	562,600	1,840
*	Grandjoy Holdings Group Co. Ltd. Class A (XSHE)	3,113,300	1,840
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A (XSHE)	849,296	1,837
	Central China Management Co. Ltd.	10,723,000	1,837
	YGSOFT Inc. Class A (XSEC)	1,357,282	1,835
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A (XSHE)	1,148,100	1,831
	Huaan Securities Co. Ltd. Class A (XSHG)	2,312,221	1,831
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A (XSEC)	354,360	1,829
	Nanjing Hanrui Cobalt Co. Ltd. Class A (XSHE)	162,400	1,828
*	Pacific Shuanglin Bio-pharmacy Co. Ltd. (XSHE)	465,203	1,827
	Shenzhen Megmeet Electrical Co. Ltd. Class A (XSHE)	386,775	1,827
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A (XSEC)	1,000,027	1,824
	Tibet Summit Resources Co. Ltd. Class A (XSHG)	399,825	1,823
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	1,446,657	1,823
*	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	292,898	1,823
	Shanghai M&G Stationery Inc. Class A (XSSC)	210,300	1,822
*	China Tianying Inc. Class A	2,242,000	1,820
	Yango Group Co. Ltd. Class A	4,010,183	1,817
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A (XSHE)	1,986,905	1,815
	Xiamen Faratronic Co. Ltd. Class A (XSHG)	58,248	1,814
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A (XSEC)	157,305	1,808
	Jinyu Bio-Technology Co. Ltd. Class A (XSSC)	803,254	1,808
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	856,902	1,802
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	1,313,540	1,802
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A (XSEC)	382,600	1,801
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	191,000	1,797
	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSHE)	1,279,608	1,794
	FAW Jiefang Group Co. Ltd. Class A	1,206,800	1,793
	Zhejiang Longsheng Group Co. Ltd. Class A (XSSC)	908,500	1,787
[1]	Qingdao Port International Co. Ltd. Class H	3,290,915	1,786
	Hangzhou Onechance Tech Corp. Class A	262,325	1,785
	Shandong Chenming Paper Holdings Ltd. Class A (XSHE)	1,677,550	1,783
	TongFu Microelectronics Co. Ltd. Class A (XSHE)	644,588	1,782
	Zhejiang Crystal-Optech Co. Ltd. Class A (XSHE)	819,994	1,782
	Bluestar Adisseo Co. Class A	1,009,941	1,781
	Hisense Visual Technology Co. Ltd. Class A (XSHG)	788,700	1,779
	Sino Wealth Electronic Ltd. Class A (XSHE)	204,780	1,778
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSEC)	606,800	1,777
	Sinoma Science & Technology Co. Ltd. Class A (XSEC)	380,500	1,777
*	Nanjing Tanker Corp. Class A	5,953,700	1,777
	Sichuan Road & Bridge Co. Ltd. Class A (XSHG)	1,041,337	1,767
	Sichuan Changhong Electric Co. Ltd. Class A (XSHG)	3,659,100	1,766
*	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A (XSHG)	1,061,535	1,766
	Espressif Systems Shanghai Co. Ltd. Class A	75,282	1,764
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSSC)	2,050,466	1,762
*	BTG Hotels Group Co. Ltd. Class A (XSSC)	433,200	1,762
[2]	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	3,561,772	1,761
	Wangfujing Group Co. Ltd. Class A (XSSC)	409,042	1,761
	Guangzhou Haige Communications Group Inc. Co. Class A (XSHE)	1,201,147	1,761
	Beijing Shougang Co. Ltd. Class A (XSHE)	1,993,600	1,759
	Wisesoft Co. Ltd. Class A	700,365	1,759
	Addsino Co. Ltd. Class A (XSEC)	749,900	1,756
	Dong-E-E-Jiao Co. Ltd. Class A (XSHE)	293,067	1,753
	Shanghai Environment Group Co. Ltd. Class A	955,007	1,753
	INESA Intelligent Tech Inc. Class B	3,879,622	1,752
	Addsino Co. Ltd. Class A (XSHE)	748,000	1,752

		Shares	Market Value ($000)
*	Jinneng Holding Shanxi Electric Power Co. Ltd.	3,049,346	1,751
	Sichuan EM Technology Co. Ltd. Class A (XSHG)	698,750	1,751
	Sai Micro Electronics Inc. Class A	520,110	1,750
*	Jilin Electric Power Co. Ltd. Class A (XSHE)	1,452,680	1,750
	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSEC)	1,206,300	1,749
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSSC)	810,628	1,744
	Guangxi Liugong Machinery Co. Ltd. Class A	1,530,461	1,743
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSHE)	1,479,817	1,742
	Jiangsu Shagang Co. Ltd. Class A	1,960,385	1,742
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSSC)	3,487,528	1,738
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSHG)	367,200	1,738
	Lao Feng Xiang Co. Ltd. Class A	242,100	1,738
	Shanghai Electric Group Co. Ltd. Class A (XSSC)	2,571,067	1,736
*	Saturday Co. Ltd. Class A	608,400	1,735
*	Chengzhi Co. Ltd. Class A (XSEC)	842,000	1,733
	Valiant Co. Ltd. Class A (XSHE)	510,250	1,732
	Citic Pacific Special Steel Group Co. Ltd. Class A (XSEC)	502,645	1,731
*	Mianyang Fulin Precision Co. Ltd. (XSHE)	450,800	1,724
	JA Solar Technology Co. Ltd. Class A (XSEC)	121,100	1,724
*	Chongqing Taiji Industry Group Co. Ltd. Class A	574,700	1,721
*	Guangzhou GRG Metrology & Test Co. Ltd. Class A	466,500	1,719
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSHG)	798,301	1,717
	Shanying International Holding Co. Ltd. Class A (XSSC)	3,457,725	1,716
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	3,074,940	1,716
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSSC)	3,004,652	1,715
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSSC)	1,712,126	1,713
	Guangzhou Development Group Inc. Class A (XSHG)	1,503,400	1,713
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSSC)	422,329	1,708
*	Beijing Join-Cheer Software Co. Ltd. Class A	2,233,780	1,708
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	843,040	1,705
	Do-Fluoride New Materials Co. Ltd. Class A (XSEC)	257,300	1,704
	OPT Machine Vision Tech Co. Ltd. Class A	45,987	1,704
	Xi'An Shaangu Power Co. Ltd. Class A (XSSC)	1,038,126	1,703
[2]	E-House China Enterprise Holdings Ltd.	7,259,100	1,702
	China Express Airlines Co. Ltd. Class A	827,400	1,702
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	631,460	1,701
*	STO Express Co. Ltd. Class A (XSHE)	1,212,376	1,698
	Sichuan Shuangma Cement Co. Ltd. Class A (XSHE)	484,900	1,696
	Guocheng Mining Co. Ltd. Class A	870,800	1,694
	B-Soft Co. Ltd. Class A	1,147,766	1,690
	Dongguan Development Holdings Co. Ltd. Class A	1,091,801	1,689
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	46,870	1,688
	Tsinghua Tongfang Co. Ltd. Class A (XSHG)	1,923,200	1,684
	Beijing Shiji Information Technology Co. Ltd. Class A (XSEC)	336,536	1,682
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	497,504	1,682
	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSSC)	1,271,196	1,681
	Zhongfu Information Inc. Class A	301,200	1,680
	Zhongji Innolight Co. Ltd. Class A (XSHE)	295,537	1,679
	Xuji Electric Co. Ltd. Class A (XSHE)	443,400	1,678
	Suofeiya Home Collection Co. Ltd. Class A	486,978	1,676
	Chengdu Wintrue Holding Co. Ltd. Class A	868,170	1,676
	Camel Group Co. Ltd. Class A (XSSC)	770,071	1,674
	Pengxin International Mining Co. Ltd. Class A	2,456,000	1,668
	Shanghai Liangxin Electrical Co. Ltd. Class A	668,572	1,666
	Inspur Electronic Information Industry Co. Ltd. Class A (XSEC)	310,040	1,664
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	46,860	1,663
	Beijing Global Safety Technology Co. Ltd. Class A	519,083	1,661

		Shares	Market Value ($000)
	Mango Excellent Media Co. Ltd. Class A (XSEC)	297,399	1,660
	Zhongji Innolight Co. Ltd. Class A (XSEC)	292,286	1,660
	China Galaxy Securities Co. Ltd. Class A	995,320	1,656
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (XSEC)	1,459,514	1,652
	Xinyu Iron & Steel Co. Ltd. Class A (XSHG)	1,870,600	1,652
	Dong-E-E-Jiao Co. Ltd. Class A (XSEC)	275,700	1,649
	Nanjing Gaoke Co. Ltd. Class A (XSSC)	1,141,108	1,648
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	414,464	1,647
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSSC)	1,945,380	1,642
	Qianhe Condiment & Food Co. Ltd. Class A (XSHG)	546,672	1,640
	Tibet Urban Development & Investment Co. Ltd. Class A (XSHG)	488,170	1,639
*	China Merchants Land Ltd.	15,681,888	1,635
	Haisco Pharmaceutical Group Co. Ltd. Class A	598,264	1,635
	Shenzhen Gas Corp. Ltd. Class A (XSSC)	1,333,087	1,634
*	Nations Technologies Inc. Class A	521,400	1,633
	Leader Harmonious Drive Systems Co. Ltd. Class A	70,904	1,633
	Shanghai Belling Co. Ltd. Class A (XSSC)	494,044	1,632
	Shenergy Co. Ltd. Class A (XSSC)	1,600,491	1,631
	Jason Furniture Hangzhou Co. Ltd. Class A (XSSC)	140,800	1,631
	Accelink Technologies Co. Ltd. Class A (XSHE)	513,948	1,631
*	Shenzhen MTC Co. Ltd. Class A (XSHE)	2,400,755	1,631
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (XSHG)	288,300	1,630
	Beijing Sifang Automation Co. Ltd. Class A (XSSC)	617,639	1,630
	Shenzhen Sunway Communication Co. Ltd. Class A (XSEC)	481,625	1,629
*	Gree Real Estate Co. Ltd. Class A (XSSC)	1,695,100	1,624
	Zheshang Securities Co. Ltd. Class A (XSHG)	832,600	1,624
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSSC)	1,304,852	1,623
	NanJi E-Commerce Co. Ltd. Class A	1,754,443	1,622
*	Spring Airlines Co. Ltd. Class A (XSHG)	179,600	1,618
	Chongqing Department Store Co. Ltd. Class A	374,760	1,617
[3]	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSHE)	961,315	1,613
	Caida Securities Co. Ltd. Class A	828,300	1,613
	YGSOFT Inc. Class A (XSHE)	1,192,715	1,612
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	339,900	1,610
	Shenzhen Sunway Communication Co. Ltd. Class A (XSHE)	475,324	1,608
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,700,924	1,607
	Suzhou TFC Optical Communication Co. Ltd. Class A (XSHE)	299,880	1,605
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSHE)	547,439	1,603
	Newland Digital Technology Co. Ltd. Class A (XSHE)	618,095	1,603
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	1,403,600	1,603
	Chengdu Leejun Industrial Co. Ltd. Class A	1,022,161	1,603
	Keda Industrial Group Co. Ltd. (XSSC)	554,600	1,601
	Bright Dairy & Food Co. Ltd. Class A (XSSC)	794,000	1,601
*	Shenzhen Sea Star Technology Co. Ltd. Class A	1,800,100	1,600
	Sunyard Technology Co. Ltd.	1,022,227	1,599
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A (XSSC)	2,126,424	1,597
	Telling Telecommunication Holding Co. Ltd. Class A (XSEC)	737,100	1,596
	Lushang Health Industry Development Co. Ltd. Class A	925,879	1,595
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	975,513	1,595
	Hisense Home Appliances Group Co. Ltd. Class A (XSEC)	666,334	1,594
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	898,950	1,594
	Laobaixing Pharmacy Chain JSC Class A (XSSC)	237,020	1,591
	Shenzhen Sunline Tech Co. Ltd. Class A	692,152	1,591
	Wuxi Boton Technology Co. Ltd. Class A	480,204	1,590
	Hebei Chengde Lulu Co. Ltd. Class A (XSHE)	1,096,852	1,589
	Moon Environment Technology Co. Ltd. Class A	795,284	1,588
	Ligao Foods Co. Ltd. Class A (XSHE)	81,320	1,588
	FAWER Automotive Parts Co. Ltd. Class A	1,597,545	1,587

		Shares	Market Value ($000)
	Shanghai Electric Power Co. Ltd. Class A (XSHG)	836,400	1,586
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	3,277,266	1,582
	Hongfa Technology Co. Ltd. Class A (XSSC)	156,950	1,581
	Shenzhen Ysstech Info-tech Co. Ltd. Class A (XSEC)	756,000	1,578
*	Chongqing Iron & Steel Co. Ltd. Class A (XSHG)	5,006,188	1,578
	Shanghai Chinafortune Co. Ltd. Class A (XSSC)	812,561	1,578
*	Fujian Sunner Development Co. Ltd. Class A (XSEC)	472,967	1,577
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	5,596,869	1,576
	Visual China Group Co. Ltd. Class A (XSEC)	570,719	1,576
	Jiangxi Wannianqing Cement Co. Ltd. Class A	828,724	1,576
	Tianneng Battery Group Co. Ltd. Class A	268,678	1,576
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	1,948,141	1,573
	Hunan Aihua Group Co. Ltd. Class A (XSHG)	293,306	1,573
*	Beijing Ultrapower Software Co. Ltd. Class A	1,853,768	1,570
[1,2]	Cathay Media & Education Group Inc.	6,538,000	1,570
	Yueyang Forest & Paper Co. Ltd. Class A (XSHG)	1,497,780	1,567
	Shaanxi Construction Engineering Group Corp. Ltd. Class A (XSHG)	1,889,590	1,564
	Shenzhen Goodix Technology Co. Ltd. Class A (XSHG)	111,347	1,562
	Ningbo Shanshan Co. Ltd. Class A (XSHG)	368,640	1,560
	Zhejiang Dingli Machinery Co. Ltd. Class A (XSHG)	134,848	1,557
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSSC)	1,092,253	1,555
*	Inner Mongolia Xingye Mining Co. Ltd. Class A (XSHE)	1,276,772	1,555
	Sansteel Minguang Co. Ltd. Fujian Class A (XSHE)	1,418,556	1,554
*	YaGuang Technology Group Co. Ltd.	1,232,100	1,554
*	Sinopec Oilfield Service Corp. Class H	17,594,608	1,547
	Tian Di Science & Technology Co. Ltd. Class A (XSSC)	2,566,939	1,546
*	Sonoscape Medical Corp. Class A	346,467	1,546
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A (XSEC)	632,221	1,544
	Sino-Platinum Metals Co. Ltd. Class A (XSSC)	419,357	1,544
	Sinotrans Ltd. Class A (XSHG)	2,394,195	1,543
	Tangshan Jidong Cement Co. Ltd. Class A (XSHE)	851,877	1,541
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSHG)	711,600	1,539
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A (XSHE)	1,202,040	1,538
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,162,500	1,536
*,2	Fantasia Holdings Group Co. Ltd.	37,861,520	1,535
	Jiangxi Ganyue Expressway Co. Ltd. Class A	2,901,500	1,535
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,390,724	1,535
	Zhejiang Narada Power Source Co. Ltd. Class A	879,962	1,533
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	234,317	1,531
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSHG)	344,111	1,527
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSHG)	1,466,300	1,527
	Kailuan Energy Chemical Co. Ltd. Class A (XSHG)	1,477,669	1,527
*	360 Security Technology Inc. Class A (XSHG)	923,000	1,527
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,498,197	1,527
	Changjiang Securities Co. Ltd. Class A (XSEC)	1,377,986	1,526
	Hubei Chutian Smart Communication Co. Ltd. Class A	3,163,800	1,524
*	HC SemiTek Corp. Class A	944,750	1,523
*	Anhui Golden Seed Winery Co. Ltd. Class A	736,201	1,521
*	Yunnan Tin Co. Ltd. Class A (XSHE)	476,300	1,520
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A (XSHE)	460,685	1,517
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	867,991	1,516
	Zhejiang Meida Industrial Co. Ltd. Class A (XSEC)	572,800	1,515
	Foran Energy Group Co. Ltd.	933,470	1,509
	Fujian Apex Software Co. Ltd. Class A	309,300	1,508
	Jiangsu Linyang Energy Co. Ltd. Class A (XSSC)	998,525	1,507
	Hainan Strait Shipping Co. Ltd. Class A (XSHE)	1,677,780	1,507
	Cangzhou Dahua Co. Ltd. Class A	562,800	1,506
	INESA Intelligent Tech Inc. Class A	1,497,190	1,505

		Shares	Market Value ($000)
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A (XSEC)	227,900	1,503
	Henan Zhongyuan Expressway Co. Ltd. Class A	3,022,200	1,502
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	830,450	1,500
*	Hybio Pharmaceutical Co. Ltd. Class A (XSEC)	815,691	1,498
	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSEC)	1,067,698	1,497
	Financial Street Holdings Co. Ltd. Class A (XSHE)	1,676,851	1,496
	Huagong Tech Co. Ltd. Class A (XSEC)	385,000	1,494
	Guangdong Tapai Group Co. Ltd. Class A (XSHE)	931,036	1,494
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A (XSHG)	657,250	1,492
	Yunnan Wenshan Electric Power Co. Ltd. Class A	566,427	1,492
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	176,900	1,491
	Tianjin Port Co. Ltd. Class A (XSHG)	2,315,508	1,488
*	China Tungsten & Hightech Materials Co. Ltd. Class A	713,860	1,487
	Shanghai Jahwa United Co. Ltd. Class A (XSHG)	232,700	1,486
	Tongyu Heavy Industry Co. Ltd. Class A	2,901,657	1,484
	China Baoan Group Co. Ltd. Class A (XSEC)	722,020	1,483
	Blue Sail Medical Co. Ltd. Class A (XSHE)	625,000	1,482
*	Zhejiang Yongtai Technology Co. Ltd. Class A (XSEC)	288,087	1,477
	Shandong Sun Paper Industry JSC Ltd. Class A (XSEC)	835,800	1,475
	Shanxi Coking Coal Energy Group Co. Ltd. Class A (XSEC)	1,193,020	1,475
	CMST Development Co. Ltd. Class A (XSSC)	1,645,731	1,475
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSHG)	1,035,882	1,475
	China Coal Xinji Energy Co. Ltd. Class A	2,203,900	1,475
*	Shanghai Lonyer Fuels Co. Ltd. Class A	1,245,000	1,475
	Luyang Energy-Saving Materials Co. Ltd.	445,340	1,472
	Guangdong Hybribio Biotech Co. Ltd. Class A	341,298	1,472
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSSC)	686,014	1,469
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSEC)	465,300	1,468
*	Sumavision Technologies Co. Ltd. Class A (XSHE)	1,200,500	1,468
	Grandblue Environment Co. Ltd. Class A (XSSC)	458,060	1,466
	Shanghai Huayi Group Co. Ltd. Class A (XSHG)	1,096,976	1,458
	China Meheco Co. Ltd. Class A (XSHG)	856,300	1,457
	Toyou Feiji Electronics Co. Ltd. Class A	1,001,635	1,456
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	401,640	1,456
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A (XSHE)	689,408	1,454
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	762,003	1,454
	Kuangda Technology Group Co. Ltd. Class A	1,463,584	1,452
	Western Securities Co. Ltd. Class A (XSEC)	1,201,468	1,447
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	434,798	1,447
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A (XSHE)	2,118,077	1,446
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSHG)	472,360	1,445
	Maccura Biotechnology Co. Ltd. Class A	366,530	1,444
*	Yatsen Holding Ltd. ADR	872,710	1,440
*	Hunan Corun New Energy Co. Ltd. Class A	1,484,230	1,439
	Fangda Special Steel Technology Co. Ltd. Class A (XSSC)	1,181,177	1,438
	Tongkun Group Co. Ltd. Class A (XSHG)	437,100	1,438
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A (XSHE)	229,000	1,436
*	Blivex Technology Co. Ltd. Class A	4,172,796	1,435
	Wuhan Guide Infrared Co. Ltd. Class A (XSEC)	431,831	1,433
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A (XSEC)	1,967,400	1,433
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	352,352	1,433
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A (XSEC)	2,273,294	1,433
	Caitong Securities Co. Ltd. Class A (XSHG)	929,500	1,432
	JCHX Mining Management Co. Ltd. Class A (XSHG)	439,296	1,431
	China Animal Husbandry Industry Co. Ltd. Class A (XSHG)	748,498	1,428
	Shanghai AJ Group Co. Ltd. Class A	1,398,198	1,428
	Shenghe Resources Holding Co. Ltd. Class A (XSSC)	546,600	1,425
	DeHua TB New Decoration Materials Co. Ltd. Class A	760,550	1,425

		Shares	Market Value ($000)
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A (XSHE)	118,600	1,424
*	Yibin Tianyuan Group Co. Ltd. Class A	860,429	1,422
	Edifier Technology Co. Ltd. Class A	835,300	1,422
[2]	First Tractor Co. Ltd. Class H	2,905,706	1,417
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,751,501	1,416
	Hesteel Co. Ltd. Class A (XSHE)	3,757,200	1,415
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSHG)	1,991,001	1,414
	China Coal Energy Co. Ltd. Class A (XSHG)	1,493,600	1,413
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	788,436	1,411
	Chow Tai Seng Jewellery Co. Ltd. Class A	515,325	1,410
	CGN Power Co. Ltd. Class A	3,113,500	1,410
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,609,931	1,407
	Yechiu Metal Recycling China Ltd. Class A	2,176,400	1,407
	Biem.L.Fdlkk Garment Co. Ltd. Class A	370,430	1,407
	Juewei Food Co. Ltd. Class A (XSHG)	168,760	1,404
	HLA Group Corp. Ltd. (XSHG)	1,475,631	1,401
	Shanghai Yaoji Technology Co. Ltd. Class A	386,659	1,401
	Beijing Gehua CATV Network Co. Ltd. Class A	1,135,600	1,399
	Xuji Electric Co. Ltd. Class A (XSEC)	369,300	1,398
	Qingdao Rural Commercial Bank Corp. Class A (XSEC)	2,366,360	1,398
	Beijing Shougang Co. Ltd. Class A (XSEC)	1,581,061	1,395
*	Suning Universal Co. Ltd. Class A (XSHE)	2,183,210	1,395
*	China Aluminum International Engineering Corp. Ltd. Class A	1,830,300	1,395
	Rizhao Port Co. Ltd. Class A	3,208,600	1,392
	Qiming Information Technology Co. Ltd. Class A	534,874	1,391
	Humanwell Healthcare Group Co. Ltd. Class A (XSSC)	452,907	1,390
	Greenland Holdings Corp. Ltd. Class A (XSSC)	2,010,120	1,388
	Xiamen ITG Group Corp. Ltd. Class A (XSSC)	1,262,574	1,387
*	Guosheng Financial Holding Inc. Class A (XSHE)	1,012,873	1,386
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSSC)	51,401	1,383
*	Sinopec Oilfield Equipment Corp. Class A	1,489,942	1,383
	Guangdong Dowstone Technology Co. Ltd. Class A (XSEC)	438,600	1,380
	Beijing Haohua Energy Resource Co. Ltd. Class A	1,187,300	1,380
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	350,280	1,380
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	235,447	1,377
	Client Service International Inc. Class A	432,967	1,377
*	Wanda Film Holding Co. Ltd. Class A (XSHE)	593,300	1,377
	Fujian Expressway Development Co. Ltd. Class A	3,044,400	1,376
*	Beijing Sanju Environmental Protection & New Material Co. Ltd. Class A (XSEC)	1,120,179	1,375
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	986,738	1,375
	Shenzhen Kinwong Electronic Co. Ltd. Class A (XSHG)	256,784	1,375
	Daan Gene Co. Ltd. Class A (XSEC)	491,344	1,374
*	China Fortune Land Development Co. Ltd. Class A (XSSC)	2,655,465	1,371
	China World Trade Center Co. Ltd. Class A (XSSC)	635,535	1,371
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A (XSSC)	1,265,015	1,369
*	China Reform Health Management & Services Group Co. Ltd. Class A (XSHE)	771,892	1,367
	MLS Co. Ltd. Class A (XSEC)	658,500	1,365
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	1,365
	Yusys Technologies Co. Ltd. Class A	365,280	1,365
*,2	China Maple Leaf Educational Systems Ltd.	21,870,538	1,364
*	Guangshen Railway Co. Ltd. Class A (XSSC)	3,727,334	1,362
	Jiajiayue Group Co. Ltd. Class A	603,492	1,360
	Wuchan Zhongda Group Co. Ltd. Class A (XSHG)	1,626,115	1,358
	Datang International Power Generation Co. Ltd. Class A	3,269,400	1,357
	Kingfa Sci & Tech Co. Ltd. Class A (XSSC)	755,423	1,356
*	Yunnan Energy Investment Co. Ltd. Class A	868,455	1,355

		Shares	Market Value ($000)
	Guangdong Guanhao High-Tech Co. Ltd. Class A	2,032,200	1,353
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	196,840	1,353
	CTS International Logistics Corp. Ltd. Class A (XSSC)	692,380	1,352
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	646,849	1,351
	Truking Technology Ltd. Class A	435,300	1,350
	Wondershare Technology Group Co. Ltd. Class A	207,284	1,350
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	206,924	1,349
*	UTour Group Co. Ltd. Class A	1,245,025	1,348
	CASIN Real Estate Development Group Co. Ltd. Class A	1,207,301	1,346
	Beijing Strong Biotechnologies Inc. Class A	490,185	1,343
	Hubei Energy Group Co. Ltd. Class A (XSEC)	1,930,290	1,339
	Archermind Technology Nanjing Co. Ltd. Class A	150,070	1,339
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,517,692	1,337
	Bank of Qingdao Co. Ltd. Class A (XSHE)	2,062,190	1,336
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	66,100	1,336
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A (XSHG)	2,676,100	1,335
*	Polaris Bay Group Co. Ltd. Class A (XSHG)	916,098	1,333
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,305,666	1,332
	Shaanxi Construction Machinery Co. Ltd. Class A	820,700	1,332
	Xi'an Bright Laser Technologies Co. Ltd. Class A	52,646	1,330
	Three's Co. Media Group Co. Ltd. Class A	44,593	1,328
	Sun Create Electronics Co. Ltd.	180,400	1,327
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	203,284	1,327
	WUS Printed Circuit Kunshan Co. Ltd. Class A (XSEC)	482,790	1,326
	Jafron Biomedical Co. Ltd. Class A (XSEC)	177,470	1,321
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSSC)	606,052	1,320
	Sunflower Pharmaceutical Group Co. Ltd. Class A	604,108	1,318
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSSC)	1,130,306	1,317
*	Lingyi iTech Guangdong Co. Class A (XSEC)	1,352,100	1,314
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	852,417	1,312
	YLZ Information Technology Co. Ltd. Class A	1,077,600	1,311
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSEC)	246,158	1,307
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	163,895	1,305
	Lancy Co. Ltd. Class A	325,000	1,305
*	Beijing Sanju Environmental Protection & New Material Co. Ltd. Class A (XSHE)	1,062,828	1,304
	Xinxiang Chemical Fiber Co. Ltd. Class A	1,663,349	1,296
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	2,583,350	1,295
	IReader Technology Co. Ltd. Class A (XSSC)	433,294	1,294
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,642	1,294
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A (XSHE)	582,654	1,293
*	Cinda Real Estate Co. Ltd. Class A (XSSC)	2,163,113	1,289
	CITIC Heavy Industries Co. Ltd. Class A (XSHG)	2,056,652	1,289
	Suzhou Good-Ark Electronics Co. Ltd. Class A	719,200	1,288
	YanTai Shuangta Food Co. Ltd. Class A (XSHE)	1,051,000	1,288
	Huafon Chemical Co. Ltd. Class A (XSEC)	859,600	1,287
*	Minmetals Development Co. Ltd. Class A (XSHG)	922,286	1,287
	Jinyuan EP Co. Ltd. Class A	615,996	1,282
	Fujian Star-net Communication Co. Ltd. Class A (XSHE)	369,581	1,282
*	Shenzhen Microgate Technology Co. Ltd. Class A	683,000	1,280
	Jiangsu Financial Leasing Co. Ltd. Class A	1,645,707	1,280
	Chengdu Xingrong Environment Co. Ltd. Class A (XSEC)	1,429,300	1,278
	Jenkem Technology Co. Ltd. Class A	38,565	1,278
	Shanghai Baosteel Packaging Co. Ltd. Class A	894,100	1,275
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,555,201	1,273
	Shenzhen Huaqiang Industry Co. Ltd. Class A	540,270	1,272
	Ningbo Yunsheng Co. Ltd. Class A (XSSC)	708,831	1,271

		Shares	Market Value ($000)
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,433,500	1,271
	Wuhan Department Store Group Co. Ltd. Class A	745,977	1,271
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	967,676	1,270
*	Cambricon Technologies Corp. Ltd. Class A	101,642	1,269
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	729,946	1,265
*	Qingdao Zhongzi Zhongcheng Group Co. Ltd. Class A	808,606	1,261
	Winall Hi-Tech Seed Co. Ltd. Class A (XSHE)	323,700	1,261
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSSC)	568,100	1,260
*	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSHG)	1,804,457	1,256
	Shinva Medical Instrument Co. Ltd. Class A	366,248	1,256
	Beijing Kingsoft Office Software Inc. Class A (XSSC)	32,464	1,255
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	626,595	1,252
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A (XSHE)	242,539	1,252
*	Huaihe Energy Group Co. Ltd. Class A	3,346,600	1,249
	Amoy Diagnostics Co. Ltd. Class A	137,300	1,248
*,2	So-Young International Inc. ADR	519,115	1,246
*	HyUnion Holding Co. Ltd. Class A (XSHE)	1,013,582	1,246
	Shenzhen FRD Science & Technology Co. Ltd.	384,462	1,246
*	Visionox Technology Inc. Class A (XSHE)	980,850	1,243
	Fujian Aonong Biological Technology Group Inc. Ltd. Class A (XSHG)	471,250	1,243
	Longhua Technology Group Luoyang Co. Ltd. Class A	864,300	1,242
*	Shanghai Topcare Medical Services Co. Ltd. (XSHG)	477,882	1,241
	Zhejiang Runtu Co. Ltd. Class A	868,351	1,241
*	Hang Zhou Great Star Industrial Co. Ltd. Class A (XSEC)	310,000	1,240
	Toly Bread Co. Ltd. Class A (XSHG)	301,409	1,236
	TongFu Microelectronics Co. Ltd. Class A (XSEC)	446,991	1,235
	Southwest Securities Co. Ltd. Class A (XSHG)	1,636,906	1,235
*	CSG Smart Science&Technology Co. Ltd. Class A	756,395	1,234
	Juneyao Airlines Co. Ltd. Class A (XSSC)	435,330	1,234
	Jinneng Science&Technology Co. Ltd. Class A (XSHG)	553,455	1,233
	Glarun Technology Co. Ltd. Class A (XSSC)	507,941	1,231
	China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	1,230
*	Huazhu Group Ltd.	311,870	1,229
	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	1,227
	Anhui Construction Engineering Group Co. Ltd. Class A	1,699,609	1,226
	Anyang Iron & Steel Inc. Class A	2,716,980	1,226
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	1,226
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSEC)	68,600	1,225
	Guangzhou Haige Communications Group Inc. Co. Class A (XSEC)	835,700	1,225
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSSC)	1,224,361	1,225
	Shanxi Securities Co. Ltd. Class A (XSEC)	1,309,410	1,221
	Guoyuan Securities Co. Ltd. Class A (XSEC)	1,075,657	1,219
	Bank of Suzhou Co. Ltd. Class A (XSHE)	1,136,200	1,219
	Jizhong Energy Resources Co. Ltd. Class A (XSEC)	1,519,400	1,218
	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	59,237	1,216
*	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	36,363	1,216
	Lu Thai Textile Co. Ltd. Class B	2,415,793	1,215
*	Guangdong Advertising Group Co. Ltd. Class A	1,672,622	1,215
	Minmetals Capital Co. Ltd. Class A	1,506,360	1,214
	Tech-Bank Food Co. Ltd. Class A (XSHE)	1,236,974	1,211
*	Gosuncn Technology Group Co. Ltd. Class A	1,697,592	1,210
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A (XSEC)	572,400	1,210
*	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,329,500	1,210
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A (XSSC)	449,450	1,210
	China Merchants Port Group Co. Ltd. Class A	466,300	1,207
	Luenmei Quantum Co. Ltd. Class A (XSHG)	934,180	1,205
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A (XSHG)	729,300	1,205
	Baiyin Nonferrous Group Co. Ltd. Class A	2,667,900	1,205

		Shares	Market Value ($000)
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	171,600	1,202
	Digiwin Software Co. Ltd. Class A	369,494	1,201
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A (XSHE)	1,475,460	1,198
*	Anhui Tatfook Technology Co. Ltd. Class A	741,800	1,198
	Wangsu Science & Technology Co. Ltd. Class A (XSHE)	1,301,019	1,197
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,120,686	1,196
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	474,719	1,196
	Xi'An Shaangu Power Co. Ltd. Class A (XSHG)	728,545	1,195
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A (XSHE)	489,180	1,195
	Appotronics Corp. Ltd. Class A	262,714	1,195
	Wuhan Jingce Electronic Group Co. Ltd. Class A (XSEC)	139,676	1,194
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	933,236	1,192
	Shenma Industry Co. Ltd. Class A	665,404	1,188
*	Shandong Xinchao Energy Corp. Ltd. Class A (XSHG)	3,400,300	1,188
	Shenzhen Everwin Precision Technology Co. Ltd. Class A (XSEC)	534,933	1,187
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (XSHG)	234,200	1,187
	Beyondsoft Corp. Class A	638,200	1,187
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	341,400	1,186
*	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	433,000	1,183
	Beijing Compass Technology Development Co. Ltd. Class A	196,800	1,183
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSHG)	1,180,816	1,181
*	Hongli Zhihui Group Co. Ltd. Class A	593,700	1,181
	An Hui Wenergy Co. Ltd. Class A (XSHE)	1,824,144	1,179
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A (XSEC)	98,084	1,178
	Wanxiang Qianchao Co. Ltd. Class A (XSHE)	1,320,379	1,175
	Sino GeoPhysical Co. Ltd. Class A	319,165	1,174
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	714,870	1,173
	Shanghai Hile Bio-Technology Co. Ltd. Class A	539,541	1,173
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	858,650	1,172
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSHG)	1,706,976	1,170
	Leo Group Co. Ltd. Class A (XSHE)	3,199,811	1,170
*	Shanghai Guijiu Co. Ltd. Class A	252,900	1,170
	Grinm Advanced Materials Co. Ltd. Class A (XSSC)	528,800	1,169
	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	1,169
*	Aotecar New Energy Technology Co. Ltd. Class A	2,230,400	1,169
	Guangxi Wuzhou Communications Co. Ltd. Class A (XSSC)	1,921,390	1,167
*	ZhongMan Petroleum & Natural Gas Group Corp. Ltd.	551,800	1,167
	Yankershop Food Co. Ltd. Class A	112,100	1,166
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,066,400	1,165
	State Grid Yingda Co. Ltd. Class A (XSSC)	1,131,046	1,165
	Kunlun Tech Co. Ltd. Class A (XSHE)	392,631	1,164
	Keboda Technology Co. Ltd. Class A	92,881	1,163
	Shanghai Shimao Co. Ltd. Class A (XSSC)	2,254,512	1,162
*	OFILM Group Co. Ltd. Class A (XSEC)	917,400	1,159
	Shenzhen Leaguer Co. Ltd. Class A	686,800	1,159
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSSC)	1,344,100	1,155
	Newcapec Electronics Co. Ltd. Class A	488,335	1,152
	Shenzhen Gas Corp. Ltd. Class A (XSHG)	939,116	1,151
	JL Mag Rare-Earth Co. Ltd. Class A (XSHE)	204,800	1,151
	Jiangxi Bank Co. Ltd. Class H	3,487,529	1,149
*	Jihua Group Corp. Ltd. Class A	2,677,800	1,149
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	475,500	1,148
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,150,408	1,148
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSHG)	613,542	1,147
	Beibuwan Port Co. Ltd. Class A	931,400	1,146
	CTS International Logistics Corp. Ltd. Class A (XSHG)	586,282	1,145

		Shares	Market Value ($000)
	Henan Hengxing Science & Technology Co. Ltd. Class A	1,425,295	1,144
	Xiamen C & D Inc. Class A (XSSC)	772,400	1,143
	Jack Technology Co. Ltd. Class A	251,575	1,143
	Dashang Co. Ltd. Class A	367,400	1,133
*	Beijing Urban-Rural Commercial Group Co. Ltd. Class A	300,848	1,131
	Jilin Sino-Microelectronics Co. Ltd. Class A	875,810	1,129
	CGN Nuclear Technology Development Co. Ltd. Class A (XSHE)	809,829	1,128
	Sealand Securities Co. Ltd. Class A (XSEC)	1,828,130	1,125
	Shanghai Construction Group Co. Ltd. Class A (XSHG)	2,169,991	1,125
	Zhongyuan Environment-Protection Co. Ltd. Class A	1,182,268	1,125
	Shenzhen Das Intellitech Co. Ltd. Class A (XSHE)	1,832,196	1,125
	Yintai Gold Co. Ltd. Class A (XSEC)	857,780	1,124
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSHE)	3,465,608	1,124
*	Pacific Securities Co. Ltd. Class A (XSHG)	2,246,635	1,124
	ADAMA Ltd. Class A	915,100	1,123
	Hangxiao Steel Structure Co. Ltd. Class A (XSHG)	1,786,435	1,122
	Hangzhou Shunwang Technology Co. Ltd. Class A	510,300	1,121
	Contec Medical Systems Co. Ltd. Class A	211,100	1,121
	Luxin Venture Capital Group Co. Ltd. Class A (XSHG)	532,800	1,120
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	702,487	1,120
	Qingdao Hanhe Cable Co. Ltd. Class A	1,571,104	1,120
*	Chongqing Iron & Steel Co. Ltd. Class A (XSSC)	3,550,536	1,119
	Befar Group Co. Ltd. Class A (XSHG)	1,058,542	1,117
	Guangzhou Restaurant Group Co. Ltd. Class A (XSHG)	315,241	1,116
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSSC)	287,176	1,115
*	Luoniushan Co. Ltd. Class A (XSHE)	1,057,707	1,114
	Shandong WIT Dyne Health Co. Ltd. Class A	227,050	1,112
	Zhejiang Medicine Co. Ltd. Class A (XSEC)	463,550	1,112
*	Huayi Brothers Media Corp. Class A (XSHE)	1,994,200	1,112
	APT Medical Inc. Class A	35,548	1,112
	Ningbo Huaxiang Electronic Co. Ltd. Class A (XSHE)	354,700	1,111
	Hytera Communications Corp. Ltd. Class A (XSHE)	1,486,765	1,111
	Zhejiang Semir Garment Co. Ltd. Class A	1,005,620	1,111
	Chongqing Zaisheng Technology Corp. Ltd. Class A	694,240	1,110
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	944,900	1,107
	Sichuan Yahua Industrial Group Co. Ltd. Class A (XSEC)	300,200	1,106
	Xinhuanet Co. Ltd. Class A	379,200	1,106
	Digital China Group Co. Ltd. Class A	463,901	1,105
	Inmyshow Digital Technology Group Co. Ltd. (XSSC)	707,357	1,105
	Shanghai Datun Energy Resources Co. Ltd. Class A	732,600	1,104
*	Talkweb Information System Co. Ltd. Class A (XSEC)	1,002,107	1,104
	Focus Technology Co. Ltd. Class A	430,320	1,103
*	Chengdu CORPRO Technology Co. Ltd. Class A (XSEC)	390,400	1,102
	Guangzhou Automobile Group Co. Ltd. Class A (XSSC)	526,730	1,102
*	Inzone Group Co. Ltd. Class A (XSHG)	1,385,831	1,102
	Huadian Power International Corp. Ltd. Class A (XSHG)	1,669,817	1,101
	Hengtong Optic-electric Co. Ltd. Class A (XSHG)	494,260	1,100
*	Montnets Cloud Technology Group Co. Ltd. Class A (XSEC)	494,600	1,099
	Dare Power Dekor Home Co. Ltd. Class A	562,739	1,097
*	Jilin Electric Power Co. Ltd. Class A (XSEC)	910,100	1,096
	Shenzhen Guangju Energy Co. Ltd. Class A	819,888	1,093
*	Far East Smarter Energy Co. Ltd. Class A (XSHG)	1,229,560	1,093
	Jiangsu Guoxin Corp. Ltd. Class A	1,130,100	1,093
	Beijing VRV Software Corp. Ltd. Class A (XSHE)	1,292,200	1,093
	MLS Co. Ltd. Class A (XSHE)	527,400	1,093
*	Shenzhen MTC Co. Ltd. Class A (XSEC)	1,603,800	1,090
*	Hunan Gold Corp. Ltd. Class A (XSHE)	665,040	1,090

		Shares	Market Value ($000)
	Baotailong New Materials Co. Ltd. Class A	1,482,100	1,090
	Renhe Pharmacy Co. Ltd. Class A (XSHE)	941,747	1,089
	Hangjin Technology Co. Ltd. Class A (XSHE)	202,350	1,087
*	Tellhow Sci-Tech Co. Ltd. Class A	983,884	1,087
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A (XSEC)	1,411,966	1,086
[2]	Hebei Construction Group Corp. Ltd. Class H	6,015,500	1,086
	Qianjiang Water Resources Development Co. Ltd. Class A	551,651	1,085
	Shanghai Bailian Group Co. Ltd. Class A (XSHG)	582,700	1,085
	Shenzhen Topraysolar Co. Ltd. Class A	1,218,258	1,084
*	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,584,790	1,082
	Beijing GeoEnviron Engineering & Technology Inc. Class A (XSHG)	424,320	1,082
	Shandong Hi-speed Co. Ltd. Class A (XSSC)	1,290,554	1,080
*	Datang Huayin Electric Power Co. Ltd. Class A	1,392,000	1,080
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	865,369	1,080
*	Shengda Resources Co. Ltd. Class A	555,300	1,080
*	NavInfo Co. Ltd. Class A (XSEC)	427,887	1,079
	Shanghai Jin Jiang Online Network Service Co. Ltd.	1,742,110	1,078
	Nanjing Hanrui Cobalt Co. Ltd. Class A (XSEC)	95,700	1,077
	Financial Street Holdings Co. Ltd. Class A (XSEC)	1,203,460	1,073
	Sansteel Minguang Co. Ltd. Fujian Class A (XSEC)	978,600	1,072
	Beijing GeoEnviron Engineering & Technology Inc. Class A (XSSC)	420,332	1,072
	Zhejiang Yasha Decoration Co. Ltd. Class A (XSHE)	1,071,760	1,072
*	Guosheng Financial Holding Inc. Class A (XSEC)	782,219	1,070
	EIT Environmental Development Group Co. Ltd. Class A	239,932	1,070
	Nanjing Securities Co. Ltd. Class A (XSHG)	751,560	1,068
*	Henan Yuneng Holdings Co. Ltd. Class A	1,133,000	1,066
	Guangzhou Guangri Stock Co. Ltd. Class A	961,200	1,062
*	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSSC)	1,520,861	1,059
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (XSHE)	684,944	1,058
	City Development Environment Co. Ltd.	654,680	1,057
	Shenzhen Everwin Precision Technology Co. Ltd. Class A (XSHE)	476,479	1,057
	Shanghai AtHub Co. Ltd. Class A (XSHG)	194,320	1,057
	Jizhong Energy Resources Co. Ltd. Class A (XSHE)	1,315,107	1,054
	Focused Photonics Hangzhou Inc. Class A (XSEC)	276,196	1,053
	Eastcompeace Technology Co. Ltd. Class A	460,242	1,052
	Bank of Chengdu Co. Ltd. Class A (XSSC)	472,700	1,051
	Xiangcai Co. Ltd. Class A	772,800	1,051
	Guangzhou Port Co. Ltd. Class A	2,060,800	1,050
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	1,047
	Shenzhen Expressway Corp. Ltd. (XSHG)	680,400	1,046
	China National Accord Medicines Corp. Ltd. Class A	202,047	1,046
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A (XSHE)	163,780	1,046
*	Ningxia Western Venture Industrial Co. Ltd. Class A	1,478,651	1,045
*	Shanxi Guoxin Energy Corp. Ltd. Class A	1,705,026	1,045
	China Meheco Co. Ltd. Class A (XSSC)	612,560	1,042
	North Electro-Optic Co. Ltd. Class A	494,561	1,042
	Huafu Fashion Co. Ltd. (XSHE)	1,425,310	1,042
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	772,500	1,041
	Shanghai Tianchen Co. Ltd. Class A	728,338	1,040
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSHG)	624,050	1,039
	New Guomai Digital Culture Co. Ltd. Class A	559,900	1,039
	Beijing eGOVA Co. Ltd. Class A (XSEC)	312,103	1,039
	Ningbo Peacebird Fashion Co. Ltd. Class A (XSSC)	276,031	1,037
	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	1,037
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	231,660	1,036
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,294,230	1,036
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A (XSEC)	314,300	1,035

		Shares	Market Value ($000)
	Suzhou Anjie Technology Co. Ltd. Class A (XSHE)	462,649	1,035
	Qingdao Rural Commercial Bank Corp. Class A (XSHE)	1,751,800	1,035
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A (XSEC)	1,676,979	1,034
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSHG)	482,342	1,033
	Dongxing Securities Co. Ltd. Class A (XSSC)	615,613	1,030
	People.cn Co. Ltd. Class A (XSHG)	508,213	1,028
	Fangda Special Steel Technology Co. Ltd. Class A (XSHG)	842,878	1,026
	Shanghai Kinetic Medical Co. Ltd. Class A	707,843	1,024
	Jiangxi Ganneng Co. Ltd. Class A	1,296,542	1,023
	Kunming Yunnei Power Co. Ltd. Class A	1,904,354	1,023
	CQ Pharmaceutical Holding Co. Ltd. Class A (XSHE)	1,366,500	1,022
	Jiangsu Changbao Steeltube Co. Ltd. Class A	1,550,700	1,022
*	Innuovo Technology Co. Ltd. Class A (XSHE)	960,755	1,020
	Xiamen Intretech Inc. Class A	215,390	1,019
	Henan Shenhuo Coal & Power Co. Ltd. Class A (XSEC)	587,000	1,018
	Baosheng Science & Technology Innovation Co. Ltd. Class A (XSSC)	1,225,155	1,016
	Leo Group Co. Ltd. Class A (XSEC)	2,776,300	1,015
	Hisense Visual Technology Co. Ltd. Class A (XSSC)	450,162	1,015
	AVICOPTER plc Class A (XSHG)	115,800	1,015
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	564,300	1,012
	Jiang Su Suyan Jingshen Co. Ltd. Class A	761,500	1,012
	Wangsu Science & Technology Co. Ltd. Class A (XSEC)	1,098,938	1,011
	Grandblue Environment Co. Ltd. Class A (XSHG)	316,000	1,011
*	Wuhan P&S Information Technology Co. Ltd. Class A (XSHE)	1,031,500	1,011
	Yutong Bus Co. Ltd. Class A (XSHG)	635,800	1,009
	Monalisa Group Co. Ltd. Class A	262,904	1,009
	Shandong Chenming Paper Holdings Ltd. Class A (XSEC)	948,941	1,008
*	Genimous Technology Co. Ltd. Class A (XSEC)	954,500	1,008
*	Grand Industrial Holding Group Co. Ltd.	311,800	1,006
	Jin Tong Ling Technology Group Co. Ltd. Class A	1,321,100	1,005
	CETC Digital Technology Co. Ltd. Class A	192,860	1,004
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	862,109	1,003
	Shanghai SMI Holding Co. Ltd. Class A (XSHG)	1,545,945	1,002
	Cachet Pharmaceutical Co. Ltd. Class A	496,043	1,000
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSSC)	3,067,468	998
	Jiangsu Linyang Energy Co. Ltd. Class A (XSHG)	661,600	998
	Jinxi Axle Co. Ltd. Class A (XSHG)	1,744,300	997
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A (XSEC)	171,800	996
	Goldenmax International Technology Ltd. Class A (XSHE)	538,100	995
	Liuzhou Iron & Steel Co. Ltd. Class A	1,201,700	995
	Valiant Co. Ltd. Class A (XSEC)	292,400	993
	Huapont Life Sciences Co. Ltd. Class A (XSEC)	1,014,901	992
*	Aoyuan Beauty Valley Technology Co. Ltd. Class A	751,700	992
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (XSHE)	1,220,832	992
*	New Huadu Supercenter Co. Ltd. Class A	1,261,000	991
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSHE)	1,146,300	991
	Feitian Technologies Co. Ltd. Class A	392,500	991
	Jiangsu Guotai International Group Co. Ltd. (XSHE)	550,290	988
*	CITIC Guoan Information Industry Co. Ltd. Class A (XSHE)	2,563,300	987
	Zhongjin Gold Corp. Ltd. Class A (XSHG)	781,160	986
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	986
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSEC)	1,977,200	985
	Changying Xinzhi Technology Co. Ltd. Class A	382,400	985
	China TransInfo Technology Co. Ltd. Class A (XSEC)	459,400	983
	Fujian Longking Co. Ltd. Class A (XSSC)	773,680	982
	Zhejiang Juhua Co. Ltd. Class A (XSSC)	478,140	980
*	Shandong Xinchao Energy Corp. Ltd. Class A (XSSC)	2,802,816	979

		Shares	Market Value ($000)
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSHG)	609,690	979
	Guangzhou Development Group Inc. Class A (XSSC)	858,971	979
	Anhui Xinhua Media Co. Ltd. Class A	1,299,982	978
	Leyard Optoelectronic Co. Ltd. Class A (XSHE)	674,766	977
	Top Energy Co. Ltd. Shanxi Class A	1,701,144	975
	Guangdong Goworld Co. Ltd. Class A	521,444	974
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	1,950,950	973
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	972
*	KraussMaffei Co. Ltd. Class A	864,834	972
*	CanSino Biologics Inc. Class A	24,130	972
*	Montnets Cloud Technology Group Co. Ltd. Class A (XSHE)	437,000	971
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	1,128,790	970
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	970
*	Kuang-Chi Technologies Co. Ltd. Class A (XSEC)	306,600	968
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A (XSHG)	1,937,520	968
	Lingyuan Iron & Steel Co. Ltd. Class A	2,397,170	966
	Shanghai Jinfeng Wine Co. Ltd. Class A	986,045	965
	Shandong Humon Smelting Co. Ltd. Class A (XSHE)	550,100	964
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A (XSEC)	121,446	963
*	Jiangsu Zongyi Co. Ltd. Class A	983,700	963
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (XSHE)	999,275	962
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	315,542	962
	Loncin Motor Co. Ltd. Class A (XSSC)	1,237,500	959
	BGI Genomics Co. Ltd. Class A (XSHE)	72,800	959
	Red Avenue New Materials Group Co. Ltd. Class A (XSSC)	170,500	958
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	957
	Huaming Power Equipment Co. Ltd. Class A	758,043	955
	Hanwei Electronics Group Corp. Class A	274,002	955
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	475,200	955
	Chengdu Hongqi Chain Co. Ltd. Class A	1,222,800	954
	Longshine Technology Group Co. Ltd. Class A (XSEC)	182,000	954
*	Holitech Technology Co. Ltd. Class A (XSHE)	1,706,396	954
	IReader Technology Co. Ltd. Class A (XSHG)	319,400	954
	Shanghai Titan Scientific Co. Ltd. Class A	38,603	954
*	Hengdian Entertainment Co. Ltd. Class A	445,322	952
	Shenzhen Agricultural Products Group Co. Ltd. Class A (XSHE)	1,056,629	950
	Huapont Life Sciences Co. Ltd. Class A (XSHE)	971,200	950
	VanJee Technology Co. Ltd. Class A	201,160	950
	Shenzhen Ysstech Info-tech Co. Ltd. Class A (XSHE)	455,175	950
	Jinke Properties Group Co. Ltd. Class A (XSEC)	1,338,788	949
	Guangdong Vanward New Electric Co. Ltd. Class A	841,940	949
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	59,902	949
	Xinjiang Joinworld Co. Ltd. Class A (XSSC)	799,308	946
	Stanley Agricultural Group Co. Ltd. Class A	1,085,928	945
*	Shenzhen Deren Electronic Co. Ltd. Class A	457,051	941
	Zhejiang Wanma Co. Ltd. Class A (XSHG)	793,972	941
	China International Marine Containers Group Co. Ltd. Class A (XSHE)	394,040	940
*	Hainan Haiyao Co. Ltd. Class A	1,301,400	940
*	Guangdong Chaohua Technology Co. Ltd. Class A	850,488	940
*	Markor International Home Furnishings Co. Ltd. Class A	1,715,635	937
	Zhongshan Broad Ocean Motor Co. Ltd. Class A (XSHE)	893,700	937
	Wanxiang Qianchao Co. Ltd. Class A (XSEC)	1,051,700	936
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	753,044	936
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,899,900	936
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	462,301	936
	Guodian Nanjing Automation Co. Ltd. Class A	687,800	934
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A (XSHE)	511,595	933

		Shares	Market Value ($000)
*	Hainan Mining Co. Ltd. Class A (XSHG)	586,500	933
	JSTI Group Class A	950,557	931
*	Talkweb Information System Co. Ltd. Class A (XSHE)	844,649	931
	Zhejiang Medicine Co. Ltd. Class A (XSHG)	387,800	930
	Greattown Holdings Ltd. Class A (XSHG)	1,641,600	928
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSHE)	1,266,700	928
*	Lander Sports Development Co. Ltd. Class A	1,641,050	927
*	Youzu Interactive Co. Ltd. Class A	485,916	927
	Foshan Electrical & Lighting Co. Ltd. Class B	2,535,261	926
	Juneyao Airlines Co. Ltd. Class A (XSHG)	326,939	926
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSHG)	319,099	924
	Xinjiang Tianshan Cement Co. Ltd. Class A (XSEC)	423,700	923
	Insigma Technology Co. Ltd. Class A	1,008,500	922
	Nanjing Iron & Steel Co. Ltd. Class A (XSHG)	1,601,500	921
	DHC Software Co. Ltd. Class A (XSEC)	813,800	920
	Yifan Pharmaceutical Co. Ltd. Class A (XSEC)	339,300	920
	Tianjin Teda Co. Ltd. Class A	1,439,243	920
*	Fujian Snowman Co. Ltd. Class A	568,668	920
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A (XSHE)	440,350	920
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A (XSHE)	426,300	919
	Joeone Co. Ltd. Class A	502,277	918
	Konfoong Materials International Co. Ltd. Class A (XSHE)	111,476	918
	Gansu Shangfeng Cement Co. Ltd. Class A	293,000	915
	Easyhome New Retail Group Co. Ltd. Class A	1,150,900	915
	Long Yuan Construction Group Co. Ltd. Class A (XSSC)	1,061,024	913
	Wuhu Token Science Co. Ltd. Class A (XSEC)	557,783	910
	China TransInfo Technology Co. Ltd. Class A (XSHE)	425,300	910
	CSSC Science & Technology Co. Ltd. Class A (XSHG)	375,000	909
	Hengbao Co. Ltd. Class A	671,300	909
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSSC)	1,281,797	909
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A (XSEC)	698,539	907
	Yijiahe Technology Co. Ltd. Class A	89,600	906
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	527,943	905
	Bank of Suzhou Co. Ltd. Class A (XSEC)	843,000	904
*	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	31,735	903
	Shandong Lukang Pharma Class A	867,190	902
	Anhui Genuine New Materials Co. Ltd. Class A	252,600	902
	Sinosteel Engineering & Technology Co. Ltd. Class A	732,700	902
	Zhuzhou Kibing Group Co. Ltd. Class A (XSHG)	357,700	901
	Tibet Tianlu Co. Ltd. Class A	927,949	898
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class A (XSHG)	616,700	898
	Tibet Urban Development & Investment Co. Ltd. Class A (XSSC)	267,344	898
	Sunward Intelligent Equipment Co. Ltd. Class A (XSEC)	669,120	897
	AVIC Industry-Finance Holdings Co. Ltd. Class A (XSHG)	1,493,800	897
	China National Medicines Corp. Ltd. Class A (XSHG)	204,086	896
	DBG Technology Co. Ltd. Class A	456,680	896
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSHG)	764,600	895
	Changchun Faway Automobile Components Co. Ltd. Class A	534,768	895
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,097,901	895
	Visual China Group Co. Ltd. Class A (XSHE)	323,812	894
*	China Quanjude Group Co. Ltd. Class A	562,300	894
	Shanghai Bailian Group Co. Ltd. Class A (XSSC)	479,788	894
*	Shanghai Foreign Service Holding Group Co. Ltd. (XSHG)	830,600	893
*	Guangshen Railway Co. Ltd. Class A (XSHG)	2,437,700	891
*	Shenzhen Invt Electric Co. Ltd. Class A	844,252	891
	Hongrun Construction Group Co. Ltd. Class A	1,089,346	890
	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	890
*	Toread Holdings Group Co. Ltd. Class A	660,000	887

		Shares	Market Value ($000)
	Beijing Aerospace Changfeng Co. Ltd. Class A	431,387	886
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSSC)	2,206,513	886
	Henan Pinggao Electric Co. Ltd. Class A (XSSC)	672,114	885
	Shandong Hi-speed Co. Ltd. Class A (XSHG)	1,057,400	885
	Shenzhen Properties & Resources Development Group Ltd. Class A	511,552	885
	China Publishing & Media Co. Ltd. Class A	1,075,300	883
	Hangzhou Sunrise Technology Co. Ltd. Class A	524,066	882
	Beken Corp. Class A	122,587	882
	Sinotrans Ltd. Class A (XSSC)	1,367,100	881
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A (XSHE)	1,132,500	881
	Beijing Water Business Doctor Co. Ltd. Class A (XSHE)	494,900	881
	Hwa Create Co. Ltd. Class A	583,500	880
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A (XSEC)	1,287,637	879
*	Whirlpool China Co. Ltd. Class A	738,250	879
	Guizhou Tyre Co. Ltd. Class A	1,044,976	878
	BBMG Corp. Class A (XSHG)	2,029,514	878
	FAW Jiefang Group Co. Ltd.	589,943	877
*	Huludao Zinc Industry Co. Class A	1,526,300	877
*	Sichuan Hongda Co. Ltd. Class A	1,907,200	877
	Haining China Leather Market Co. Ltd. Class A	1,252,410	876
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	334,750	874
	Inner Mongolia M-Grass Ecology & Enviroment Group Co. Ltd. Class A	1,180,320	873
	Youngor Group Co. Ltd. Class A (XSHG)	832,608	873
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSSC)	230,447	870
*	Sinopec Oilfield Service Corp. Class A (XSSC)	2,703,200	870
	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (XSHE)	1,116,230	870
	ENC Digital Technology Co. Ltd. Class A	482,090	867
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A (XSSC)	885,031	866
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSHG)	541,421	866
*	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,242,571	866
	Black Peony Group Co. Ltd. Class A (XSSC)	806,287	865
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSHE)	1,733,900	864
	Baoxiniao Holding Co. Ltd. Class A	1,203,300	864
	Tangrenshen Group Co. Ltd. Class A (XSHE)	666,950	863
	Ninestar Corp. Class A (XSEC)	111,600	862
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSHG)	505,566	862
	Merit Interactive Co. Ltd. Class A	384,848	862
	Yunnan Copper Co. Ltd. Class A (XSHE)	447,200	861
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	856,121	861
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSSC)	460,351	860
	Huaan Securities Co. Ltd. Class A (XSSC)	1,086,020	860
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A (XSEC)	875,700	860
	AUCMA Co. Ltd. Class A	881,301	858
	SGIS Songshan Co. Ltd. Class A (XSEC)	1,225,100	857
	Eternal Asia Supply Chain Management Ltd. Class A (XSHE)	1,037,500	857
	China Sports Industry Group Co. Ltd. Class A	496,700	857
*	Mesnac Co. Ltd. Class A	860,489	855
	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,596,600	855
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	589,283	854
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	620,408	853
	Zhejiang Yankon Group Co. Ltd. Class A	1,406,275	853
	Eternal Asia Supply Chain Management Ltd. Class A (XSEC)	1,028,900	850
	Ningxia Jiaze New Energy Co. Ltd. Class A	1,234,300	850
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	1,020,200	848
	Central China Securities Co. Ltd. Class A (XSHG)	1,063,100	848
	BGI Genomics Co. Ltd. Class A (XSEC)	64,249	846

		Shares	Market Value ($000)
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	903,400	845
	5I5J Holding Group Co. Ltd. Class A	1,773,003	845
*	Infund Holding Co. Ltd.	1,027,334	845
*	Xinjiang Machinery Research Institute Co. Ltd. Class A	1,411,536	840
	Shenzhen Kaifa Technology Co. Ltd. Class A (XSEC)	398,300	840
	Huabao Flavours & Fragrances Co. Ltd. Class A (XSHE)	179,900	839
*	Kingsignal Technology Co. Ltd. Class A	620,360	838
	Skyworth Digital Co. Ltd. Class A (XSHE)	423,200	838
*	Shenzhen Zhengtong Electronics Co. Ltd. Class A	479,100	838
	Shenzhen Goodix Technology Co. Ltd. Class A (XSSC)	59,656	837
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A (XSEC)	524,900	837
	Shandong Sunway Chemical Group Co. Ltd. Class A	880,300	837
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	268,122	836
	Jiangsu Yunyi Electric Co. Ltd. Class A	878,840	835
*	Guoguang Electric Co. Ltd. Class A	480,600	834
*	Nanjing Quanxin Cable Technology Co. Ltd. Class A	295,630	834
	Xiamen Port Development Co. Ltd. Class A	739,716	831
*	Guizhou Salvage Pharmaceutical Co. Ltd. Class A	1,556,500	831
*	Cultural Investment Holdings Co. Ltd. Class A	1,818,329	831
	Huangshan Novel Co. Ltd. Class A	641,416	831
	Era Co. Ltd. Class A	1,005,259	830
	Guangdong South New Media Co. Ltd. Class A (XSHE)	109,080	830
*	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSHG)	1,495,340	829
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	773,948	828
	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	1,901,400	828
*	Enjoyor Technology Co. Ltd. Class A (XSEC)	602,900	828
*	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A (XSSC)	497,400	827
	CSSC Science & Technology Co. Ltd. Class A (XSSC)	340,900	826
	Zhuhai Bojay Electronics Co. Ltd. Class A	95,100	826
	Lingyun Industrial Corp. Ltd. Class A (XSSC)	569,692	824
	Wellhope Foods Co. Ltd. Class A (XSSC)	482,801	822
	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	821
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A (XSEC)	130,950	821
	Tengda Construction Group Co. Ltd. Class A	1,637,499	819
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	151,237	819
	Huaxin Cement Co. Ltd. Class A (XSHG)	279,360	818
*	Liaoning Energy Industry Co. Ltd.	1,472,900	817
*	Jiangmen Kanhoo Industry Co. Ltd. Class A	311,117	817
	Autel Intelligent Technology Corp. Ltd. Class A	82,408	816
*	Nanfang Zhongjin Environment Co. Ltd. Class A	1,775,883	814
*	China CYTS Tours Holding Co. Ltd. Class A (XSHG)	458,000	814
	Beijing SDL Technology Co. Ltd. Class A	660,800	814
	China West Construction Group Co. Ltd. Class A	649,000	813
	China Harzone Industry Corp. Ltd. Class A (XSEC)	593,522	813
	Hangzhou Century Co. Ltd. Class A	822,400	811
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSHG)	1,437,500	811
	CITIC Press Corp. Class A	192,900	811
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A (XSHE)	123,000	811
	Shenzhen Expressway Corp. Ltd. (XSSC)	526,804	810
	Zhuhai Port Co. Ltd. Class A	853,300	809
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	781,331	808
	Shanghai Highly Group Co. Ltd. Class B	1,595,207	806
	Top Resource Conservation & Environment Corp. Class A	518,300	805
*	Air China Ltd. Class A (XSSC)	503,438	804
	Guangdong Shaoneng Group Co. Ltd. Class A	1,112,040	804
	Puyang Refractories Group Co. Ltd. Class A	1,231,481	803
	Tianma Microelectronics Co. Ltd. Class A (XSEC)	425,500	802
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	887,856	802

		Shares	Market Value ($000)
	China National Software & Service Co. Ltd. Class A (XSHG)	110,600	802
	Bros Eastern Co. Ltd. Class A (XSHG)	778,810	802
	Fangda Carbon New Material Co. Ltd. Class A (XSHG)	522,917	801
	Poly Union Chemical Holding Group Co. Ltd. Class A	454,501	801
*	Wutong Holding Group Co. Ltd. Class A	1,092,522	801
*	Far East Smarter Energy Co. Ltd. Class A (XSSC)	901,200	801
	Xinxiang Richful Lube Additive Co. Ltd. Class A	70,500	801
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSHG)	360,800	800
	Beijing SL Pharmaceutical Co. Ltd. Class A (XSHE)	518,850	800
*	China Oil HBP Science & Technology Co. Ltd. Class A	1,445,600	800
	Shenyang Chemical Co. Ltd. Class A	944,000	799
	Chongqing Water Group Co. Ltd. Class A (XSHG)	860,600	799
	Three Squirrels Inc. Class A	149,540	799
*	Oceanwide Holdings Co. Ltd. Class A (XSHE)	2,790,994	798
	Shandong Humon Smelting Co. Ltd. Class A (XSEC)	454,600	796
*	Huatian Hotel Group Co. Ltd. Class A	1,528,400	796
	Guangdong Highsun Group Co. Ltd. Class A	1,848,180	795
	PhiChem Corp. Class A	217,100	795
*	Surfilter Network Technology Co. Ltd. Class A	617,768	793
	Beijing Teamsun Technology Co. Ltd. Class A (XSSC)	788,986	791
	Guangzhou Shangpin Home Collection Co. Ltd. Class A (XSHE)	134,315	790
	Autobio Diagnostics Co. Ltd. Class A (XSSC)	103,610	789
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A (XSHE)	1,082,550	788
*	JinJian Cereals Industry Co. Ltd. Class A	650,200	787
	CECEP Solar Energy Co. Ltd. Class A (XSEC)	565,900	786
	KPC Pharmaceuticals Inc. Class A (XSSC)	523,308	786
	Hefei Department Store Group Co. Ltd. Class A	1,143,917	786
	Bright Dairy & Food Co. Ltd. Class A (XSHG)	389,800	786
	Guangdong Shirongzhaoye Co. Ltd. Class A (XSHE)	916,961	785
*	Shanghai Shunho New Materials Technology Co. Ltd. Class A	1,023,800	784
	Motic Xiamen Electric Group Co. Ltd. Class A	486,429	784
	Huizhou Speed Wireless Technology Co. Ltd. Class A	443,300	784
	Anhui Expressway Co. Ltd. Class A	672,400	783
*	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSSC)	843,964	783
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	547,020	783
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSSC)	497,350	782
*	Xinlun New Materials Co. Ltd.	1,033,500	782
	Sunstone Development Co. Ltd. Class A	286,400	781
*	Mianyang Fulin Precision Co. Ltd. (XSEC)	204,000	780
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSSC)	642,481	780
	Beijing SL Pharmaceutical Co. Ltd. Class A (XSEC)	505,196	779
	Anhui Huamao Textile Co. Class A	1,074,064	779
	Hand Enterprise Solutions Co. Ltd. Class A (XSEC)	607,000	778
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSSC)	664,380	778
	Guangzhou Restaurant Group Co. Ltd. Class A (XSSC)	219,520	777
*	Guangdong Taiantang Pharmaceutical Co. Ltd. Class A	895,378	776
	Shenzhen Center Power Tech Co. Ltd. Class A (XSHE)	281,850	776
*	Shunfa Hengye Corp. Class A (XSHE)	1,413,801	772
	ZheJiang Dali Technology Co. Ltd. Class A	312,594	771
	ChemPartner PharmaTech Co. Ltd. Class A	422,377	770
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	770
	Chongqing Zongshen Power Machinery Co. Ltd. Class A (XSHE)	760,800	769
	Shenzhen Overseas Chinese Town Co. Ltd. Class A (XSEC)	627,000	768
	Guangzhou KingTeller Technology Co. Ltd. Class A	817,028	767
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A (XSSC)	62,100	764
	North Huajin Chemical Industries Co. Ltd. Class A (XSHE)	687,903	764
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSHG)	1,515,822	763
	China South Publishing & Media Group Co. Ltd. Class A (XSSC)	517,249	762

		Shares	Market Value ($000)
	263 Network Communications Co. Ltd. Class A (XSHE)	1,156,660	762
	Changshu Tianyin Electromechanical Co. Ltd. Class A	412,893	762
	Xinfengming Group Co. Ltd. Class A (XSHG)	362,796	762
	Eastern Communications Co. Ltd. Class A (XSHG)	472,200	761
	Bank of China Ltd. Class A (XSHG)	1,564,597	761
*	Shenzhen SDG Information Co. Ltd. Class A	784,994	759
	Jilin Yatai Group Co. Ltd. Class A (XSSC)	1,597,167	759
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A (XSHG)	292,566	759
	Jinhui Liquor Co. Ltd. Class A (XSHG)	152,800	759
*	JC Finance & Tax Interconnect Holdings Ltd. Class A (XSHE)	475,040	758
	Zhejiang Hangmin Co. Ltd. Class A (XSHG)	870,745	756
	Tsinghua Tongfang Co. Ltd. Class A (XSSC)	863,708	756
	Xiangyu Medical Co. Ltd. Class A	107,228	756
	CMST Development Co. Ltd. Class A (XSHG)	842,000	755
*	Alpha Group Class A (XSHE)	827,701	753
*	Gohigh Data Networks Technology Co. Ltd. Class A	856,940	750
*	China CAMC Engineering Co. Ltd. Class A	673,800	750
	Suzhou Jinhong Gas Co. Ltd. Class A	185,431	747
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	161,154	746
	Shanxi Blue Flame Holding Co. Ltd. Class A (XSEC)	577,896	743
	Zhuzhou Times New Material Technology Co. Ltd. Class A	394,800	743
*	Zhejiang Founder Motor Co. Ltd. Class A	418,986	743
*	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	926,835	741
	Liaoning SG Automotive Group Co. Ltd. Class A	926,034	740
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	1,993,124	739
	Anhui Korrun Co. Ltd. Class A	251,860	739
	AECC Aero-Engine Control Co. Ltd. Class A (XSHE)	196,500	736
*	Chengzhi Co. Ltd. Class A (XSHE)	357,628	736
	Konka Group Co. Ltd. Class A (XSEC)	793,800	733
	FIYTA Precision Technology Co. Ltd. Class A	420,085	733
*	Beijing Philisense Technology Co. Ltd. Class A (XSHE)	878,600	733
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	398,657	733
	First Capital Securities Co. Ltd. Class A (XSHE)	711,520	731
*	Genimous Technology Co. Ltd. Class A (XSHE)	691,035	730
	Jointo Energy Investment Co. Ltd. Hebei Class A (XSHE)	1,058,144	730
	Tungkong Inc. Class A	556,076	729
	Beijing Shunxin Agriculture Co. Ltd. Class A (XSEC)	168,792	728
*	AECC Aero Science & Technology Co. Ltd. Class A (XSHG)	221,200	726
*	Shandong Airlines Co. Ltd. Class B	1,410,841	725
	ZhongYeDa Electric Co. Ltd. Class A	501,400	725
	Sinolink Securities Co. Ltd. Class A (XSHG)	441,000	723
	Ningxia Building Materials Group Co. Ltd. Class A (XSSC)	388,388	722
	Western Region Gold Co. Ltd. Class A (XSSC)	388,800	721
	Huayuan Property Co. Ltd. Class A (XSSC)	2,201,505	721
	Shanghai Zhezhong Group Co. Ltd. Class A	251,700	718
*	Colour Life Services Group Co. Ltd.	5,812,570	717
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A (XSEC)	521,700	717
*	Everbright Jiabao Co. Ltd. Class A	1,502,708	716
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A (XSHE)	352,700	716
	Fujian Septwolves Industry Co. Ltd. Class A	824,109	716
	Triumph Science & Technology Co. Ltd. Class A (XSHG)	465,200	715
	Shantui Construction Machinery Co. Ltd. Class A	1,180,735	715
	First Tractor Co. Ltd. Class A (XSHG)	357,900	713
	Anhui Guofeng New Materials Co. Ltd. Class A	716,800	712
	Citic Offshore Helicopter Co. Ltd. Class A	604,400	711
*	Myhome Real Estate Development Group Co. Ltd. Class A	2,630,400	710
	Vatti Corp. Ltd. Class A (XSHE)	768,748	710
*	Chimin Health Management Co. Ltd. Class A	306,000	710

		Shares	Market Value ($000)
*	Global Infotech Co. Ltd. Class A	388,600	710
	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	671,702	709
	Jinzhou Port Co. Ltd. Class B	2,857,215	708
	COSCO SHIPPING Development Co. Ltd. Class A (XSHG)	1,510,200	708
	Northeast Securities Co. Ltd. Class A (XSEC)	528,100	707
	Wuhan Jingce Electronic Group Co. Ltd. Class A (XSHE)	82,677	707
	Jilin Yatai Group Co. Ltd. Class A (XSHG)	1,484,000	706
	Hebei Huijin Group Co. Ltd. Class A	485,900	705
	Shandong Xiantan Co. Ltd. Class A (XSHE)	520,942	705
*	Hunan Gold Corp. Ltd. Class A (XSEC)	429,800	704
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSSC)	404,858	703
	Beijing Sifang Automation Co. Ltd. Class A (XSHG)	266,300	703
	Shenzhen Click Technology Co. Ltd. Class A	344,000	703
*	Rendong Holdings Co. Ltd.	522,865	702
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	634,029	698
	Better Life Commercial Chain Share Co. Ltd. Class A (XSHE)	672,220	698
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	603,200	698
	Advanced Technology & Materials Co. Ltd. Class A (XSHE)	501,000	696
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,211,925	696
	Weifu High-Technology Group Co. Ltd. Class A	210,600	695
*	Shang Gong Group Co. Ltd. Class B	1,763,103	694
	Digital China Information Service Co. Ltd. Class A (XSHE)	311,643	694
	Shanghai Industrial Development Co. Ltd. Class A (XSSC)	1,162,392	693
	Shenzhen Infogem Technologies Co. Ltd. Class A (XSHE)	326,680	693
*	Jiangsu Etern Co. Ltd. Class A (XSHG)	1,035,970	692
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSHG)	976,000	692
*	Beiqi Foton Motor Co. Ltd. Class A (XSSC)	1,333,709	692
	Betta Pharmaceuticals Co. Ltd. Class A (XSEC)	70,200	691
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A (XSHE)	681,807	691
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,447,577	690
	China Merchants Energy Shipping Co. Ltd. Class A (XSSC)	1,123,680	690
	Xinjiang Joinworld Co. Ltd. Class A (XSHG)	580,008	686
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	408,869	686
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSSC)	845,828	685
	Jiangsu Sunshine Co. Ltd. Class A	1,785,755	684
	SPIC Dongfang New Energy Corp. Class A (XSHE)	986,256	682
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	887,900	682
*	Huafon Microfibre Shanghai Technology Co. Ltd. (XSHE)	932,955	682
*	Beijing Jetsen Technology Co. Ltd. Class A (XSHE)	680,212	682
	Sanchuan Wisdom Technology Co. Ltd. Class A	967,300	681
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	472,063	679
	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	622,730	678
	Laobaixing Pharmacy Chain JSC Class A (XSHG)	100,970	678
	Fujian Funeng Co. Ltd. Class A (XSSC)	337,988	677
*	Shenzhen Mason Technologies Co. Ltd. Class A	848,500	677
	Shenzhen Sinovatio Technology Co. Ltd. Class A	153,216	675
	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,024,969	674
*	Zhejiang Jingxing Paper JSC Ltd. Class A	1,126,300	674
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,167,800	674
[2]	Shandong Chenming Paper Holdings Ltd. Class H	1,463,782	673
*	Xiwang Foodstuffs Co. Ltd. Class A (XSHE)	940,740	673
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	611,600	673
	Lakala Payment Co. Ltd. Class A	163,900	673
	Wasu Media Holding Co. Ltd. Class A	557,300	673
	Sufa Technology Industry Co. Ltd. CNNC Class A	328,659	672
	Anhui Heli Co. Ltd. Class A (XSSC)	382,675	672
	Zhongshan Public Utilities Group Co. Ltd. Class A (XSEC)	523,000	671

		Shares	Market Value ($000)
	Canny Elevator Co. Ltd. Class A (XSHE)	578,496	669
	China Wuyi Co. Ltd. Class A	1,611,511	667
	Shanghai ShenTong Metro Co. Ltd. Class A	465,976	664
*	Sunvim Group Co. Ltd. Class A	909,600	664
	Shenzhen Aisidi Co. Ltd. Class A (XSHE)	422,520	664
	Fuan Pharmaceutical Group Co. Ltd. Class A (XSHE)	990,200	664
	Bros Eastern Co. Ltd. Class A (XSSC)	644,479	664
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	662
*	Greatoo Intelligent Equipment Inc.	2,052,300	661
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSSC)	623,083	660
	Ningbo Peacebird Fashion Co. Ltd. Class A (XSHG)	175,698	660
*	Tongding Interconnection Information Co. Ltd. Class A (XSHE)	858,300	658
	Henan Pinggao Electric Co. Ltd. Class A (XSHG)	498,800	657
	Hubei Fuxing Science & Technology Co. Ltd. Class A	987,200	655
*	Langold Real Estate Co. Ltd. Class A	1,962,979	655
*	China CYTS Tours Holding Co. Ltd. Class A (XSSC)	367,868	654
*	Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	1,828,400	654
	Bank of Qingdao Co. Ltd. Class A (XSEC)	1,008,280	653
*	Berry Genomics Co. Ltd. Class A (XSHE)	257,298	652
*	Eastone Century Technology Co. Ltd. Class A	843,315	652
*	Guangdong HEC Technology Holding Co. Ltd. Class A (XSSC)	560,960	651
	Hangzhou Cable Co. Ltd. Class A	652,000	651
*	Beijing Forever Technology Co. Ltd. Class A (XSHE)	439,194	650
	Sinochem International Corp. Class A (XSHG)	539,110	649
	Ningbo Zhoushan Port Co. Ltd. Class A (XSHG)	1,042,200	649
	Bright Real Estate Group Co. Ltd. Class A (XSSC)	1,679,474	647
*	Bestway Marine & Energy Technology Co. Ltd. Class A	913,650	647
	Guizhou Guihang Automotive Components Co. Ltd. Class A	215,284	645
*	Shanghai 2345 Network Holding Group Co. Ltd. Class A (XSHE)	1,658,514	645
	Guangdong Marubi Biotechnology Co. Ltd. Class A	148,329	645
	Jiangsu Huaxicun Co. Ltd. Class A (XSHE)	704,200	644
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSHG)	249,100	643
	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	642
*	Zhewen Interactive Group Co. Ltd. Class A	668,800	640
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSHG)	412,005	639
	Sino Wealth Electronic Ltd. Class A (XSEC)	73,609	639
	China Union Holdings Ltd. Class A	1,005,300	638
*	Shenzhen Infinova Ltd. Class A	1,076,307	638
	Sichuan Shuangma Cement Co. Ltd. Class A (XSEC)	182,100	637
	FSPG Hi-Tech Co. Ltd. Class A	885,500	637
*	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSHG)	663,450	637
	Jointown Pharmaceutical Group Co. Ltd. Class A (XSHG)	303,520	637
	China Bester Group Telecom Co. Ltd. Class A (XSHG)	262,845	637
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (XSHE)	649,037	636
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	457,342	635
*	China CIFCO Investment Co. Ltd. Class A	560,600	635
	Bengang Steel Plates Co. Ltd. Class B	2,055,311	634
*	China High Speed Railway Technology Co. Ltd. Class A (XSEC)	1,584,100	634
	Fulongma Group Co. Ltd. Class A (XSHG)	321,020	634
	Jiangling Motors Corp. Ltd. Class B	635,970	633
	Haoxiangni Health Food Co. Ltd. Class A	506,788	633
	Goldcard Smart Group Co. Ltd. (XSHE)	353,600	633
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSHG)	167,500	632
	Wellhope Foods Co. Ltd. Class A (XSHG)	371,300	632
	Guomai Technologies Inc. Class A (XSHE)	680,179	631
	Maoye Commercial Co. Ltd. Class A (XSSC)	1,154,811	629
	Shanghai Shimao Co. Ltd. Class A (XSHG)	1,219,830	629
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	629

		Shares	Market Value ($000)
*	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	590,500	629
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	649,200	629
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A (XSEC)	240,700	628
	Chongqing Port Co. Ltd. Class A	1,045,300	628
	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A (XSHE)	1,084,024	628
*	Bank of Zhengzhou Co. Ltd. Class A (XSHE)	1,305,469	628
	Sanjiang Shopping Club Co. Ltd. Class A	448,200	627
*	Sichuan Haite High-tech Co. Ltd. Class A (XSEC)	346,300	626
	Vontron Technology Co. Ltd. Class A	423,300	626
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A (XSHE)	232,200	625
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	570,600	625
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSHG)	368,800	625
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	157,047	625
	Xinjiang Communications Construction Group Co. Ltd. Class A	348,800	625
	Guizhou Gas Group Corp. Ltd. Class A (XSHG)	434,972	625
	Gansu Jingyuan Coal Industry & Electricity Power Co. Ltd. Class A	1,143,986	624
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,478,298	624
*	Ningbo Cixing Co. Ltd. Class A	598,800	624
	Tangshan Jidong Cement Co. Ltd. Class A (XSEC)	344,500	623
	Beijing Water Business Doctor Co. Ltd. Class A (XSEC)	349,774	623
	Der Future Science & Technology Holding Group Co. Ltd. Class A	609,840	623
	Hainan Expressway Co. Ltd. Class A	1,056,400	622
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,368,344	622
	Northeast Pharmaceutical Group Co. Ltd. Class A	712,670	622
	Shandong Longda Meishi Co. Ltd. Class A	443,200	622
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSSC)	562,164	619
*	Gansu Yasheng Industrial Group Co. Ltd. Class A	1,235,800	619
	Shenzhen World Union Group Inc. Class A (XSHE)	1,106,550	617
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A (XSEC)	292,000	616
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSHG)	268,000	616
	Tongling Nonferrous Metals Group Co. Ltd. Class A (XSEC)	1,138,900	615
	Shandong Wohua Pharmaceutical Co. Ltd. Class A	568,140	614
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A (XSHE)	185,900	614
*	Inner Mongolia Xingye Mining Co. Ltd. Class A (XSEC)	503,000	613
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSHG)	179,100	613
*	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	330,670	613
	Autobio Diagnostics Co. Ltd. Class A (XSHG)	80,470	613
*	INKON Life Technology Co. Ltd. Class A	335,700	613
	Shandong Shengli Co. Class A	973,577	611
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A (XSHE)	386,900	610
	Shenzhen Anche Technologies Co. Ltd. Class A (XSHE)	150,000	610
	Wolong Real Estate Group Co. Ltd. Class A (XSSC)	662,901	610
	Xiamen King Long Motor Group Co. Ltd. Class A	676,646	609
	North Huajin Chemical Industries Co. Ltd. Class A (XSEC)	546,600	607
	Henan Yuguang Gold & Lead Co. Ltd. Class A (XSHG)	710,800	607
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,089,400	607
	Realcan Pharmaceutical Group Co. Ltd. Class A (XSHE)	1,015,910	607
	Jiangsu Expressway Co. Ltd. Class A (XSHG)	428,998	606
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A (XSHE)	1,091,911	606
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A (XSEC)	472,837	605
	Jinyu Bio-Technology Co. Ltd. Class A (XSHG)	268,996	605
	Shandong Minhe Animal Husbandry Co. Ltd. Class A (XSHE)	254,283	605
	An Hui Wenergy Co. Ltd. Class A (XSEC)	934,690	604
	Xiamen Jihong Technology Co. Ltd. Class A	206,800	604
	Hangzhou Robam Appliances Co. Ltd. Class A (XSEC)	110,300	603
	Xinhu Zhongbao Co. Ltd. Class A (XSHG)	1,292,000	603
*	Chang Jiang Shipping Group Phoenix Co. Ltd. Class A	993,900	603
*	Shenzhen Glory Medical Co. Ltd. Class A	766,022	603

		Shares	Market Value ($000)
*	Guangdong Zhengye Technology Co. Ltd. Class A	374,236	603
	Duolun Technology Corp. Ltd. Class A	587,777	603
	RiseSun Real Estate Development Co. Ltd. Class A (XSEC)	855,744	602
*	Beijing WKW Automotive Parts Co. Ltd. Class A	1,023,576	602
*	Zhuhai Hokai Medical Instruments Co. Ltd. Class A	779,932	602
*	Bluedon Information Security Technology Co. Ltd. Class A	1,245,056	601
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSHG)	711,300	600
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSHG)	332,200	600
*	Zhejiang Jingu Co. Ltd. Class A	513,560	600
	Ningbo Huaxiang Electronic Co. Ltd. Class A (XSEC)	191,100	599
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	553,600	599
	JCHX Mining Management Co. Ltd. Class A (XSSC)	183,573	598
	Changchun Gas Co. Ltd. Class A	741,500	595
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSSC)	194,320	594
	Beijing Beilu Pharmaceutical Co. Ltd. Class A	471,900	593
*	Jiangsu Sihuan Bioengineering Co. Ltd. Class A	1,119,200	592
	Ningbo Sanxing Medical Electric Co. Ltd. Class A (XSHG)	258,500	592
	Rainbow Digital Commercial Co. Ltd. Class A	537,099	591
*	Royal Group Co. Ltd. Class A	810,478	591
	Chengdu Huasun Technology Group Inc. Ltd.	742,471	588
	Fujian Rongji Software Co. Ltd. Class A	609,300	588
	Zhongbai Holdings Group Co. Ltd. Class A	794,489	587
	Hangzhou Weiguang Electronic Co. Ltd. Class A	202,020	587
	Hongbaoli Group Corp. Ltd. Class A	714,859	586
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A (XSEC)	232,500	585
	Anhui Heli Co. Ltd. Class A (XSHG)	333,240	585
	Jangho Group Co. Ltd. Class A (XSSC)	616,507	585
	Shanying International Holding Co. Ltd. Class A (XSHG)	1,176,000	584
	Sinoma International Engineering Co. Class A (XSHG)	361,650	584
*	Xining Special Steel Co. Ltd. Class A	979,800	583
	Jiangling Motors Corp. Ltd. Class A (XSHE)	234,298	583
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	1,181,900	583
*	Holitech Technology Co. Ltd. Class A (XSEC)	1,039,700	581
	Gem-Year Industrial Co. Ltd. Class A (XSSC)	746,111	581
	Huaren Pharmaceutical Co. Ltd. Class A (XSEC)	856,972	580
	Guangzhou Zhiguang Electric Co. Ltd. Class A (XSEC)	377,400	580
	Chongqing Water Group Co. Ltd. Class A (XSSC)	623,550	579
	Oriental Pearl Group Co. Ltd. Class A (XSSC)	438,393	578
	East China Engineering Science & Technology Co. Ltd. Class A	319,200	577
*	Sou Yu Te Group Co. Ltd. Class A	2,415,182	577
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A (XSHE)	898,744	575
	Hexing Electrical Co. Ltd. Class A (XSSC)	291,668	574
	Hangzhou First Applied Material Co. Ltd. Class A (XSSC)	31,700	574
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSEC)	1,767,600	573
	Shenzhen Textile Holdings Co. Ltd. Class A	444,475	573
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSHG)	569,700	573
*	Hanwang Technology Co. Ltd. Class A	231,900	573
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSHG)	141,500	572
	Guangzhou Zhiguang Electric Co. Ltd. Class A (XSHE)	372,300	572
	China Construction Bank Corp. Class A (XSHG)	604,100	572
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A (XSEC)	325,700	570
	Fujian Longxi Bearing Group Co. Ltd. Class A	366,699	570
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSSC)	489,203	570
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	120,900	569
	Sunward Intelligent Equipment Co. Ltd. Class A (XSHE)	424,600	569
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSHE)	651,251	569
	Gaona Aero Material Co. Ltd. Class A (XSEC)	84,900	569
	Zhongshan Broad Ocean Motor Co. Ltd. Class A (XSEC)	542,300	568

		Shares	Market Value ($000)
	Fujian Star-net Communication Co. Ltd. Class A (XSEC)	163,400	567
*	Henan Rebecca Hair Products Co. Ltd. Class A (XSHG)	1,267,320	566
*	Simei Media Co. Ltd. Class A	769,200	566
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSSC)	339,094	564
	Changhong Meiling Co. Ltd. Class A	1,078,628	564
*	Sunsea AIoT Technology Co. Ltd. Class A	337,045	563
*	Xuzhou Handler Special Vehicle Co. Ltd. Class A	1,041,757	563
	Solareast Holdings Co. Ltd. Class A	775,159	563
	Tianjin Port Co. Ltd. Class A (XSSC)	875,263	562
	Konfoong Materials International Co. Ltd. Class A (XSEC)	68,000	560
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	1,141,600	560
	Shanghai SMI Holding Co. Ltd. Class A (XSSC)	858,852	557
	Telling Telecommunication Holding Co. Ltd. Class A (XSHE)	257,000	556
	SGIS Songshan Co. Ltd. Class A (XSHE)	794,400	556
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A (XSEC)	713,400	555
	Unilumin Group Co. Ltd. Class A (XSHE)	443,838	555
*	Ningbo Shuanglin Auto Parts Co. Ltd. Class A	406,900	554
	Integrated Electronic Systems Lab Co. Ltd. Class A	550,069	553
	NingXia QingLong Pipes Industry Group Co. Ltd. Class A	430,090	551
*	Shenzhen Minkave Technology Co. Ltd. Class A	602,150	551
	Huadian Heavy Industries Co. Ltd. Class A (XSSC)	604,909	551
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSHG)	1,055,320	549
*	China Railway Construction Heavy Industry Corp. Ltd. Class A	714,428	549
*	Sichuan Haite High-tech Co. Ltd. Class A (XSHE)	302,880	548
	Advanced Technology & Materials Co. Ltd. Class A (XSEC)	393,500	547
*	Tus Environmental Science & Technology Development Co. Ltd. Class A	845,482	547
	Focused Photonics Hangzhou Inc. Class A (XSHE)	143,400	547
	Yueyang Forest & Paper Co. Ltd. Class A (XSSC)	523,380	547
	Shenzhen World Union Group Inc. Class A (XSEC)	978,805	546
	Sino-Platinum Metals Co. Ltd. Class A (XSHG)	148,298	546
*	Hunan Jingfeng Pharmaceutical Co. Ltd. Class A	892,853	545
*	Vtron Group Co. Ltd. Class A	864,723	545
	Digital China Information Service Co. Ltd. Class A (XSEC)	243,900	543
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSHG)	294,624	542
	Xiamen Tungsten Co. Ltd. Class A (XSHG)	174,200	542
	Create Technology & Science Co. Ltd. Class A	385,756	542
	Zhuzhou Hongda Electronics Corp. Ltd. Class A (XSEC)	40,800	541
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSHG)	435,200	541
	Nanjing Xinlian Electronics Co. Ltd. Class A	855,041	541
	Zhejiang Communications Technology Co. Ltd. (XSEC)	618,800	540
	Shanghai Maling Aquarius Co. Ltd. Class A (XSSC)	460,698	539
*	Emei Shan Tourism Co. Ltd. Class A	478,100	539
	Jinling Pharmaceutical Co. Ltd. Class A	508,831	538
	Fujian Cement Inc. Class A	472,320	538
	Chongqing Yukaifa Co. Ltd. Class A	930,100	537
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	1,022,158	537
	Nanjing Gaoke Co. Ltd. Class A (XSHG)	371,520	536
*	Beijing Dinghan Technology Group Co. Ltd.	523,300	536
	Unilumin Group Co. Ltd. Class A (XSEC)	428,200	535
	Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	534
*	China Grand Automotive Services Group Co. Ltd. Class A (XSHG)	1,344,270	534
*	Sichuan Languang Development Co. Ltd. Class A (XSHG)	1,707,860	534
*	Macrolink Culturaltainment Development Co. Ltd. Class A (XSHE)	1,056,632	534
*	Pubang Landscape Architecture Co. Ltd. Class A	1,835,497	534
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A (XSEC)	247,161	533

		Shares	Market Value ($000)
	China South Publishing & Media Group Co. Ltd. Class A (XSHG)	361,000	532
	Guangdong Aofei Data Technology Co. Ltd. Class A	156,580	531
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	595,600	530
	Guangdong Delian Group Co. Ltd. Class A	675,035	530
	Changzheng Engineering Co. Ltd. Class A (XSSC)	223,016	529
	Inmyshow Digital Technology Group Co. Ltd. (XSHG)	338,000	528
	Zhende Medical Co. Ltd. Class A	80,800	528
	Zhejiang Hangmin Co. Ltd. Class A (XSSC)	607,439	527
*	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	595,626	527
	Zhejiang Crystal-Optech Co. Ltd. Class A (XSEC)	241,898	526
	Glarun Technology Co. Ltd. Class A (XSHG)	217,058	526
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	723,970	524
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	614,114	524
	Betta Pharmaceuticals Co. Ltd. Class A (XSHE)	53,200	524
	Sanlux Co. Ltd. Class A	648,400	523
	Tibet Summit Resources Co. Ltd. Class A (XSSC)	114,132	521
*	Fujian Dongbai Group Co. Ltd. Class A	876,300	521
	Triangle Tyre Co. Ltd. Class A	259,900	521
	CITIC Heavy Industries Co. Ltd. Class A (XSSC)	831,227	521
*	Strait Innovation Internet Co. Ltd. Class A	640,698	520
	Skyworth Digital Co. Ltd. Class A (XSEC)	262,900	520
	Guangdong No. 2 Hydropower Engineering Co. Ltd. Class A	704,700	520
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSHG)	558,122	519
*	Beijing Forever Technology Co. Ltd. Class A (XSEC)	349,700	518
	Deluxe Family Co. Ltd. Class A (XSHG)	1,061,600	517
	Hangzhou Jiebai Group Co. Ltd. Class A (XSSC)	490,657	514
*	Tianjin Futong Information Science & Technology Co. Ltd. Class A	1,174,500	514
*	GI Technologies Group Co. Ltd. Class A	1,351,260	514
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A (XSHE)	88,500	513
	Opple Lighting Co. Ltd. Class A	170,700	512
	Xinfengming Group Co. Ltd. Class A (XSSC)	243,655	512
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSSC)	149,726	512
*	Tahoe Group Co. Ltd. Class A (XSHE)	1,471,400	512
	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSHG)	550,134	512
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSSC)	734,406	512
	Guangdong South New Media Co. Ltd. Class A (XSEC)	67,212	511
*	Suning Universal Co. Ltd. Class A (XSEC)	796,549	509
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSSC)	384,348	509
*	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSHG)	548,100	509
	ZYNP Corp. Class A	522,900	509
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSSC)	1,008,153	508
*	Shanghai Xinhua Media Co. Ltd. Class A	787,200	507
	Wenfeng Great World Chain Development Corp. Class A (XSSC)	1,018,013	507
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSSC)	597,800	504
	Jinduicheng Molybdenum Co. Ltd. Class A (XSHG)	501,200	502
	Yotrio Group Co. Ltd. Class A (XSHE)	994,750	502
	Zheshang Securities Co. Ltd. Class A (XSSC)	257,100	501
	Heilongjiang Agriculture Co. Ltd. Class A (XSSC)	239,700	501
	Huafu Fashion Co. Ltd. (XSEC)	683,600	500
	Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	566,581	500
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A (XSHE)	187,500	500
*	Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	499
	Sichuan Jiuzhou Electric Co. Ltd. Class A	399,800	499
*	ChangYuan Technology Group Ltd. (XSHG)	607,060	498
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	89,400	498
	Beijing Ctrowell Technology Corp. Ltd. Class A	312,700	498
	Zhejiang Communications Technology Co. Ltd. (XSHE)	568,700	497
*	Shenzhen Grandland Group Co. Ltd. Class A	1,277,051	496

		Shares	Market Value ($000)
	Topsec Technologies Group Inc. Class A (XSEC)	205,200	495
*	Zhejiang Huamei Holding Co. Ltd. Class A	668,500	495
	Konka Group Co. Ltd. Class A (XSHE)	535,900	495
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSHE)	781,900	495
[1,2]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	524,500	495
*	ChangYuan Technology Group Ltd. (XSSC)	602,283	494
*	Xiangxue Pharmaceutical Co. Ltd. Class A	460,600	494
	Changjiang Publishing & Media Co. Ltd. Class A	605,600	493
*	Doushen Beijing Education & Technology Inc. Class A	866,539	492
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	479,500	492
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSEC)	928,500	491
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	201,960	491
	China Greatwall Technology Group Co. Ltd. Class A (XSEC)	243,700	490
	Huaxi Securities Co. Ltd. Class A (XSEC)	342,700	490
*	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	410,900	490
*	Aerospace Hi-Tech Holdings Grp Ltd. Class A (XSEC)	330,130	486
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A (XSEC)	478,500	485
*	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	325,300	485
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	389,709	485
	Citychamp Dartong Co. Ltd. Class A (XSSC)	925,633	485
*	Orient Group Inc. Class A	1,069,700	485
	Bear Electric Appliance Co. Ltd. Class A	61,100	484
	Anker Innovations Technology Co. Ltd. Class A (XSEC)	32,900	484
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSHG)	306,100	481
	China Merchants Property Operation & Service Co. Ltd. Class A (XSEC)	173,700	481
	Guangzhou Hangxin Aviation Technology Co. Ltd. Class A	226,400	481
*	Aerospace Hi-Tech Holdings Grp Ltd. Class A (XSHE)	326,020	480
*	Beijing HualuBaina Film & TV Co. Ltd. Class A	525,600	480
	Dongjiang Environmental Co. Ltd. Class A (XSEC)	440,600	477
	Triumph Science & Technology Co. Ltd. Class A (XSSC)	309,550	476
	Fujian Green Pine Co. Ltd. Class A	355,400	475
*	Tangel Culture Co. Ltd. Class A	745,400	474
	Shanghai Belling Co. Ltd. Class A (XSHG)	143,000	473
*	Ligeance Aerospace Technology Co. Ltd. Class A (XSHE)	390,466	471
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSHG)	136,600	470
	COFCO Capital Holdings Co. Ltd. Class A (XSEC)	372,900	470
	Zhejiang Aokang Shoes Co. Ltd. Class A	359,876	469
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSSC)	566,627	469
*	Beijing BDStar Navigation Co. Ltd. Class A (XSEC)	85,400	467
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (XSEC)	910,500	467
	Dongfeng Electronic Technology Co. Ltd. Class A (XSSC)	248,888	467
*	CITIC Guoan Information Industry Co. Ltd. Class A (XSEC)	1,207,220	465
	Shenzhen Energy Group Co. Ltd. Class A (XSEC)	422,900	465
	Shenzhen Kinwong Electronic Co. Ltd. Class A (XSSC)	86,772	465
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSSC)	678,255	465
	Befar Group Co. Ltd. Class A (XSSC)	439,492	464
	Jangho Group Co. Ltd. Class A (XSHG)	488,200	464
	Liaoning Cheng Da Co. Ltd. Class A (XSHG)	176,400	463
	Wenfeng Great World Chain Development Corp. Class A (XSHG)	928,000	462
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSSC)	1,274,005	457
[2]	Wisdom Education International Holdings Co. Ltd.	6,772,000	456
	Ovctek China Inc. Class A (XSEC)	75,740	456
*	Hubei Century Network Technology Co. Ltd. Class A	167,700	456
	Jiangsu Gian Technology Co. Ltd. Class A (XSHE)	59,600	455
	Luenmei Quantum Co. Ltd. Class A (XSSC)	351,842	454
	Yankuang Energy Group Co. Ltd. Class A (XSHG)	123,865	454
*	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	388,781	454

		Shares	Market Value ($000)
	Nanjing Pharmaceutical Co. Ltd. Class A	641,662	454
	Rongan Property Co. Ltd. Class A (XSEC)	1,194,572	453
	Guangxi Guidong Electric Power Co. Ltd. Class A (XSHG)	616,200	453
	Longmaster Information & Technology Co. Ltd. Class A (XSEC)	246,300	453
	KingClean Electric Co. Ltd. Class A	114,000	452
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (XSSC)	80,000	452
	Shanghai New World Co. Ltd. Class A (XSHG)	398,500	451
	Nantong Jianghai Capacitor Co. Ltd. Class A (XSEC)	118,760	451
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A (XSHE)	213,000	450
	Ningbo Joyson Electronic Corp. Class A (XSSC)	154,040	449
	China International Marine Containers Group Co. Ltd. Class A (XSEC)	187,700	448
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A (XSSC)	78,247	447
*	Hongbo Co. Ltd. Class A	456,950	445
	Harbin Hatou Investment Co. Ltd. Class A	498,900	443
	Hunan Mendale Hometextile Co. Ltd. Class A	762,754	442
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSHE)	325,667	442
	Renhe Pharmacy Co. Ltd. Class A (XSEC)	381,501	441
	Shenzhen SC New Energy Technology Corp. Class A (XSEC)	34,000	441
	Shanghai Yimin Commerce Group Co. Ltd. Class A	757,400	441
	Juewei Food Co. Ltd. Class A (XSSC)	52,860	440
*	Shenzhen Rapoo Technology Co. Ltd. Class A	246,590	440
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	1,025,055	439
*	H&R Century Union Corp. Class A	709,000	438
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	99,600	435
*	Huafon Microfibre Shanghai Technology Co. Ltd. (XSEC)	593,346	434
	Jinneng Science&Technology Co. Ltd. Class A (XSSC)	195,100	434
	MYS Group Co. Ltd. Class A (XSHE)	789,767	434
	Zhejiang NetSun Co. Ltd. Class A (XSEC)	184,600	432
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSHG)	500,150	430
*	ZJBC Information Technology Co. Ltd. Class A	745,962	427
	Tongyu Communication Inc. Class A (XSHE)	182,475	427
	Yotrio Group Co. Ltd. Class A (XSEC)	844,600	426
*	China Fortune Land Development Co. Ltd. Class A (XSHG)	824,578	426
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSSC)	602,466	426
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (XSEC)	442,000	425
	Guangzhou Baiyun International Airport Co. Ltd. Class A (XSSC)	196,466	425
	Wolong Electric Group Co. Ltd. Class A (XSHG)	180,200	425
*	KAISA JiaYun Technology Inc. Class A	613,020	425
*	Shenzhen Hongtao Group Co. Ltd. Class A	1,043,260	423
	Hainan Ruize New Building Material Co. Ltd. Class A (XSHE)	766,704	423
*	Zhongtong Bus Co. Ltd.	528,900	422
	KPC Pharmaceuticals Inc. Class A (XSHG)	280,088	421
*	Shanghai Jiao Yun Co. Ltd. Class A (XSSC)	643,190	420
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSHG)	590,400	419
	Hand Enterprise Solutions Co. Ltd. Class A (XSHE)	327,100	419
	Shanghai DragonNet Technology Co. Ltd. Class A	300,901	419
*	Red Star Macalline Group Corp. Ltd. Class A	305,030	418
	Ningbo Yunsheng Co. Ltd. Class A (XSHG)	232,740	417
	Neway Valve Suzhou Co. Ltd. Class A (XSHG)	251,288	416
	Shenzhen Agricultural Products Group Co. Ltd. Class A (XSEC)	461,800	415
	Camel Group Co. Ltd. Class A (XSHG)	190,580	414
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSSC)	252,760	414
*	Beijing Philisense Technology Co. Ltd. Class A (XSEC)	492,033	410
	Metro Land Corp. Ltd. Class A	561,500	410
*	Saurer Intelligent Technology Co. Ltd. Class A	925,900	409
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class A (XSSC)	280,900	409
	Anker Innovations Technology Co. Ltd. Class A (XSHE)	27,600	407

		Shares	Market Value ($000)
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSHG)	306,240	406
	Beijing Hualian Department Store Co. Ltd. Class A (XSHE)	1,344,700	405
	Transfar Zhilian Co. Ltd. Class A	331,322	405
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	399,728	404
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A (XSHE)	683,920	404
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	231,700	403
	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (XSEC)	515,756	402
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSSC)	236,600	401
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSHG)	474,480	400
*	JC Finance & Tax Interconnect Holdings Ltd. Class A (XSEC)	250,100	399
	Chengtun Mining Group Co. Ltd. Class A (XSHG)	286,400	398
	Edan Instruments Inc. Class A	225,200	397
	Qinhuangdao Port Co. Ltd. Class A (XSSC)	931,800	396
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSHE)	833,200	396
*	Qingdao Kingking Applied Chemistry Co. Ltd. Class A	680,270	395
	Beijing Capital Development Co. Ltd. Class A (XSHG)	428,652	394
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A (XSEC)	249,626	394
	Jinhui Liquor Co. Ltd. Class A (XSSC)	79,600	394
	Xinyu Iron & Steel Co. Ltd. Class A (XSSC)	443,400	391
*	Liaoning Shenhua Holdings Co. Ltd.	1,326,800	390
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSHG)	178,938	390
*	Sinosun Technology Co. Ltd. Class A	271,600	388
*	EGing Photovoltaic Technology Co. Ltd. Class A (XSSC)	579,174	387
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A (XSSC)	359,939	385
	China Animal Husbandry Industry Co. Ltd. Class A (XSSC)	201,768	385
	Guangzhou Holike Creative Home Co. Ltd. Class A (XSHG)	220,658	385
	Songz Automobile Air Conditioning Co. Ltd. Class A	346,300	384
	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSSC)	533,520	384
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A (XSHG)	358,400	383
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSHG)	473,300	383
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSHG)	98,300	382
	Xiamen ITG Group Corp. Ltd. Class A (XSHG)	348,100	382
	Shanghai Chinafortune Co. Ltd. Class A (XSHG)	196,700	382
*	Visionox Technology Inc. Class A (XSEC)	300,796	381
*	Henan Rebecca Hair Products Co. Ltd. Class A (XSSC)	851,887	381
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSHG)	450,150	380
	Sichuan Changhong Electric Co. Ltd. Class A (XSSC)	787,438	380
	Ligao Foods Co. Ltd. Class A (XSEC)	19,300	379
	Shanghai AtHub Co. Ltd. Class A (XSSC)	69,580	378
	Shanghai Maling Aquarius Co. Ltd. Class A (XSHG)	323,200	378
	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	378
	Guangdong Topstar Technology Co. Ltd. Class A	176,500	377
	Shandong Meichen Ecology & Environment Co. Ltd. Class A	900,720	374
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSHG)	534,800	373
	China World Trade Center Co. Ltd. Class A (XSHG)	172,500	372
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSHG)	319,000	372
	Sansure Biotech Inc. Class A	45,121	371
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A (XSHE)	481,800	370
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A (XSEC)	50,700	370
*	China Calxon Group Co. Ltd. Class A (XSHE)	930,900	367
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A (XSEC)	451,000	366
	Ningbo David Medical Device Co. Ltd. Class A (XSEC)	182,500	366
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSHG)	441,600	365
	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSHG)	275,100	364
	Luolai Lifestyle Technology Co. Ltd. Class A (XSEC)	159,604	363
	Caitong Securities Co. Ltd. Class A (XSSC)	235,900	363

		Shares	Market Value ($000)
*	Macrolink Culturaltainment Development Co. Ltd. Class A (XSEC)	718,242	363
	Orient International Enterprise Ltd. Class A	307,800	363
	Shenzhen Tellus Holding Co. Ltd. Class A (XSHE)	159,510	363
*	Chengdu CORPRO Technology Co. Ltd. Class A (XSHE)	128,600	363
*	Sichuan Xun You Network Technology Co. Ltd. Class A (XSHE)	152,900	363
	Western Region Gold Co. Ltd. Class A (XSHG)	194,400	361
	Shanghai Xujiahui Commercial Co. Ltd. Class A	323,500	358
	Shanghai New World Co. Ltd. Class A (XSSC)	314,400	356
*	China Dive Corp. Ltd. Class A (XSHE)	144,317	355
	Xinyangfeng Agricultural Technology Co. Ltd. Class A (XSEC)	139,800	354
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	355,546	354
	CSG Holding Co. Ltd. Class A	249,200	353
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSHG)	739,354	353
	Lucky Film Co. Class A (XSHG)	309,500	352
	Hainan Poly Pharm Co. Ltd. Class A (XSEC)	46,824	351
	Citychamp Dartong Co. Ltd. Class A (XSHG)	668,700	351
	Jiangsu Gian Technology Co. Ltd. Class A (XSEC)	45,840	350
	Zhejiang Weixing New Building Materials Co. Ltd. Class A (XSHE)	97,600	349
	Beijing Hualian Department Store Co. Ltd. Class A (XSEC)	1,155,081	348
	Shenzhen Noposion Agrochemicals Co. Ltd. Class A (XSHE)	383,200	348
	Luxin Venture Capital Group Co. Ltd. Class A (XSSC)	165,708	348
	Bestsun Energy Co. Ltd. Class A (XSSC)	436,100	347
	Loncin Motor Co. Ltd. Class A (XSHG)	448,250	347
	Wuhan Keqian Biology Co. Ltd. Class A	87,319	346
	MYS Group Co. Ltd. Class A (XSEC)	628,125	345
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSEC)	395,100	345
	Shandong Dawn Polymer Co. Ltd. Class A	155,700	345
	COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	730,576	342
	CCS Supply Chain Management Co. Ltd. Class A	327,540	341
	Xiamen Kingdomway Group Co. Class A (XSEC)	77,600	340
*	Kunshan Kersen Science & Technology Co. Ltd. Class A (XSSC)	203,500	340
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSHG)	481,300	340
*	AECC Aero Science & Technology Co. Ltd. Class A (XSSC)	103,600	340
	Shenzhen H&T Intelligent Control Co. Ltd. Class A (XSEC)	94,200	339
	China Wafer Level CSP Co. Ltd. Class A (XSSC)	50,108	338
	Suzhou Anjie Technology Co. Ltd. Class A (XSEC)	150,460	337
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (XSEC)	414,800	337
	Henan Yuguang Gold & Lead Co. Ltd. Class A (XSSC)	391,300	334
	Chongqing Dima Industry Co. Ltd. Class A (XSHG)	868,700	327
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A (XSEC)	160,900	326
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (XSEC)	210,700	325
	Jiangsu Expressway Co. Ltd. Class A (XSSC)	228,800	323
	Shandong Denghai Seeds Co. Ltd. Class A (XSEC)	93,900	323
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A (XSEC)	353,100	322
	Zhejiang Hailiang Co. Ltd. Class A (XSEC)	178,300	322
	Maoye Commercial Co. Ltd. Class A (XSHG)	591,102	322
	Xiamen International Airport Co. Ltd. Class A (XSHG)	122,000	322
	Bestore Co. Ltd. Class A	57,500	321
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSSC)	615,704	320
	Sichuan EM Technology Co. Ltd. Class A (XSSC)	127,140	319
	Rastar Group Class A	558,700	318
	Zhejiang Wanliyang Co. Ltd. Class A (XSHE)	186,300	317
	Shanxi Blue Flame Holding Co. Ltd. Class A (XSHE)	246,440	317
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSHE)	597,100	316
	ChangjiangRunfa Health Industry Co. Ltd. Class A	442,600	316
*	Ligeance Aerospace Technology Co. Ltd. Class A (XSEC)	262,000	316
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	139,600	315

		Shares	Market Value ($000)
*	STO Express Co. Ltd. Class A (XSEC)	223,899	314
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSSC)	195,598	314
*	China High Speed Railway Technology Co. Ltd. Class A (XSHE)	782,197	313
	Fujian Longking Co. Ltd. Class A (XSHG)	245,222	311
	Qinhuangdao Port Co. Ltd. Class A (XSHG)	729,500	310
*	Alpha Group Class A (XSEC)	339,300	309
	Greattown Holdings Ltd. Class A (XSSC)	546,421	309
	Tech-Bank Food Co. Ltd. Class A (XSEC)	315,280	309
	Rongan Property Co. Ltd. Class A (XSHE)	814,200	309
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSSC)	486,700	309
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSSC)	106,168	308
	Shenzhen Noposion Agrochemicals Co. Ltd. Class A (XSEC)	338,500	307
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSEC)	225,600	306
	Jishi Media Co. Ltd. Class A	835,700	304
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A (XSEC)	108,400	302
	Hangzhou Jiebai Group Co. Ltd. Class A (XSHG)	287,900	301
	Yantai Eddie Precision Machinery Co. Ltd. Class A (XSSC)	63,560	300
	Shenzhen Aisidi Co. Ltd. Class A (XSEC)	188,800	297
	Guangdong Anjubao Digital Technology Co. Ltd. Class A	298,900	297
*	Kunshan Kersen Science & Technology Co. Ltd. Class A (XSHG)	177,968	297
	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSHG)	409,000	294
	Beijing eGOVA Co. Ltd. Class A (XSHE)	88,441	294
	Accelink Technologies Co. Ltd. Class A (XSEC)	92,200	293
	Chongqing Dima Industry Co. Ltd. Class A (XSSC)	778,307	293
	Shanghai Jinjiang International Travel Co. Ltd. Class B	197,769	291
	Beijing Bashi Media Co. Ltd. Class A (XSSC)	439,434	291
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSSC)	513,800	290
	Sichuan Teway Food Group Co. Ltd. Class A	87,350	290
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A (XSEC)	521,400	289
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSHG)	270,400	287
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A (XSHE)	164,114	287
	Jinxi Axle Co. Ltd. Class A (XSSC)	501,211	286
	Beijing Yanjing Brewery Co. Ltd. Class A (XSEC)	233,300	280
	Suzhou TFC Optical Communication Co. Ltd. Class A (XSEC)	52,200	279
	Streamax Technology Co. Ltd. Class A	48,900	279
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSHG)	276,840	277
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	275
	Guangzhou Shangpin Home Collection Co. Ltd. Class A (XSEC)	46,662	274
*	Tahoe Group Co. Ltd. Class A (XSEC)	788,200	274
	Changzheng Engineering Co. Ltd. Class A (XSHG)	115,530	274
	Beijing Teamsun Technology Co. Ltd. Class A (XSHG)	271,420	272
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSSC)	291,225	271
	Shaanxi Construction Engineering Group Corp. Ltd. Class A (XSSC)	323,400	268
	Guomai Technologies Inc. Class A (XSEC)	287,886	267
	LianChuang Electronic Technology Co. Ltd. Class A (XSEC)	90,700	267
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A (XSHE)	270,600	266
	Guizhou Gas Group Corp. Ltd. Class A (XSSC)	184,400	265
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSHG)	417,600	265
	China Harzone Industry Corp. Ltd. Class A (XSHE)	192,543	264
	Zhejiang Wanma Co. Ltd. Class A (XSHE)	221,800	263
*	Gree Real Estate Co. Ltd. Class A (XSHG)	271,320	260
*	Guangdong Golden Dragon Development Inc. Class A (XSEC)	114,600	258
	Wolong Real Estate Group Co. Ltd. Class A (XSHG)	280,100	258
	Lingyun Industrial Corp. Ltd. Class A (XSHG)	178,724	258
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSHG)	153,960	252
	Realcan Pharmaceutical Group Co. Ltd. Class A (XSEC)	420,100	251
	Avary Holding Shenzhen Co. Ltd. Class A (XSEC)	43,500	250
	Lucky Film Co. Class A (XSSC)	219,191	250

		Shares	Market Value ($000)
	Qianhe Condiment & Food Co. Ltd. Class A (XSSC)	82,920	249
	Time Publishing & Media Co. Ltd. Class A	207,300	248
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSSC)	294,716	248
*	Shanghai Shenda Co. Ltd. Class A (XSSC)	427,300	247
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	613,100	246
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	374,300	246
	Huaren Pharmaceutical Co. Ltd. Class A (XSHE)	363,900	246
	Bestsun Energy Co. Ltd. Class A (XSHG)	308,100	245
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A (XSEC)	109,800	244
*	Hainan Mining Co. Ltd. Class A (XSSC)	153,262	244
	Black Peony Group Co. Ltd. Class A (XSHG)	225,400	242
	Long Yuan Construction Group Co. Ltd. Class A (XSHG)	281,700	242
	CQ Pharmaceutical Holding Co. Ltd. Class A (XSEC)	321,900	241
	Hanyu Group Joint-Stock Co. Ltd. Class A	249,500	241
*	Yihua Healthcare Co. Ltd. Class A (XSHE)	495,958	240
	Beijing Bashi Media Co. Ltd. Class A (XSHG)	362,236	240
	Ningxia Building Materials Group Co. Ltd. Class A (XSHG)	129,000	240
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSSC)	237,100	238
	YongXing Special Materials Technology Co. Ltd. Class A (XSEC)	12,400	238
	PharmaBlock Sciences Nanjing Inc. Class A (XSEC)	17,291	237
	Wuxi Taiji Industry Co. Ltd. Class A (XSHG)	204,420	236
	Hexing Electrical Co. Ltd. Class A (XSHG)	120,021	236
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A (XSHG)	217,600	235
	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A	248,200	233
*	Sichuan Xun You Network Technology Co. Ltd. Class A (XSEC)	97,194	231
	Goldenmax International Technology Ltd. Class A (XSEC)	123,800	229
	Hunan Aihua Group Co. Ltd. Class A (XSSC)	42,200	226
	LB Group Co. Ltd. Class A (XSEC)	58,100	224
	Xiamen International Airport Co. Ltd. Class A (XSSC)	84,970	224
*	Oceanwide Holdings Co. Ltd. Class A (XSEC)	767,000	219
*	Yihua Healthcare Co. Ltd. Class A (XSEC)	452,475	219
	Shanghai Pudong Construction Co. Ltd. Class A (XSHG)	227,783	219
*	Pacific Shuanglin Bio-pharmacy Co. Ltd. (XSEC)	55,800	219
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	325,200	217
	Canny Elevator Co. Ltd. Class A (XSEC)	185,877	215
	Shanghai Industrial Development Co. Ltd. Class A (XSHG)	357,890	213
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSHG)	263,500	213
	Deluxe Family Co. Ltd. Class A (XSSC)	437,436	213
*	Grandjoy Holdings Group Co. Ltd. Class A (XSEC)	359,500	212
	Jiangsu Yoke Technology Co. Ltd. Class A (XSEC)	20,100	211
*	Yunnan Coal & Energy Co. Ltd. Class A	375,800	211
	Guangzhou Automobile Group Co. Ltd. Class A (XSHG)	100,920	211
	Blue Sail Medical Co. Ltd. Class A (XSEC)	87,564	208
	China Great Wall Securities Co. Ltd. Class A (XSEC)	115,600	208
	Norinco International Cooperation Ltd. Class A	168,845	208
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSSC)	121,218	207
*	Tongding Interconnection Information Co. Ltd. Class A (XSEC)	268,000	206
	Shenzhen Sunlord Electronics Co. Ltd. Class A (XSEC)	38,500	205
	Hangxiao Steel Structure Co. Ltd. Class A (XSSC)	324,200	204
	QuantumCTek Co. Ltd. Class A	8,818	204
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A (XSHE)	155,280	202
	Sichuan Expressway Co. Ltd. Class A (XSHG)	284,100	200
	Huabao Flavours & Fragrances Co. Ltd. Class A (XSEC)	42,321	197
	Guangxi Guidong Electric Power Co. Ltd. Class A (XSSC)	267,700	197
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A (XSEC)	331,600	196
*	Shanghai Jiao Yun Co. Ltd. Class A (XSHG)	293,500	192
	Fujian Aonong Biological Technology Group Inc. Ltd. Class A (XSSC)	72,280	191
	Ningbo David Medical Device Co. Ltd. Class A (XSHE)	94,800	190

		Shares	Market Value ($000)
	Chongqing Zongshen Power Machinery Co. Ltd. Class A (XSEC)	187,500	189
	Baosheng Science & Technology Innovation Co. Ltd. Class A (XSHG)	226,569	188
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSEC)	393,700	187
	Winall Hi-Tech Seed Co. Ltd. Class A (XSEC)	48,100	187
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSEC)	293,600	186
	PCI Technology Group Co. Ltd. Class A (XSSC)	135,900	184
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A (XSHG)	290,550	183
*	EGing Photovoltaic Technology Co. Ltd. Class A (XSHG)	271,800	182
	CECEP Wind-Power Corp. Class A (XSHG)	225,800	182
*	Shanghai Foreign Service Holding Group Co. Ltd. (XSSC)	168,000	181
*	Guangzhou Pearl River Development Group Co. Ltd. Class A	342,120	180
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A (XSHE)	291,100	179
	Guangdong Tapai Group Co. Ltd. Class A (XSEC)	110,900	178
	Shenzhen Desay Battery Technology Co. Class A (XSEC)	23,345	178
*	Polaris Bay Group Co. Ltd. Class A (XSSC)	118,400	172
	C&S Paper Co. Ltd. Class A (XSEC)	72,800	171
	Shandong Xiantan Co. Ltd. Class A (XSEC)	125,850	170
	People.cn Co. Ltd. Class A (XSSC)	83,981	170
	Shenzhen Comix Group Co. Ltd. Class A	151,600	170
	Zhejiang Huatong Meat Products Co. Ltd. Class A	65,700	169
	TangShan Port Group Co. Ltd. Class A (XSHG)	391,248	168
*	Innuovo Technology Co. Ltd. Class A (XSEC)	158,700	168
	Shantou Dongfeng Printing Co. Ltd. Class A	154,800	167
*	Berry Genomics Co. Ltd. Class A (XSEC)	65,305	166
*	Sumavision Technologies Co. Ltd. Class A (XSEC)	135,700	166
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A (XSEC)	259,700	166
	Shenzhen Megmeet Electrical Co. Ltd. Class A (XSEC)	35,200	166
	Zhejiang Orient Gene Biotech Co. Ltd. Class A (XSSC)	4,800	165
	Hytera Communications Corp. Ltd. Class A (XSEC)	219,500	164
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A (XSEC)	49,700	164
	JL Mag Rare-Earth Co. Ltd. Class A (XSEC)	29,120	164
	Eoptolink Technology Inc. Ltd. Class A (XSEC)	29,545	164
	Shanghai STEP Electric Corp. Class A	134,100	162
	Dongfeng Electronic Technology Co. Ltd. Class A (XSHG)	86,000	161
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSHG)	448,520	161
*	Kama Co. Ltd. Class B	484,500	159
	Tangrenshen Group Co. Ltd. Class A (XSEC)	120,100	155
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A (XSEC)	24,300	155
	China Enterprise Co. Ltd. Class A (XSSC)	325,000	153
	Gem-Year Industrial Co. Ltd. Class A (XSHG)	196,000	153
*	Sichuan Languang Development Co. Ltd. Class A (XSSC)	484,272	152
	Longmaster Information & Technology Co. Ltd. Class A (XSHE)	82,600	152
	CGN Nuclear Technology Development Co. Ltd. Class A (XSEC)	108,598	151
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSHG)	129,885	151
	Bright Real Estate Group Co. Ltd. Class A (XSHG)	388,531	150
	Shaanxi International Trust Co. Ltd. Class A (XSEC)	298,400	148
*	Shunfa Hengye Corp. Class A (XSEC)	271,120	148
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSHG)	454,350	148
*	Hybio Pharmaceutical Co. Ltd. Class A (XSHE)	80,700	148
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSEC)	171,350	148
	Shenzhen Tellus Holding Co. Ltd. Class A (XSEC)	64,297	146
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	146
	Huayuan Property Co. Ltd. Class A (XSHG)	440,570	144
	Shandong Minhe Animal Husbandry Co. Ltd. Class A (XSEC)	58,900	140
	Zhejiang Yasha Decoration Co. Ltd. Class A (XSEC)	138,500	139
	Fuan Pharmaceutical Group Co. Ltd. Class A (XSEC)	206,900	139
	Hainan Strait Shipping Co. Ltd. Class A (XSEC)	152,250	137
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A (XSSC)	60,430	137

		Shares	Market Value ($000)
	Guangzhou Zhujiang Brewery Co. Ltd. Class A (XSEC)	100,200	132
	Tongyu Communication Inc. Class A (XSEC)	55,500	130
*	Jiangsu Etern Co. Ltd. Class A (XSSC)	195,000	130
	263 Network Communications Co. Ltd. Class A (XSEC)	194,200	128
	China Bester Group Telecom Co. Ltd. Class A (XSSC)	52,000	126
	Kailuan Energy Chemical Co. Ltd. Class A (XSSC)	121,600	126
*	China Reform Health Management & Services Group Co. Ltd. Class A (XSEC)	70,600	125
	Tianfeng Securities Co. Ltd. Class A (XSSC)	209,400	123
*	Beijing Jingyuntong Technology Co. Ltd. Class A (XSSC)	96,388	123
	Hainan Ruize New Building Material Co. Ltd. Class A (XSEC)	219,000	121
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A (XSSC)	46,620	121
	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A (XSEC)	207,400	120
	Guangdong Dowstone Technology Co. Ltd. Class A (XSHE)	36,700	115
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSHG)	93,600	114
	Anhui Kouzi Distillery Co. Ltd. Class A (XSHG)	10,400	114
	Beijing Jingneng Power Co. Ltd. Class A (XSHG)	252,800	113
*	Shanghai Shenda Co. Ltd. Class A (XSHG)	195,100	113
	YanTai Shuangta Food Co. Ltd. Class A (XSEC)	90,500	111
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSHG)	101,000	111
*	Huayi Brothers Media Corp. Class A (XSEC)	195,302	109
*	HyUnion Holding Co. Ltd. Class A (XSEC)	87,800	108
	Zhejiang NetSun Co. Ltd. Class A (XSHE)	45,000	105
	Imeik Technology Development Co. Ltd. Class A (XSEC)	1,500	105
	Toly Bread Co. Ltd. Class A (XSSC)	25,340	104
*	Wuhan P&S Information Technology Co. Ltd. Class A (XSEC)	105,700	104
	Huadong Medicine Co. Ltd. Class A (XSEC)	17,700	102
	Infore Environment Technology Group Co. Ltd. Class A (XSEC)	105,300	102
	Jointo Energy Investment Co. Ltd. Hebei Class A (XSEC)	145,900	101
	Beijing North Star Co. Ltd. Class A (XSHG)	247,700	100
	Better Life Commercial Chain Share Co. Ltd. Class A (XSEC)	94,200	98
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (XSEC)	98,000	96
	Dlg Exhibitions & Events Corp. Ltd. Class A	71,800	93
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A (XSHG)	89,440	88
	Jiangsu Huaxicun Co. Ltd. Class A (XSEC)	95,200	87
	Eastern Communications Co. Ltd. Class B	181,400	84
	Neway Valve Suzhou Co. Ltd. Class A (XSSC)	48,721	81
	Jiangling Motors Corp. Ltd. Class A (XSEC)	31,900	79
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSEC)	67,400	79
*	Enjoyor Technology Co. Ltd. Class A (XSHE)	56,200	77
*	Xiwang Foodstuffs Co. Ltd. Class A (XSEC)	106,164	76
	Shenzhen Anche Technologies Co. Ltd. Class A (XSEC)	18,400	75
*	Shanghai Topcare Medical Services Co. Ltd. (XSSC)	27,800	72
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A (XSEC)	34,100	71
	Changhong Meiling Co. Ltd. Class B	231,154	70
	Vatti Corp. Ltd. Class A (XSEC)	73,700	68
	Fulongma Group Co. Ltd. Class A (XSSC)	34,300	68
	Zhejiang Meida Industrial Co. Ltd. Class A (XSHE)	24,400	65
*	China Dive Corp. Ltd. Class A (XSEC)	26,600	65
	Goldcard Smart Group Co. Ltd. (XSEC)	35,510	64
	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSSC)	69,000	64
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A (XSEC)	29,000	63
	Beijing VRV Software Corp. Ltd. Class A (XSEC)	73,500	62
*	Inzone Group Co. Ltd. Class A (XSSC)	78,132	62
	Guangdong Shirongzhaoye Co. Ltd. Class A (XSEC)	70,056	60
*	Inspur Software Co. Ltd. Class A (XSSC)	22,826	55
	Hebei Chengde Lulu Co. Ltd. Class A (XSEC)	36,020	52
	Zhejiang Weiming Environment Protection Co. Ltd. Class A (XSEC)	10,400	50

		Shares	Market Value ($000)
	Shenzhen Center Power Tech Co. Ltd. Class A (XSEC)	17,600	48
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSSC)	67,400	48
	Yunda Holding Co. Ltd. Class A (XSEC)	14,427	45
	Shenzhen Das Intellitech Co. Ltd. Class A (XSEC)	71,600	44
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	14,594	43
*	China Calxon Group Co. Ltd. Class A (XSEC)	109,448	43
*	Luoniushan Co. Ltd. Class A (XSEC)	40,200	42
	Shanghai Haixin Group Co. Class A	32,500	39
	Lu Thai Textile Co. Ltd. Class A	35,300	38
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	48,524	37
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A (XSSC)	71,500	36
	Guangxi Wuzhou Communications Co. Ltd. Class A	47,100	29
	Guangzhou Holike Creative Home Co. Ltd. Class A (XSSC)	14,800	26
*	Shanghai Xinnanyang Only Education & Technology Co. Ltd. Class A (XSSC)	19,087	26
*	Shanghai Xinnanyang Only Education & Technology Co. Ltd. Class A (XSHG)	15,062	21
	Shanghai Pudong Construction Co. Ltd. Class A (XSSC)	15,741	15
	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	31,630	13
*,3	Shenwu Environmental Technology Co. Ltd.	616,265	12
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSSC)	9,700	10
*	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSSC)	10,910	10
*,2,3	Midas Holdings Ltd.	202,000	—
*,1,3	Tianhe Chemicals Group Ltd.	57,304,542	—
*,2,3	China Huishan Dairy Holdings Co. Ltd.	70,679,103	—
*,3	China Fiber Optic Network System Group Ltd.	17,564,000	—
*,3	Hua Han Health Industry Holdings Ltd.	13,993,028	—
*,3	CT Environmental Group Ltd.	38,490,600	—
			37,962,113
Colombia (0.2%)
	Bancolombia SA ADR	1,670,039	59,420
	Interconexion Electrica SA ESP	6,255,385	37,395
	Ecopetrol SA	42,707,437	31,427
	Bancolombia SA	2,369,884	23,712
	Grupo Argos SA	4,216,816	17,240
[2]	Ecopetrol SA ADR	1,149,339	16,941
[3]	Grupo de Inversiones Suramericana SA	2,160,251	14,911
	Grupo Aval Acciones y Valores SA Preference Shares	48,988,877	13,985
	Cementos Argos SA	7,265,769	11,926
*	Banco Davivienda SA Preference Shares	1,377,635	11,621
	Grupo de Inversiones Suramericana SA Preference Shares	1,574,290	11,461
	Bancolombia SA Preference Shares	1,201,548	10,726
	Grupo Aval Acciones y Valores SA ADR	585,994	3,340
			264,105
Czech Republic (0.1%)
	CEZ A/S	2,290,060	84,969
	Komercni Banka A/S	1,103,971	48,954
[1]	Moneta Money Bank A/S	4,042,048	17,430
[2]	O2 Czech Republic A/S	507,158	6,276
	Philip Morris CR A/S	6,097	4,645
			162,274
Egypt (0.1%)
*	Commercial International Bank Egypt SAE	23,644,339	77,500
*	Egypt Kuwait Holding Co. SAE	13,181,622	17,879
*	Egyptian Financial Group-Hermes Holding Co.	11,365,371	10,665
	Eastern Co. SAE	14,586,458	9,660
	Talaat Moustafa Group	14,061,132	8,343

		Shares	Market Value ($000)
	ElSewedy Electric Co.	10,308,046	6,078
	Telecom Egypt Co.	4,931,977	5,324
*	Fawry for Banking & Payment Technology Services SAE	7,882,214	4,993
	Palm Hills Developments SAE	20,332,470	2,272
	Medinet Nasr Housing	10,978,548	1,993
	Oriental Weavers	3,372,486	1,820
*	Pioneers Properties	4,431,189	688
*	Gadwa for Industrial Development	4,431,189	259
*	Aspire Capital Holding for Financial Investments	4,431,189	78
			147,552
Greece (0.3%)
	Hellenic Telecommunications Organization SA	3,261,389	63,393
	OPAP SA	2,981,102	44,278
*	Alpha Services & Holdings SA	29,162,623	44,133
*	Eurobank Ergasias Services & Holdings SA	34,980,371	39,563
*	National Bank of Greece SA	7,660,835	30,152
	Mytilineos SA	1,547,389	26,470
*	Public Power Corp. SA	2,646,766	25,764
	JUMBO SA	1,602,237	23,832
	Motor Oil Hellas Corinth Refineries SA	788,339	12,625
*	Piraeus Financial Holdings SA	6,671,726	11,227
	Terna Energy SA	589,333	8,595
*	GEK Terna Holding Real Estate Construction SA	820,672	8,522
*	LAMDA Development SA	949,434	7,499
	Hellenic Petroleum Holdings SA	758,665	5,638
	Athens Water Supply & Sewage Co. SA	523,607	4,544
	Holding Co. ADMIE IPTO SA	1,577,580	4,457
	Sarantis SA	436,033	4,326
	Viohalco SA	787,919	4,245
*	Ellaktor SA	2,927,796	4,129
	Hellenic Exchanges - Athens Stock Exchange SA	817,635	3,601
*	Fourlis Holdings SA	595,885	2,881
*,3	FF Group	397,542	2,144
*	Aegean Airlines SA	121,994	753
			382,771
Hong Kong (0.0%)
*,3	SMI Holdings Group Ltd.	18,314,748	5,496
*,3	Real Nutriceutical Group Ltd.	1,315,000	34
*,3	Tech Pro Technology Development Ltd.	122,060,000	—
			5,530
Hungary (0.3%)
*	OTP Bank Nyrt.	3,232,253	187,558
	Richter Gedeon Nyrt.	2,006,623	52,962
	MOL Hungarian Oil & Gas plc	4,825,620	42,082
	Magyar Telekom Telecommunications plc	4,599,792	6,098
*	Opus Global Nyrt.	3,119,542	1,999
			290,699
India (15.2%)
	Reliance Industries Ltd.	45,712,768	1,473,194
	Infosys Ltd.	49,548,305	1,165,758
	Housing Development Finance Corp. Ltd.	24,334,413	830,309
	Tata Consultancy Services Ltd.	14,389,378	724,589
	Hindustan Unilever Ltd.	12,367,749	378,172
*	Axis Bank Ltd.	31,680,978	331,782
*	Bharti Airtel Ltd.	31,898,012	313,299
	Bajaj Finance Ltd.	3,293,793	311,958
	Asian Paints Ltd.	6,310,844	267,429

		Shares	Market Value ($000)
	Larsen & Toubro Ltd.	9,636,835	248,349
	ICICI Bank Ltd.	21,759,467	233,765
	HCL Technologies Ltd.	15,180,659	225,293
	Maruti Suzuki India Ltd.	1,845,758	213,838
	Titan Co. Ltd.	5,811,972	185,321
	Sun Pharmaceutical Industries Ltd.	15,220,875	171,000
	Tech Mahindra Ltd.	8,434,400	168,365
	Tata Steel Ltd.	11,176,711	164,806
	UltraTech Cement Ltd.	1,609,269	156,403
	Mahindra & Mahindra Ltd.	12,894,583	154,230
	State Bank of India	19,507,354	142,064
*	Adani Green Energy Ltd.	5,507,167	139,809
	Hindalco Industries Ltd.	19,792,473	131,209
	Power Grid Corp. of India Ltd.	43,748,643	126,797
	Nestle India Ltd.	502,392	125,277
	Grasim Industries Ltd.	5,362,344	124,867
	ITC Ltd.	41,299,517	122,656
	JSW Steel Ltd.	14,030,794	119,535
	NTPC Ltd.	61,891,663	118,690
*	Tata Motors Ltd.	16,870,427	116,389
*,1	Avenue Supermarts Ltd.	2,085,691	115,648
	Bajaj Finserv Ltd.	538,536	114,185
[1]	HDFC Life Insurance Co. Ltd.	12,829,845	107,553
	Wipro Ltd.	13,629,732	105,233
	Adani Ports & Special Economic Zone Ltd.	10,749,023	104,039
	Oil & Natural Gas Corp. Ltd.	42,292,835	98,893
[1]	SBI Life Insurance Co. Ltd.	5,832,459	96,941
	Divi's Laboratories Ltd.	1,768,899	96,055
	Adani Total Gas Ltd.	3,871,868	95,063
	Tata Power Co. Ltd.	28,305,259	94,226
*	Adani Transmission Ltd.	3,491,490	93,278
	Cipla Ltd.	7,019,633	89,113
	Adani Enterprises Ltd.	3,720,233	86,219
	Apollo Hospitals Enterprise Ltd.	1,395,940	83,875
	Tata Consumer Products Ltd.	8,316,860	81,432
	UPL Ltd.	7,649,106	80,140
	Britannia Industries Ltd.	1,671,191	79,463
	Bharat Petroleum Corp. Ltd.	14,180,376	75,934
	Vedanta Ltd.	17,252,728	75,258
*	Tata Motors Ltd. Class A	21,095,278	74,708
	Pidilite Industries Ltd.	2,179,338	71,968
	Info Edge India Ltd.	1,061,240	70,244
	Eicher Motors Ltd.	1,905,733	68,056
	Indian Oil Corp. Ltd.	39,078,818	66,113
	Hero MotoCorp Ltd.	1,764,404	64,827
	Dr Reddy's Laboratories Ltd.	1,099,106	63,539
	SRF Ltd.	1,962,613	63,482
*	Godrej Consumer Products Ltd.	5,145,425	61,561
	Shree Cement Ltd.	188,137	61,514
	Indus Towers Ltd.	17,653,270	60,109
	Coal India Ltd.	26,596,950	57,237
	Piramal Enterprises Ltd.	1,740,584	56,185
	Dabur India Ltd.	7,670,060	55,356
	Havells India Ltd.	3,449,211	55,133
[1]	ICICI Lombard General Insurance Co. Ltd.	2,943,003	54,401
	Mphasis Ltd.	1,254,873	52,698
	Voltas Ltd.	3,206,114	51,110
[1]	Larsen & Toubro Infotech Ltd.	594,746	50,336

		Shares	Market Value ($000)
	Ambuja Cements Ltd.	10,032,472	49,390
	Tata Elxsi Ltd.	480,471	49,268
	GAIL India Ltd.	24,814,067	48,387
*	United Spirits Ltd.	4,095,668	47,837
	Cholamandalam Investment & Finance Co. Ltd.	5,628,514	47,831
	Bajaj Auto Ltd.	994,640	47,709
[1]	Bandhan Bank Ltd.	11,099,558	47,275
*	SBI Cards & Payment Services Ltd.	3,941,206	46,724
	Jubilant Foodworks Ltd.	1,020,201	46,547
	Shriram Transport Finance Co. Ltd.	2,793,499	46,385
	Marico Ltd.	6,985,099	45,324
	Zee Entertainment Enterprises Ltd.	11,532,748	45,108
	DLF Ltd.	8,497,677	45,000
	Page Industries Ltd.	77,428	44,226
	Bharat Electronics Ltd.	15,562,033	44,054
	Indian Railway Catering & Tourism Corp. Ltd.	3,674,389	43,142
*	Max Financial Services Ltd.	3,296,536	42,152
	Hindustan Petroleum Corp. Ltd.	9,887,236	41,850
	Lupin Ltd.	3,356,289	41,017
	Motherson Sumi Systems Ltd.	16,559,267	40,160
	State Bank of India GDR	553,218	40,079
	Siemens Ltd.	1,262,629	39,582
	Persistent Systems Ltd.	656,361	38,955
*,1	AU Small Finance Bank Ltd.	2,180,703	38,535
	Crompton Greaves Consumer Electricals Ltd.	6,729,162	38,433
	Colgate-Palmolive India Ltd.	1,957,691	37,482
	Balkrishna Industries Ltd.	1,185,067	37,359
[1]	ICICI Prudential Life Insurance Co. Ltd.	4,912,593	37,046
	Astral Ltd.	1,265,421	36,877
	Aarti Industries Ltd.	2,749,167	36,558
	Trent Ltd.	2,576,258	35,861
	Embassy Office Parks REIT	7,220,184	35,735
	Ashok Leyland Ltd.	19,796,022	35,476
	ACC Ltd.	1,148,583	35,418
	MRF Ltd.	35,755	34,724
*,1	InterGlobe Aviation Ltd.	1,373,488	34,403
	Bharat Forge Ltd.	3,419,828	33,886
	Mindtree Ltd.	622,008	33,691
	Container Corp. of India Ltd.	3,833,088	33,445
[1]	Laurus Labs Ltd.	4,931,590	33,437
	PI Industries Ltd.	1,011,290	33,190
	Berger Paints India Ltd.	3,407,929	33,078
	Dr Reddy's Laboratories Ltd. ADR	570,607	32,810
	Deepak Nitrite Ltd.	1,077,436	32,468
	Tube Investments of India Ltd.	1,412,725	32,285
	Wipro Ltd. ADR	4,172,838	32,089
	Indian Hotels Co. Ltd.	10,965,247	31,965
	Aurobindo Pharma Ltd.	3,727,860	31,829
	Atul Ltd.	244,724	31,489
	Federal Bank Ltd.	22,435,871	30,551
	Petronet LNG Ltd.	10,625,066	30,545
*	Biocon Ltd.	6,093,124	30,095
	Dixon Technologies India Ltd.	501,782	29,880
*	Jindal Steel & Power Ltd.	5,629,870	29,522
	Tata Chemicals Ltd.	2,325,178	29,301
	Sundaram Finance Ltd.	938,656	28,495
	Tata Communications Ltd.	1,634,380	28,270
*	Godrej Properties Ltd.	1,217,912	28,174

		Shares	Market Value ($000)
	Dalmia Bharat Ltd.	1,149,478	27,654
	Muthoot Finance Ltd.	1,386,658	27,240
	Bajaj Holdings & Investment Ltd.	390,655	27,127
*	IDFC First Bank Ltd.	42,754,557	27,028
	Navin Fluorine International Ltd.	506,649	26,853
	Indraprastha Gas Ltd.	5,063,841	26,796
	Power Finance Corp. Ltd.	16,304,226	26,768
*	Max Healthcare Institute Ltd.	5,239,689	25,934
*	APL Apollo Tubes Ltd.	2,220,965	25,877
*	Fortis Healthcare Ltd.	7,068,414	25,804
	Ipca Laboratories Ltd.	1,853,988	25,801
	Bata India Ltd.	922,779	25,653
	Bosch Ltd.	114,976	25,598
	Escorts Ltd.	1,005,831	25,078
	Torrent Pharmaceuticals Ltd.	696,453	25,008
	Gujarat Gas Ltd.	2,726,052	24,738
	Supreme Industries Ltd.	858,090	24,149
	ABB India Ltd.	771,023	23,874
	TVS Motor Co. Ltd.	2,890,411	23,657
[1]	HDFC Asset Management Co. Ltd.	795,160	23,640
	REC Ltd.	12,634,790	23,580
	LIC Housing Finance Ltd.	4,516,452	23,497
	Torrent Power Ltd.	3,147,105	23,132
	Cummins India Ltd.	1,803,800	22,880
[1]	L&T Technology Services Ltd.	360,428	22,847
	Varun Beverages Ltd.	1,867,067	22,749
	Rajesh Exports Ltd.	1,999,653	22,668
	JSW Energy Ltd.	5,337,553	21,994
*	Zomato Ltd.	18,001,967	21,940
	United Breweries Ltd.	977,121	21,281
*,1	Sona Blw Precision Forgings Ltd.	2,438,311	21,182
*	Bank of Baroda	14,279,701	20,818
*	Oberoi Realty Ltd.	1,682,036	20,779
[1]	Indian Energy Exchange Ltd.	6,337,151	20,173
	Ramco Cements Ltd.	1,717,258	20,099
	KPIT Technologies Ltd.	2,295,911	20,096
	Kajaria Ceramics Ltd.	1,112,758	20,022
	NMDC Ltd.	10,637,736	20,021
[1]	Dr Lal PathLabs Ltd.	498,617	19,973
*	Aditya Birla Fashion & Retail Ltd.	4,982,068	19,785
*	CG Power & Industrial Solutions Ltd.	8,365,463	19,731
	Cadila Healthcare Ltd.	3,542,166	19,376
	JK Cement Ltd.	435,327	19,347
	National Aluminium Co. Ltd.	13,020,629	19,258
	Honeywell Automation India Ltd.	33,411	19,256
*	Adani Power Ltd.	13,255,077	19,210
	Tanla Platforms Ltd.	808,664	19,128
	Steel Authority of India Ltd.	14,229,303	19,015
	Mahindra & Mahindra Financial Services Ltd.	8,510,766	18,589
	Emami Ltd.	2,743,406	18,429
	Carborundum Universal Ltd.	1,512,167	18,003
	Coforge Ltd.	275,084	17,894
*	Gujarat Fluorochemicals Ltd.	474,303	17,827
*	GMR Infrastructure Ltd.	30,556,574	17,353
*	Suzlon Energy Ltd.	106,084,880	17,199
	IIFL Finance Ltd.	4,017,763	17,075
	Relaxo Footwears Ltd.	1,029,063	17,040
	Sundram Fasteners Ltd.	1,467,521	16,792

		Shares	Market Value ($000)
	Coromandel International Ltd.	1,567,234	16,650
	Amara Raja Batteries Ltd.	1,997,414	16,643
*	Canara Bank	4,859,011	16,635
	Alkem Laboratories Ltd.	349,447	16,624
	Manappuram Finance Ltd.	7,709,018	16,417
	Minda Industries Ltd.	1,093,151	16,286
*	Vodafone Idea Ltd.	112,074,507	16,203
	Natco Pharma Ltd.	1,306,947	16,003
*	PVR Ltd.	742,021	15,974
	Radico Khaitan Ltd.	1,087,357	15,776
	Gujarat State Petronet Ltd.	3,856,026	15,654
	Apollo Tyres Ltd.	5,346,008	15,649
	Cyient Ltd.	1,196,529	15,132
	AIA Engineering Ltd.	592,987	15,057
	Redington India Ltd.	6,872,956	15,038
*	IDFC Ltd.	17,190,072	15,012
	Central Depository Services India Ltd.	728,837	14,811
*	Aavas Financiers Ltd.	381,679	14,810
	Oil India Ltd.	4,572,161	14,805
	Kansai Nerolac Paints Ltd.	1,914,646	14,602
*	Bharat Heavy Electricals Ltd.	18,605,864	14,565
	Birlasoft Ltd.	2,259,100	14,541
	Schaeffler India Ltd.	120,469	14,539
	SKF India Ltd.	292,211	14,308
	Glenmark Pharmaceuticals Ltd.	2,178,952	14,265
	Oracle Financial Services Software Ltd.	300,202	14,212
	Chambal Fertilisers & Chemicals Ltd.	2,409,688	14,043
	Hindustan Zinc Ltd.	3,264,203	13,918
	Indiabulls Housing Finance Ltd.	4,743,465	13,541
*	Amber Enterprises India Ltd.	272,587	13,297
	NHPC Ltd.	32,871,073	13,279
	Thermax Ltd.	472,300	13,229
	Polycab India Ltd.	389,211	13,229
	Exide Industries Ltd.	5,639,224	13,209
*	3M India Ltd.	38,687	13,015
*,1	RBL Bank Ltd.	6,448,215	12,959
*	Intellect Design Arena Ltd.	1,219,293	12,667
	Pfizer Ltd.	207,906	12,665
*,1	Syngene International Ltd.	1,631,135	12,511
	Castrol India Ltd.	7,392,528	12,391
	Happiest Minds Technologies Ltd.	789,590	12,299
	Cholamandalam Financial Holdings Ltd.	1,300,940	12,211
	Phoenix Mills Ltd.	904,871	12,131
	JB Chemicals & Pharmaceuticals Ltd.	511,713	11,990
	Bayer CropScience Ltd.	172,370	11,957
	GlaxoSmithKline Pharmaceuticals Ltd.	564,895	11,862
*,1	Macrotech Developers Ltd.	653,238	11,432
	Can Fin Homes Ltd.	1,365,218	11,353
	Whirlpool of India Ltd.	451,862	11,258
[1]	Metropolis Healthcare Ltd.	330,027	11,161
	KEC International Ltd.	1,662,658	11,092
	Brigade Enterprises Ltd.	1,621,907	10,922
*	Aditya Birla Capital Ltd.	6,833,209	10,880
	Suven Pharmaceuticals Ltd.	1,504,393	10,875
	Sanofi India Ltd.	106,181	10,781
*	L&T Finance Holdings Ltd.	10,668,752	10,777
	Linde India Ltd.	288,425	10,633
	Lakshmi Machine Works Ltd.	71,811	10,586

		Shares	Market Value ($000)
	City Union Bank Ltd.	5,462,559	10,582
	HFCL Ltd.	9,768,393	10,522
	Hatsun Agro Product Ltd.	758,301	10,436
	Sonata Software Ltd.	949,083	10,391
[1]	Endurance Technologies Ltd.	475,675	10,261
	CESC Ltd.	8,939,850	10,191
	Prestige Estates Projects Ltd.	1,538,734	10,169
[1]	Mindspace Business Parks REIT	2,166,060	9,990
	Hindustan Aeronautics Ltd.	513,163	9,984
	DCM Shriram Ltd.	638,131	9,712
	Balrampur Chini Mills Ltd.	1,678,182	9,596
	EID Parry India Ltd.	1,465,134	9,585
[1]	Nippon Life India Asset Management Ltd.	2,070,254	9,575
	KEI Industries Ltd.	658,531	9,558
	Blue Star Ltd.	818,128	9,511
*	Affle India Ltd.	533,947	9,473
[1]	Eris Lifesciences Ltd.	997,794	9,383
	Computer Age Management Services Ltd.	253,544	9,222
*	Narayana Hrudayalaya Ltd.	1,050,546	9,137
	Zensar Technologies Ltd.	1,607,075	9,038
[1]	ICICI Securities Ltd.	922,560	8,962
	Solar Industries India Ltd.	285,588	8,913
	CRISIL Ltd.	235,028	8,851
	Ajanta Pharma Ltd.	297,718	8,809
	India Cements Ltd.	2,915,434	8,777
[1]	Quess Corp. Ltd.	897,150	8,775
	Balaji Amines Ltd.	199,859	8,771
	Praj Industries Ltd.	1,535,361	8,759
	Vinati Organics Ltd.	327,472	8,740
*	Bajaj Electricals Ltd.	538,901	8,691
	Mahanagar Gas Ltd.	781,384	8,619
	Sun TV Network Ltd.	1,274,891	8,554
*,1	Aster DM Healthcare Ltd.	3,422,773	8,526
*	Punjab National Bank	15,153,567	8,513
	Orient Electric Ltd.	1,898,504	8,496
	Firstsource Solutions Ltd.	3,955,143	8,481
*	Godrej Industries Ltd.	1,025,254	8,451
*	Clean Science & Technology Ltd.	276,380	8,303
	Welspun India Ltd.	4,268,646	8,171
*	EIH Ltd.	4,265,232	8,099
	Century Textiles & Industries Ltd.	691,993	8,098
*	Dhani Services Ltd.	4,525,516	8,048
*	TeamLease Services Ltd.	138,036	8,047
	Jubilant Ingrevia Ltd.	1,027,132	7,968
	Granules India Ltd.	1,932,825	7,926
	Timken India Ltd.	302,905	7,852
[1]	IndiaMart InterMesh Ltd.	116,410	7,839
	Rain Industries Ltd.	2,678,140	7,787
	Zydus Wellnes Ltd.	332,929	7,780
	Finolex Industries Ltd.	3,436,609	7,776
*,3	Motherson Sumi Wiring India Ltd.	16,559,267	7,722
	Shriram City Union Finance Ltd.	322,553	7,699
	Alkyl Amines Chemicals	168,740	7,622
	Gillette India Ltd.	106,818	7,567
	Jubilant Pharmova Ltd. Class A	1,071,585	7,486
	Sterlite Technologies Ltd.	2,687,200	7,397
	JK Lakshmi Cement Ltd.	972,152	7,381
	eClerx Services Ltd.	224,339	7,100

		Shares	Market Value ($000)
	Sumitomo Chemical India Ltd.	1,342,393	7,060
	Sobha Ltd.	612,930	7,047
	PNC Infratech Ltd.	1,767,969	7,022
	Ratnamani Metals & Tubes Ltd.	268,919	6,881
	TTK Prestige Ltd.	523,400	6,756
*	Indiabulls Real Estate Ltd.	3,447,034	6,726
	Edelweiss Financial Services Ltd.	7,095,422	6,687
*	Alok Industries Ltd.	15,821,397	6,624
	Alembic Pharmaceuticals Ltd.	637,088	6,494
*	IRB Infrastructure Developers Ltd.	1,849,471	6,353
	Graphite India Ltd.	942,482	6,196
	Great Eastern Shipping Co. Ltd.	1,456,916	6,162
	Infibeam Avenues Ltd.	10,335,474	6,145
	Motilal Oswal Financial Services Ltd.	515,866	6,136
*	Reliance Power Ltd.	30,535,118	6,135
	NCC Ltd.	6,041,621	6,125
*	Westlife Development Ltd.	911,016	6,116
*	V-Mart Retail Ltd.	120,604	6,108
	Finolex Cables Ltd.	884,569	5,919
	EPL Ltd.	2,301,513	5,888
[1]	Indian Railway Finance Corp. Ltd.	18,667,575	5,869
	Bombay Burmah Trading Co.	399,774	5,852
	Akzo Nobel India Ltd.	218,316	5,667
	Indian Bank	2,649,695	5,622
	Rallis India Ltd.	1,599,947	5,586
	Vaibhav Global Ltd.	890,065	5,568
	Aegis Logistics Ltd.	1,996,883	5,463
	Procter & Gamble Health Ltd.	79,145	5,376
*,1	New India Assurance Co. Ltd.	2,753,604	5,344
*	CreditAccess Grameen Ltd.	629,040	5,328
	Avanti Feeds Ltd.	639,267	5,164
	V-Guard Industries Ltd.	1,717,490	4,983
*,1	PNB Housing Finance Ltd.	848,982	4,974
*	Union Bank of India Ltd.	7,749,795	4,967
[1]	Godrej Agrovet Ltd.	687,193	4,944
	NBCC India Ltd.	7,751,625	4,894
	Gujarat Pipavav Port Ltd.	3,574,853	4,705
	Welspun Corp. Ltd.	1,847,989	4,614
[1]	Brookfield India Real Estate Trust	1,138,519	4,596
*	Sun Pharma Advanced Research Co. Ltd.	1,060,355	4,469
*	TV18 Broadcast Ltd.	5,500,453	4,389
	HEG Ltd.	212,635	4,364
*	Raymond Ltd.	419,352	4,296
*	Bank of India	5,833,126	4,283
	Poly Medicure Ltd.	348,483	4,213
	KRBL Ltd.	1,307,115	4,103
*	Mahindra CIE Automotive Ltd.	1,399,205	4,030
	Ceat Ltd.	271,842	4,010
	JM Financial Ltd.	4,024,328	3,981
	Strides Pharma Science Ltd.	728,469	3,873
	PTC India Ltd.	3,003,302	3,862
*,3	Gateway Rail Freight Ltd.	4,103,712	3,854
	Karur Vysya Bank Ltd.	5,618,887	3,816
*	Yes Bank Ltd.	21,002,133	3,765
	Vakrangee Ltd.	7,065,244	3,755
	Bajaj Consumer Care Ltd.	1,406,214	3,463
	AstraZeneca Pharma India Ltd.	86,982	3,261
*	DCB Bank Ltd.	2,805,969	3,244

		Shares	Market Value ($000)
	Symphony Ltd.	223,751	3,018
*,1	General Insurance Corp. of India	1,451,073	2,786
	WABCO India Ltd.	25,902	2,785
	Equitas Holdings Ltd.	1,858,036	2,754
	Kaveri Seed Co. Ltd.	354,789	2,636
*	Wockhardt Ltd.	475,809	2,526
*	Future Retail Ltd.	3,649,767	2,384
	Jindal Saw Ltd.	1,754,285	2,383
*	Mangalore Refinery & Petrochemicals Ltd.	3,787,344	2,345
	Care Ratings Ltd.	303,379	2,342
*	IFCI Ltd.	11,197,932	2,286
[1]	Dilip Buildcon Ltd.	440,610	2,161
	Multi Commodity Exchange of India Ltd.	99,264	2,055
*	Just Dial Ltd.	165,069	2,022
*	South Indian Bank Ltd.	16,642,948	2,011
	Karnataka Bank Ltd.	2,258,979	1,948
*,3	GMR Power & Urban Infra Ltd. - Spun Off	3,055,657	1,925
*	Hindustan Construction Co. Ltd.	9,420,683	1,907
	Engineers India Ltd.	1,814,572	1,701
*	Future Consumer Ltd.	13,567,445	1,344
	GE Power India Ltd.	196,440	633
*,3	Amtek Auto Ltd.	472,160	—
			17,028,112
Indonesia (1.6%)
	Bank Central Asia Tbk. PT	674,558,850	358,796
	Bank Rakyat Indonesia Persero Tbk. PT	909,540,060	258,887
	Telkom Indonesia Persero Tbk. PT	651,747,552	190,881
	Bank Mandiri Persero Tbk. PT	259,458,275	135,958
	Astra International Tbk. PT	284,457,381	108,870
	Bank Negara Indonesia Persero Tbk. PT	104,070,476	53,414
	Charoen Pokphand Indonesia Tbk. PT	103,829,823	45,623
	United Tractors Tbk. PT	21,034,427	34,009
	Kalbe Farma Tbk. PT	267,256,084	30,532
	Tower Bersama Infrastructure Tbk. PT	143,011,185	28,801
	Adaro Energy Tbk. PT	177,016,979	27,718
	Indofood Sukses Makmur Tbk. PT	61,615,608	27,172
	Sarana Menara Nusantara Tbk. PT	360,710,200	25,781
	Unilever Indonesia Tbk. PT	81,390,555	22,891
	Barito Pacific Tbk. PT	352,375,850	21,894
	Semen Indonesia Persero Tbk. PT	41,872,610	19,721
	Indofood CBP Sukses Makmur Tbk. PT	32,424,847	19,713
	Indah Kiat Pulp & Paper Tbk. PT	36,128,868	19,214
	Indocement Tunggal Prakarsa Tbk. PT	21,494,401	16,466
	Aneka Tambang Tbk.	121,029,310	15,099
*	Perusahaan Gas Negara Tbk. PT	150,204,879	14,538
	Mitra Keluarga Karyasehat Tbk. PT	79,211,600	13,917
	Gudang Garam Tbk. PT	6,326,130	13,501
	Ciputra Development Tbk. PT	204,395,750	12,491
	Japfa Comfeed Indonesia Tbk. PT	103,155,000	12,000
	XL Axiata Tbk. PT	51,370,098	11,927
	Bukit Asam Tbk. PT	54,134,644	10,780
*	Pakuwon Jati Tbk. PT	352,697,967	10,602
*	Summarecon Agung Tbk. PT	194,344,508	9,241
	Vale Indonesia Tbk. PT	27,185,247	8,993
	BFI Finance Indonesia Tbk. PT	97,647,900	8,893
*	Surya Citra Media Tbk. PT	412,946,655	8,418
	Ace Hardware Indonesia Tbk. PT	97,713,256	8,414
	Matahari Department Store Tbk. PT	30,406,367	8,038

		Shares	Market Value ($000)
	Bank BTPN Syariah Tbk. PT	32,837,600	7,991
	Pabrik Kertas Tjiwi Kimia Tbk. PT	15,775,600	7,740
*	Bumi Serpong Damai Tbk. PT	121,860,501	7,733
	Indo Tambangraya Megah Tbk. PT	5,038,680	7,594
*	Lippo Karawaci Tbk. PT	825,285,488	7,589
*	Smartfren Telecom Tbk. PT	1,315,671,600	7,433
	Hanjaya Mandala Sampoerna Tbk. PT	110,141,974	7,276
*	Bank Bukopin Tbk. PT	365,726,800	7,107
*	Jasa Marga Persero Tbk. PT	30,445,604	6,982
*	Bank Tabungan Negara Persero Tbk. PT	50,224,738	5,939
	AKR Corporindo Tbk. PT	110,787,125	5,647
*	Waskita Karya Persero Tbk. PT	134,176,519	5,484
	Indosat Tbk. PT	13,532,700	5,406
*	Mitra Adiperkasa Tbk. PT	98,246,126	5,351
	Mayora Indah Tbk. PT	40,570,500	5,290
*	Bank Raya Indonesia Tbk. PT	56,701,193	5,060
*	Medco Energi Internasional Tbk. PT	123,101,542	4,791
*	Bank Syariah Indonesia Tbk. PT	40,014,287	4,304
	Media Nusantara Citra Tbk. PT	67,013,424	3,977
	Astra Agro Lestari Tbk. PT	5,273,013	3,638
*	Timah Tbk. PT	35,634,874	3,447
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,618,295	3,308
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	33,538,499	3,080
*	Wijaya Karya Persero Tbk. PT	41,029,470	2,977
*	Bank Pan Indonesia Tbk. PT	50,780,400	2,636
*	Panin Financial Tbk. PT	176,075,731	2,117
*	PP Persero Tbk. PT	32,052,095	2,094
*	Ramayana Lestari Sentosa Tbk. PT	39,045,066	1,756
*,3	Trada Alam Minera Tbk. PT	487,603,966	1,695
*	Alam Sutera Realty Tbk. PT	164,634,154	1,688
*	Surya Semesta Internusa Tbk. PT	51,470,798	1,450
*	Adhi Karya Persero Tbk. PT	24,013,406	1,392
*	Krakatau Steel Persero Tbk. PT	51,028,346	1,269
*	Global Mediacom Tbk. PT	59,516,703	1,045
	Bank Danamon Indonesia Tbk. PT	6,038,500	1,010
*	Kresna Graha Investama Tbk. PT	181,775,948	983
*,3	Sigmagold Inti Perkasa Tbk. PT	14,934,100	52
			1,767,524
Kuwait (0.8%)
	National Bank of Kuwait SAKP	94,983,953	325,598
	Kuwait Finance House KSCP	62,052,884	185,797
	Ahli United Bank BSC	82,644,326	76,728
	Agility Public Warehousing Co. KSC	17,159,519	57,117
	Mobile Telecommunications Co. KSCP	28,811,072	56,938
*	Boubyan Bank KSCP	13,980,692	37,228
	Gulf Bank KSCP	23,068,014	22,653
	Mabanee Co. KPSC	8,302,970	22,612
	Boubyan Petrochemicals Co. KSCP	5,625,704	17,038
*	Warba Bank KSCP	15,975,805	14,921
*	National Industries Group Holding SAK	14,807,998	14,395
	Humansoft Holding Co. KSC	1,373,024	14,138
	Burgan Bank SAK	10,716,870	9,572
	Qurain Petrochemical Industries Co.	7,267,508	9,350
	Kuwait Projects Co. Holding KSCP	10,784,942	5,849
*	Kuwait International Bank KSCP	7,862,041	5,768

		Shares	Market Value ($000)
*	Alimtiaz Investment Group KSC	10,182,693	4,212
*	Integrated Holding Co. KCSC	2,276,334	2,816
			882,730
Malaysia (1.9%)
	Public Bank Bhd.	215,953,690	217,531
	Malayan Banking Bhd.	83,808,612	165,703
	CIMB Group Holdings Bhd.	98,578,308	122,798
	Tenaga Nasional Bhd.	54,220,151	118,941
	Petronas Chemicals Group Bhd.	39,949,612	84,928
	Press Metal Aluminium Holdings Bhd.	53,525,340	78,951
	IHH Healthcare Bhd.	42,590,655	65,631
	Axiata Group Bhd.	62,545,549	55,567
	DiGi.Com Bhd.	51,490,233	46,813
	Sime Darby Plantation Bhd.	50,334,779	42,536
	IOI Corp. Bhd.	45,472,990	41,339
	Hong Leong Bank Bhd.	8,694,872	40,372
	Dialog Group Bhd.	64,455,560	39,547
	MISC Bhd.	23,437,796	39,119
	Maxis Bhd.	38,610,360	39,035
	Top Glove Corp. Bhd.	74,193,590	37,811
	PPB Group Bhd.	9,464,060	35,941
	Kuala Lumpur Kepong Bhd.	6,784,092	34,982
	Genting Bhd.	32,185,124	33,710
	Petronas Gas Bhd.	7,424,863	30,169
	Hartalega Holdings Bhd.	21,247,210	29,831
	RHB Bank Bhd.	21,602,300	28,753
	Sime Darby Bhd.	52,355,436	26,907
	Inari Amertron Bhd.	33,057,100	26,413
	Nestle Malaysia Bhd.	811,057	25,628
	Genting Malaysia Bhd.	36,413,937	23,842
	Petronas Dagangan Bhd.	4,757,907	22,094
*	Gamuda Bhd.	32,404,817	21,479
*	AMMB Holdings Bhd.	27,369,445	21,375
	Telekom Malaysia Bhd.	17,140,278	20,770
*	Malaysia Airports Holdings Bhd.	12,758,130	17,420
	HAP Seng Consolidated Bhd.	9,383,200	17,044
	QL Resources Bhd.	13,854,430	16,431
	IJM Corp. Bhd.	46,968,234	15,986
	My EG Services Bhd.	64,035,200	14,934
	TIME dotCom Bhd.	13,922,700	14,196
	Westports Holdings Bhd.	15,441,501	14,157
	Hong Leong Financial Group Bhd.	3,071,641	13,405
	Alliance Bank Malaysia Bhd.	16,379,017	12,967
	Frontken Corp. Bhd.	15,449,950	11,928
[1]	MR DIY Group M Bhd.	13,802,100	11,707
	Bursa Malaysia Bhd.	7,796,300	11,671
	Malaysian Pacific Industries Bhd.	1,213,700	11,572
	D&O Green Technologies Bhd.	8,708,500	10,268
	VS Industry Bhd.	34,854,900	10,052
	Carlsberg Brewery Malaysia Bhd.	2,045,200	9,878
	Heineken Malaysia Bhd.	1,937,700	9,491
	IGB REIT	24,890,470	9,154
	Sunway Bhd.	22,030,245	9,004
	Yinson Holdings Bhd.	6,835,900	9,001
	Pentamaster Corp. Bhd.	9,004,750	8,861
	Scientex Bhd.	7,777,200	8,530
	Sunway REIT	25,393,900	8,433
	KPJ Healthcare Bhd.	32,898,600	8,175

		Shares	Market Value ($000)
	Fraser & Neave Holdings Bhd.	1,359,200	8,036
	Kossan Rubber Industries Bhd.	18,289,400	7,872
	YTL Corp. Bhd.	58,893,950	7,816
	Genting Plantations Bhd.	4,579,200	7,062
	ViTrox Corp. Bhd.	3,583,208	7,017
	Sime Darby Property Bhd.	49,532,542	6,866
	Axis REIT	15,251,500	6,782
	Supermax Corp. Bhd.	23,402,429	6,609
	IOI Properties Group Bhd.	25,410,680	6,200
*	Bumi Armada Bhd.	45,234,728	6,008
	Malakoff Corp. Bhd.	34,285,300	6,006
	British American Tobacco Malaysia Bhd.	1,929,034	5,659
	Mega First Corp. Bhd.	6,492,100	5,477
	Berjaya Sports Toto Bhd.	11,568,943	5,259
*	SP Setia Bhd. Group	17,561,845	5,175
	AEON Credit Service M Bhd.	1,407,100	4,935
	Astro Malaysia Holdings Bhd.	21,222,673	4,872
	Magnum Bhd.	10,469,155	4,717
	UWC Bhd.	3,870,100	4,366
	YTL Power International Bhd.	28,716,412	4,294
	DRB-Hicom Bhd.	12,096,400	4,233
[1]	Lotte Chemical Titan Holding Bhd.	7,770,147	4,150
	Malaysia Building Society Bhd.	29,435,100	4,024
	Padini Holdings Bhd.	4,938,237	3,395
	Bermaz Auto Bhd.	8,565,500	3,373
	Syarikat Takaful Malaysia Keluarga Bhd.	3,375,300	2,942
*	Berjaya Corp. Bhd.	46,389,396	2,678
*	AirAsia Group Bhd.	20,384,358	2,671
	UMW Holdings Bhd.	3,732,172	2,613
	Malaysian Resources Corp. Bhd.	29,404,100	2,398
	Leong Hup International Bhd.	16,617,600	2,193
	Cahya Mata Sarawak Bhd.	7,274,600	2,148
	FGV Holdings Bhd.	5,597,000	2,046
[3]	Serba Dinamik Holdings Bhd.	20,562,438	1,719
*	Velesto Energy Bhd.	50,233,127	1,697
*	WCT Holdings Bhd.	11,980,664	1,465
*	UEM Sunrise Bhd.	17,439,200	1,300
*	Sapura Energy Bhd.	106,024,022	1,131
*	Sunway Bhd. Warrants Exp. 10/3/24	3,473,743	324
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	20,487,189	220
*,3	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	4,443,960	74
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	3,624,441	65
			2,070,668
Mexico (2.2%)
	America Movil SAB de CV	408,882,335	384,739
	Grupo Financiero Banorte SAB de CV	40,360,798	255,806
	Wal-Mart de Mexico SAB de CV	71,970,937	244,718
	Fomento Economico Mexicano SAB de CV	25,552,210	192,249
	Grupo Mexico SAB de CV Class B	44,083,743	189,324
*	Cemex SAB de CV	206,948,417	126,408
	Grupo Bimbo SAB de CV Class A	31,392,542	98,296
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,006,958	68,840
	Grupo Televisa SAB	33,394,611	68,058
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,862,391	57,957
	Grupo Elektra SAB de CV	825,657	54,250
	Fibra Uno Administracion SA de CV	42,003,002	43,168
*	Grupo Financiero Inbursa SAB de CV	27,921,661	40,269
	Coca-Cola Femsa SAB de CV	7,394,944	38,814

		Shares	Market Value ($000)
	Gruma SAB de CV Class B	2,852,957	37,315
	Arca Continental SAB de CV	6,209,015	36,725
	Orbia Advance Corp. SAB de CV	14,602,775	34,100
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	4,043,168	27,078
	Promotora y Operadora de Infraestructura SAB de CV	3,079,514	22,465
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	12,355,177	21,946
[1]	Banco del Bajio SA	10,169,618	21,894
	Alfa SAB de CV Class A	29,558,911	21,509
	Telesites SAB de CV	18,771,267	19,820
	Regional SAB de CV	3,395,308	19,465
	Becle SAB de CV	7,867,018	19,008
	Industrias Penoles SAB de CV	1,740,722	18,649
	Grupo Carso SAB de CV	6,613,942	18,497
	PLA Administradora Industrial S de RL de CV	12,616,454	17,657
	Kimberly-Clark de Mexico SAB de CV Class A	12,159,562	17,566
	Corp. Inmobiliaria Vesta SAB de CV	9,211,412	17,447
	GCC SAB de CV	2,433,707	17,159
*	Alsea SAB de CV	7,528,417	15,441
	Prologis Property Mexico SA de CV	6,204,927	15,434
	Grupo Comercial Chedraui SA de CV	6,991,046	14,068
	Qualitas Controladora SAB de CV	2,411,752	13,028
	El Puerto de Liverpool SAB de CV	2,782,339	12,745
	Bolsa Mexicana de Valores SAB de CV	7,462,175	12,726
[1]	Macquarie Mexico Real Estate Management SA de CV	10,716,347	12,484
	La Comer SAB de CV	7,393,736	12,294
	Megacable Holdings SAB de CV	3,683,586	11,864
	Genomma Lab Internacional SAB de CV Class B	11,202,668	11,128
*	Gentera SAB de CV	14,201,144	10,182
*,1	Grupo Traxion SAB de CV	5,989,765	9,533
*,1	Nemak SAB de CV	29,179,252	7,639
	Industrias Bachoco SAB de CV Class B	2,118,441	7,288
	Alpek SAB de CV Class A	5,055,420	6,056
	Grupo Herdez SAB de CV	2,994,827	4,951
*	Unifin Financiera SAB de CV	2,787,008	3,855
	Concentradora Fibra Danhos SA de CV	3,159,946	3,404
*	Grupo Rotoplas SAB de CV	2,596,208	3,355
*	Axtel SAB de CV	18,070,586	2,978
*	Credito Real SAB de CV SOFOM ER	3,360,307	898
*,3	Empresas ICA SAB de CV	104,678	7
			2,442,554
Pakistan (0.1%)
*	Lucky Cement Ltd.	2,750,755	10,660
	MCB Bank Ltd.	7,877,368	7,177
	Engro Corp. Ltd.	4,434,856	6,840
	Habib Bank Ltd.	9,964,461	6,839
	Hub Power Co. Ltd.	14,191,423	6,069
	Pakistan State Oil Co. Ltd.	5,164,053	5,494
	United Bank Ltd.	6,500,682	5,147
	Bank Alfalah Ltd.	23,204,387	5,047
	Pakistan Oilfields Ltd.	2,185,840	4,871
	Oil & Gas Development Co. Ltd.	9,059,889	4,475
	Pakistan Petroleum Ltd.	9,772,177	4,413
	TRG Pakistan	7,448,908	3,790
	Fauji Fertilizer Co. Ltd.	5,750,862	3,478
*	National Bank of Pakistan	8,941,200	1,758
	Kot Addu Power Co. Ltd.	7,660,721	1,553
	Searle Co. Ltd.	1,835,208	1,448
	Nishat Mills Ltd.	2,814,900	1,320

		Shares	Market Value ($000)
	Millat Tractors Ltd.	252,066	1,261
	SUI Northern Gas Pipeline	5,506,800	1,043
	DG Khan Cement Co. Ltd.	1,918,420	837
	Engro Fertilizers Ltd.	1,522,741	709
			84,229
Philippines (1.0%)
	SM Investments Corp.	6,788,797	126,553
	SM Prime Holdings Inc.	127,388,078	88,095
	Ayala Land Inc.	111,286,727	78,579
	Ayala Corp.	4,583,805	78,384
	BDO Unibank Inc.	27,654,909	73,501
	International Container Terminal Services Inc.	15,701,091	61,763
	JG Summit Holdings Inc.	42,788,568	52,356
	Bank of the Philippine Islands	25,250,978	48,585
	PLDT Inc.	1,282,984	46,153
	Universal Robina Corp.	12,538,561	31,299
*,1	Monde Nissin Corp.	96,814,300	31,183
	Metropolitan Bank & Trust Co.	25,160,055	29,145
	Jollibee Foods Corp.	5,740,059	27,035
	Manila Electric Co.	3,925,793	25,850
	Globe Telecom Inc.	420,562	25,653
	GT Capital Holdings Inc.	1,489,802	16,707
	Metro Pacific Investments Corp.	213,703,379	16,204
*	Converge Information & Communications Technology Solutions Inc.	25,846,400	15,586
	Aboitiz Power Corp.	21,745,229	15,098
	Alliance Global Group Inc.	57,731,167	14,506
	AC Energy Corp.	74,175,600	13,936
	Security Bank Corp.	5,921,934	12,499
	San Miguel Food & Beverage Inc.	9,076,400	12,456
	Wilcon Depot Inc.	19,050,100	11,211
	Puregold Price Club Inc.	14,495,392	10,555
	Robinsons Land Corp.	28,157,907	10,136
	Robinsons Retail Holdings Inc.	9,089,201	10,061
	Megaworld Corp.	162,443,303	9,899
	San Miguel Corp.	4,355,110	9,634
	DMCI Holdings Inc.	54,780,197	9,155
	Manila Water Co. Inc.	15,509,628	7,625
	Century Pacific Food Inc.	13,546,587	7,546
	Semirara Mining & Power Corp. Class A	14,543,528	7,160
	LT Group Inc.	35,154,950	6,912
*	Bloomberry Resorts Corp.	47,719,249	5,878
	D&L Industries Inc.	28,594,290	4,775
	Nickel Asia Corp.	40,091,703	4,664
	First Gen Corp.	7,560,785	4,163
	Vista Land & Lifescapes Inc.	53,845,600	3,684
*	Cebu Air Inc.	2,539,953	2,251
*,1	CEMEX Holdings Philippines Inc.	80,382,544	1,658
	Filinvest Land Inc.	30,946,000	661
			1,068,754
Poland (0.0%)
*,3	CAPITEA SA	245,053	225
Qatar (0.9%)
	Qatar National Bank QPSC	61,709,954	370,793
	Industries Qatar QSC	22,266,389	102,924
	Qatar Islamic Bank SAQ	15,930,188	85,711
	Masraf Al Rayan QSC	51,561,547	69,476
	Commercial Bank PSQC	28,167,674	55,470

		Shares	Market Value ($000)
	Mesaieed Petrochemical Holding Co.	61,872,778	41,460
	Qatar Gas Transport Co. Ltd.	38,070,095	37,777
	Qatar Fuel QSC	6,736,733	35,160
	Qatar Electricity & Water Co. QSC	6,439,637	31,600
	Qatar International Islamic Bank QSC	10,435,876	28,651
	Ooredoo QPSC	11,803,708	23,566
	Barwa Real Estate Co.	25,421,607	23,470
	Qatar Aluminum Manufacturing Co.	39,363,235	21,288
	Doha Bank QPSC	21,090,883	16,976
*	Qatar Insurance Co. SAQ	23,554,473	16,944
	United Development Co. QSC	24,513,420	11,218
	Vodafone Qatar QSC	22,192,432	10,759
*	Ezdan Holding Group QSC	21,378,331	8,540
	Al Meera Consumer Goods Co. QSC	1,342,490	7,218
*	Gulf International Services QSC	12,409,046	6,132
	Medicare Group	1,907,307	4,468
			1,009,601
Romania (0.1%)
	Banca Transilvania SA	62,409,021	37,299
	OMV Petrom SA	148,715,392	15,979
	Societatea Nationala Nuclearelectrica SA	535,004	5,623
	Teraplast SA	10,497,795	2,580
	One United Properties SA	3,740,807	1,111
			62,592
Russia (2.8%)
	Gazprom PJSC	146,654,429	633,653
	Sberbank of Russia PJSC	143,050,322	492,983
	LUKOIL PJSC	5,357,141	475,612
	Novatek PJSC	10,618,617	226,223
	MMC Norilsk Nickel PJSC	412,864	115,795
	Novatek PJSC GDR	430,453	90,914
	MMC Norilsk Nickel PJSC ADR	2,819,529	79,703
	Tatneft PJSC ADR	1,881,548	73,020
	Tatneft PJSC	10,732,540	69,094
	Rosneft Oil Co. PJSC GDR	8,439,476	62,892
	Rosneft Oil Co. PJSC	7,835,813	58,438
	Surgutneftegas PJSC Preference Shares	115,161,623	55,582
	Alrosa PJSC	34,910,570	51,357
	Severstal PAO	2,462,603	47,988
	Mobile TeleSystems PJSC ADR	6,233,559	47,624
	Magnit PJSC GDR	3,182,533	41,918
	Polyus PJSC GDR	523,471	41,008
	Transneft PJSC Preference Shares	21,342	40,896
	Moscow Exchange MICEX-RTS PJSC	20,756,498	39,115
	VTB Bank PJSC	68,488,233,072	38,701
*	United Co. RUSAL International PJSC	35,898,560	33,825
	Novolipetsk Steel PJSC GDR	1,169,516	32,498
	PhosAgro PJSC GDR	1,451,373	29,115
	Magnit PJSC	402,205	26,237
	Inter RAO UES PJSC	502,261,770	25,211
[2]	Surgutneftegas PJSC ADR	4,940,427	23,280
	Magnitogorsk Iron & Steel Works PJSC	29,244,657	23,155
	Polyus PJSC	125,409	19,794
	Surgutneftegas PJSC	41,925,149	19,763
*	Credit Bank of Moscow PJSC	179,599,240	16,744
	RusHydro PJSC	1,589,805,418	15,105
	Novolipetsk Steel PJSC	4,638,107	12,813

		Shares	Market Value ($000)
	Rostelecom PJSC	12,149,228	11,706
[1]	Detsky Mir PJSC	8,010,561	10,615
*	Aeroflot PJSC	13,873,019	10,292
	Sistema PJSFC GDR	1,934,593	10,157
	Samolet Group	106,994	6,243
	Unipro PJSC	184,755,198	5,773
	Federal Grid Co. Unified Energy System PJSC	2,998,064,717	5,551
	ROSSETI PJSC	386,181,584	5,235
	Tatneft PJSC Preference Shares	855,515	4,993
	Raspadskaya OJSC	910,080	4,903
*	Mechel PJSC	3,089,565	4,651
	Sovcomflot PJSC	4,516,141	4,224
	Severstal PAO GDR	206,805	4,078
	Mechel PJSC Preference Shares	899,940	3,663
	Mosenergo PJSC	120,668,554	3,305
	Bashneft PJSC Preference Shares	236,470	3,128
	Bank St. Petersburg PJSC	3,060,330	3,120
	M.Video PJSC	630,702	3,061
	Rosseti Lenenergo PJSC Preference Shares	1,406,706	2,906
	LSR Group PJSC Class A	322,692	2,749
	Novorossiysk Commercial Sea Port PJSC	28,049,569	2,418
[1]	Segezha Group PJSC	18,427,200	2,383
	OGK-2 PJSC	302,841,880	2,323
*	ENEL RUSSIA PJSC	126,293,000	1,320
	TGC-1 PJSC	10,414,590,345	1,307
	PhosAgro PJSC	18,419	1,302
	IDGC of Centre & Volga Region PJSC	313,271,828	913
	Cherkizovo Group PJSC	16,179	629
*	Mechel PJSC ADR	164,675	482
			3,183,486
Saudi Arabia (3.9%)
	Al Rajhi Bank	17,109,646	679,468
	Saudi National Bank	30,616,488	603,648
[1]	Saudi Arabian Oil Co.	35,088,110	350,216
	Saudi Basic Industries Corp.	9,375,470	313,830
	Saudi Telecom Co.	8,411,006	264,619
	Riyad Bank	16,959,468	154,186
*	Saudi Arabian Mining Co.	5,650,714	139,260
	Saudi British Bank	12,439,152	133,597
	SABIC Agri-Nutrients Co.	2,612,501	118,444
	Banque Saudi Fransi	8,260,839	115,859
	Alinma Bank	13,815,634	110,769
*	Bank AlBilad	5,173,737	76,904
	Saudi Electricity Co.	10,887,661	76,559
	Sahara International Petrochemical Co.	5,101,697	59,014
	Arab National Bank	7,699,856	56,983
	Dr Sulaiman Al Habib Medical Services Group Co.	1,260,594	55,694
*	Saudi Kayan Petrochemical Co.	10,555,629	55,682
	Yanbu National Petrochemical Co.	3,027,620	55,052
*	ACWA Power Co.	1,978,966	53,850
	Almarai Co. JSC	3,499,214	45,929
	Jarir Marketing Co.	840,412	45,225
	Etihad Etisalat Co.	5,170,871	44,999
	Bank Al-Jazira	5,753,681	35,727
	Savola Group	3,606,194	32,874
	Bupa Arabia for Cooperative Insurance Co.	814,592	32,348
	Mouwasat Medical Services Co.	588,356	31,103
	Advanced Petrochemical Co.	1,539,321	30,883

		Shares	Market Value ($000)
	Saudi Industrial Investment Group	3,231,686	29,552
*	National Industrialization Co.	4,798,222	29,282
*	Saudi Research & Media Group	450,282	29,005
*	Mobile Telecommunications Co. Saudi Arabia	6,058,461	21,703
*	Emaar Economic City	6,233,335	21,521
	National Petrochemical Co.	1,773,825	20,151
*	Rabigh Refining & Petrochemical Co.	3,069,418	20,032
	Southern Province Cement Co.	996,761	18,598
	Co. for Cooperative Insurance	841,396	17,527
*	Dar Al Arkan Real Estate Development Co.	6,345,974	17,485
	Abdullah Al Othaim Markets Co.	614,861	17,336
*	Arabian Internet & Communications Services Co.	296,228	16,410
	United Electronics Co.	425,733	15,890
	Saudi Cement Co.	955,418	14,309
	Arabian Centres Co. Ltd.	2,298,088	14,100
	Qassim Cement Co.	607,658	12,957
*	Saudi Airlines Catering Co.	576,066	12,856
	Yanbu Cement Co.	1,159,368	12,095
*	Seera Group Holding	2,231,106	11,742
	Dallah Healthcare Co.	487,374	11,351
	Aldrees Petroleum & Transport Services Co.	542,758	11,340
*	Saudi Ground Services Co.	1,246,800	11,321
	Leejam Sports Co. JSC	349,932	11,113
*	Yamama Cement Co.	1,444,275	10,428
	BinDawood Holding Co.	371,772	9,576
	Saudia Dairy & Foodstuff Co.	218,489	9,513
	Saudi Ceramic Co.	620,592	9,261
	Al Hammadi Co. for Development & Investment	820,416	9,215
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	817,122	8,911
	Jadwa REIT Saudi Fund	1,884,411	7,998
	Eastern Province Cement Co.	619,383	7,503
	Arabian Cement Co.	665,600	7,229
	National Gas & Industrialization Co.	482,309	6,967
*	Saudi Real Estate Co.	1,168,835	6,622
	United International Transportation Co.	476,695	6,403
	Arriyadh Development Co.	867,234	6,275
	City Cement Co.	989,247	6,213
*	National Agriculture Development Co.	701,651	6,196
*	Saudi Public Transport Co.	911,818	5,844
	Najran Cement Co.	1,165,955	5,838
	Astra Industrial Group	491,756	5,637
	Northern Region Cement Co.	1,498,066	5,547
	National Medical Care Co.	303,331	5,512
*	Dur Hospitality Co.	589,267	5,238
	Saudi Chemical Co. Holding	550,457	5,132
*	Aseer Trading Tourism & Manufacturing Co.	844,387	4,991
*	Middle East Healthcare Co.	512,445	4,744
*	Fawaz Abdulaziz Al Hokair & Co.	1,048,183	4,627
	Herfy Food Services Co.	266,997	4,576
*	Methanol Chemicals Co.	424,890	4,396
	Bawan Co.	445,710	4,389
*	Zamil Industrial Investment Co.	459,729	3,740
*	Mediterranean & Gulf Insurance & Reinsurance Co.	659,020	3,332
*	Al Jouf Cement Co.	1,049,330	3,106
*	Tabuk Cement Co.	643,569	3,099
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	620,438	3,072
	Hail Cement Co.	511,027	1,917
			4,373,445

		Shares	Market Value ($000)
South Africa (3.9%)
	Naspers Ltd.	2,950,490	476,941
*	MTN Group Ltd.	25,189,967	316,787
	FirstRand Ltd.	68,683,025	276,868
*	Sasol Ltd.	7,799,465	175,585
	Impala Platinum Holdings Ltd.	11,358,973	175,120
	Standard Bank Group Ltd.	17,828,561	174,010
	Capitec Bank Holdings Ltd.	1,159,459	152,638
	Sibanye Stillwater Ltd.	38,802,264	144,631
	Gold Fields Ltd.	12,170,744	130,421
	AngloGold Ashanti Ltd.	5,824,977	109,200
	Absa Group Ltd.	9,840,437	109,054
	Sanlam Ltd.	24,609,837	101,111
	Bid Corp. Ltd.	4,656,191	100,633
	Anglo American Platinum Ltd.	826,679	100,164
	Shoprite Holdings Ltd.	6,851,925	93,747
	Vodacom Group Ltd.	8,091,698	77,670
	Nedbank Group Ltd.	5,854,599	72,857
	Aspen Pharmacare Holdings Ltd.	5,339,169	71,930
[2]	Clicks Group Ltd.	3,465,715	66,368
	Remgro Ltd.	7,264,568	62,725
*	Northam Platinum Holdings Ltd.	4,701,575	62,224
	Bidvest Group Ltd.	4,807,892	58,948
*,2	Discovery Ltd.	5,756,371	58,172
	Old Mutual Ltd.	63,414,219	57,144
	Mr Price Group Ltd.	3,625,536	48,200
	Growthpoint Properties Ltd.	47,752,674	45,385
	Woolworths Holdings Ltd.	12,595,353	43,517
	MultiChoice Group	5,189,592	42,563
	NEPI Rockcastle plc	6,034,172	41,034
	Reinet Investments SCA	1,919,943	38,149
	Foschini Group Ltd.	4,540,891	38,032
	Exxaro Resources Ltd.	3,452,004	37,344
	Rand Merchant Investment Holdings Ltd.	10,690,019	33,774
[1,2]	Pepkor Holdings Ltd.	21,905,130	32,299
	SPAR Group Ltd.	2,704,937	29,580
	Life Healthcare Group Holdings Ltd.	19,427,335	28,539
	Harmony Gold Mining Co. Ltd.	7,443,646	27,188
	Kumba Iron Ore Ltd.	751,849	26,824
[2]	Tiger Brands Ltd.	2,249,917	26,798
	Royal Bafokeng Platinum Ltd.	2,367,808	25,217
	Barloworld Ltd.	2,718,954	23,544
	AVI Ltd.	4,693,392	23,350
	Transaction Capital Ltd.	7,788,274	21,983
	African Rainbow Minerals Ltd.	1,469,008	21,875
	Investec Ltd.	3,861,585	21,815
	Truworths International Ltd.	5,834,647	21,507
*	Sappi Ltd.	7,630,811	21,397
	Redefine Properties Ltd.	78,935,854	21,004
[2]	Netcare Ltd.	20,274,314	19,620
*,2	Steinhoff International Holdings NV (XJSE)	61,142,059	19,379
	Resilient REIT Ltd.	4,693,171	18,461
	Motus Holdings Ltd.	2,343,663	17,823
	Momentum Metropolitan Holdings	12,611,296	16,505
	Pick n Pay Stores Ltd.	4,925,511	16,378
[2]	Fortress REIT Ltd. Class A (XJSE)	17,450,203	14,667
*	Telkom SA SOC Ltd.	4,108,362	13,240
	AECI Ltd.	1,735,524	12,874

		Shares	Market Value ($000)
	Coronation Fund Managers Ltd.	3,863,781	12,871
*	PSG Group Ltd.	2,264,803	12,344
	Equites Property Fund Ltd.	8,383,805	11,694
[1]	Dis-Chem Pharmacies Ltd.	4,977,147	11,535
*	Distell Group Holdings Ltd.	1,037,255	11,414
	Super Group Ltd.	4,932,033	10,722
*	Thungela Resources Ltd.	1,749,074	10,704
	Santam Ltd.	604,192	10,606
	Imperial Logistics Ltd.	2,475,568	10,425
	JSE Ltd.	1,323,336	10,062
*	Liberty Holdings Ltd.	1,520,501	9,754
	Vukile Property Fund Ltd.	12,410,070	9,603
	Hyprop Investments Ltd.	3,942,083	9,259
	KAP Industrial Holdings Ltd.	33,010,075	9,140
	Omnia Holdings Ltd.	2,222,784	8,908
	MAS Real Estate Inc.	5,602,006	7,513
	Reunert Ltd.	2,378,511	7,409
	Advtech Ltd.	7,329,448	7,309
	Ninety One Ltd.	1,801,858	6,167
	DataTec Ltd.	2,421,219	6,009
	Astral Foods Ltd.	535,740	5,971
	Investec Property Fund Ltd.	7,527,582	5,965
	Raubex Group Ltd.	2,286,937	5,568
	SA Corporate Real Estate Ltd.	34,506,381	5,381
	Cashbuild Ltd.	292,491	5,333
*	Famous Brands Ltd.	1,082,038	5,015
*	Attacq Ltd.	9,912,267	4,988
*	Massmart Holdings Ltd.	1,360,236	4,912
*	Tsogo Sun Gaming Ltd.	6,471,329	4,676
	DRDGOLD Ltd.	5,809,115	4,613
*	Sun International Ltd.	2,557,223	4,488
	Wilson Bayly Holmes-Ovcon Ltd.	615,686	4,459
*	EPP NV	6,202,151	4,371
	Long4Life Ltd.	10,499,295	3,950
	Hudaco Industries Ltd.	383,847	3,407
[2]	Brait plc	10,744,448	3,384
*,2	Curro Holdings Ltd.	3,526,773	3,095
*	Hosken Consolidated Investments Ltd.	622,421	2,973
*	Blue Label Telecoms Ltd.	8,442,071	2,812
*	Fortress REIT Ltd. Class B (XJSE)	11,055,024	2,620
	Alexander Forbes Group Holdings Ltd.	8,424,381	2,325
[2]	Zeder Investments Ltd.	10,484,593	2,262
	Emira Property Fund Ltd.	3,207,014	2,108
	Altron Ltd. Class A	3,383,202	1,826
	Adcock Ingram Holdings Ltd.	125,714	416
	Irongate Group	281,154	365
*	Steinhoff International Holdings NV (XETR)	1,075,902	343
			4,405,887
Taiwan (19.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	265,103,285	6,129,716
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,028,753	1,720,346
	MediaTek Inc.	20,760,630	824,595
	Hon Hai Precision Industry Co. Ltd.	166,687,761	623,233
	Delta Electronics Inc.	30,373,356	299,647
	Fubon Financial Holding Co. Ltd.	98,109,033	270,733
	Cathay Financial Holding Co. Ltd.	115,360,826	267,585
	Formosa Plastics Corp.	68,144,057	261,296
	CTBC Financial Holding Co. Ltd.	253,051,062	254,395

		Shares	Market Value ($000)
	Nan Ya Plastics Corp.	79,096,819	249,768
	United Microelectronics Corp.	103,176,270	215,566
	China Steel Corp.	172,358,308	210,934
	Mega Financial Holding Co. Ltd.	151,495,503	202,758
	E.Sun Financial Holding Co. Ltd.	176,972,816	186,103
	ASE Technology Holding Co. Ltd.	48,107,723	175,213
	Chailease Holding Co. Ltd.	18,714,096	171,652
	Uni-President Enterprises Corp.	66,948,868	164,090
	Yuanta Financial Holding Co. Ltd.	163,802,210	150,605
	China Development Financial Holding Corp.	217,792,303	145,283
	Chunghwa Telecom Co. Ltd.	33,123,663	140,776
	Formosa Chemicals & Fibre Corp.	47,584,449	136,404
	Unimicron Technology Corp.	18,097,979	135,676
	Taiwan Cooperative Financial Holding Co. Ltd.	136,872,992	131,324
	Realtek Semiconductor Corp.	6,756,959	131,086
	Asustek Computer Inc.	9,944,937	130,015
	First Financial Holding Co. Ltd.	141,947,513	129,260
	Quanta Computer Inc.	37,194,200	125,891
	Taiwan Cement Corp.	73,604,753	125,182
	Yageo Corp.	7,261,979	123,764
	Evergreen Marine Corp. Taiwan Ltd.	28,725,897	121,876
[2]	United Microelectronics Corp. ADR	12,023,058	118,187
	Silergy Corp.	842,890	113,929
	Hua Nan Financial Holdings Co. Ltd.	137,482,790	108,935
	Taishin Financial Holding Co. Ltd.	151,373,135	108,252
	Novatek Microelectronics Corp.	5,975,560	105,088
	Largan Precision Co. Ltd.	1,404,076	104,048
	Hotai Motor Co. Ltd.	4,453,154	97,524
	SinoPac Financial Holdings Co. Ltd.	147,418,618	88,203
	Chunghwa Telecom Co. Ltd. ADR	2,026,530	87,972
*	Yang Ming Marine Transport Corp.	23,138,725	85,704
	Globalwafers Co. Ltd.	2,887,810	82,415
	Advantech Co. Ltd.	5,931,361	82,210
	Taiwan Mobile Co. Ltd.	22,578,941	81,158
	Shanghai Commercial & Savings Bank Ltd.	45,887,350	77,416
	President Chain Store Corp.	7,903,449	75,487
	Airtac International Group	2,100,830	73,758
	Accton Technology Corp.	7,569,610	73,097
	Win Semiconductors Corp.	5,789,519	71,722
	Pegatron Corp.	28,287,213	71,105
	Shin Kong Financial Holding Co. Ltd.	176,355,288	71,090
	Lite-On Technology Corp.	30,200,084	69,750
	Parade Technologies Ltd.	943,290	69,642
	E Ink Holdings Inc.	12,549,440	68,401
	Formosa Petrochemical Corp.	19,253,977	67,196
	AU Optronics Corp.	85,916,549	63,873
	Wan Hai Lines Ltd.	11,236,606	61,597
	Vanguard International Semiconductor Corp.	12,551,640	60,548
	Sino-American Silicon Products Inc.	7,694,742	60,229
	Eclat Textile Co. Ltd.	2,712,209	60,169
	Chang Hwa Commercial Bank Ltd.	91,845,373	58,788
	Far Eastern New Century Corp.	54,965,963	57,581
	Catcher Technology Co. Ltd.	10,131,956	57,092
	eMemory Technology Inc.	949,100	55,409
	Innolux Corp.	87,948,372	55,241
	Micro-Star International Co. Ltd.	9,712,200	54,324
	Compal Electronics Inc.	57,889,900	52,940
	Asia Cement Corp.	32,788,510	52,533

		Shares	Market Value ($000)
	Ruentex Development Co. Ltd.	22,322,778	51,979
	Feng TAY Enterprise Co. Ltd.	6,281,132	51,513
	ASPEED Technology Inc.	458,010	51,468
	Giant Manufacturing Co. Ltd.	4,411,423	51,094
	Far EasTone Telecommunications Co. Ltd.	21,684,035	50,824
	Nan Ya Printed Circuit Board Corp.	2,849,521	50,039
	Winbond Electronics Corp.	42,554,452	47,495
	Synnex Technology International Corp.	19,080,800	46,990
	Chroma ATE Inc.	5,802,280	45,228
	Wistron Corp.	39,768,535	45,204
	Pou Chen Corp.	37,479,021	43,573
	Acer Inc.	41,662,897	43,208
	Walsin Lihwa Corp.	44,800,405	42,510
	Elite Material Co. Ltd.	4,323,156	42,153
	Wiwynn Corp.	1,137,280	41,691
	WPG Holdings Ltd.	20,457,720	40,331
*	Walsin Technology Corp.	7,118,521	39,726
	Macronix International Co. Ltd.	25,847,737	39,421
	Inventec Corp.	42,491,966	38,976
	Merida Industry Co. Ltd.	3,549,526	37,459
	Hiwin Technologies Corp.	3,809,313	36,883
	Gigabyte Technology Co. Ltd.	7,044,850	36,352
	Voltronic Power Technology Corp.	694,325	35,782
	Phison Electronics Corp.	2,150,080	35,636
*	Oneness Biotech Co. Ltd.	4,107,000	35,515
	Foxconn Technology Co. Ltd.	15,808,663	34,824
*	TA Chen Stainless Pipe	21,169,775	34,191
	Powertech Technology Inc.	9,291,550	33,117
	Cheng Shin Rubber Industry Co. Ltd.	26,306,095	33,071
	Tripod Technology Corp.	7,018,040	32,764
*	China Airlines Ltd.	37,569,146	32,739
	Lien Hwa Industrial Holdings Corp.	14,763,970	32,717
	Alchip Technologies Ltd.	923,463	32,037
	Zhen Ding Technology Holding Ltd.	9,103,710	31,382
	ASMedia Technology Inc.	528,857	30,494
*	Eva Airways Corp.	34,109,760	30,450
	Kinsus Interconnect Technology Corp.	3,942,530	29,814
	Taiwan High Speed Rail Corp.	28,278,912	29,130
	Nanya Technology Corp.	10,930,878	29,038
	Chicony Electronics Co. Ltd.	8,907,458	28,581
*	ENNOSTAR Inc.	8,566,484	28,386
	Teco Electric & Machinery Co. Ltd.	26,040,320	27,858
	Sinbon Electronics Co. Ltd.	2,782,475	27,062
	Ruentex Industries Ltd.	7,819,068	27,059
	Simplo Technology Co. Ltd.	2,346,310	26,833
	Taiwan Business Bank	71,537,414	26,683
	Taiwan Fertilizer Co. Ltd.	10,905,186	26,512
	Nien Made Enterprise Co. Ltd.	1,873,560	26,427
	ITEQ Corp.	5,720,357	26,295
	momo.com Inc.	636,600	26,013
	Compeq Manufacturing Co. Ltd.	16,513,760	25,570
	King Yuan Electronics Co. Ltd.	15,334,280	25,419
	Elan Microelectronics Corp.	4,234,870	25,142
	Lotes Co. Ltd.	948,737	24,935
	AP Memory Technology Corp.	1,629,120	24,222
*	HTC Corp.	10,167,301	24,066
	Highwealth Construction Corp.	13,827,321	23,391
	IBF Financial Holdings Co. Ltd.	40,338,870	23,390

		Shares	Market Value ($000)
	Makalot Industrial Co. Ltd.	2,764,808	23,289
	Radiant Opto-Electronics Corp.	5,996,751	22,201
	Faraday Technology Corp.	2,916,000	21,921
*	China Petrochemical Development Corp.	49,157,041	21,877
	Taiwan Surface Mounting Technology Corp.	4,547,110	21,833
	YFY Inc.	17,966,703	21,620
	Qisda Corp.	19,848,620	21,489
	Wafer Works Corp.	7,453,103	21,336
	Tung Ho Steel Enterprise Corp.	8,443,602	20,847
	Tong Hsing Electronic Industries Ltd.	2,091,453	20,586
	Global Unichip Corp.	1,168,960	20,525
	Chipbond Technology Corp.	8,045,630	20,067
	Taichung Commercial Bank Co. Ltd.	41,375,535	19,902
	King's Town Bank Co. Ltd.	13,465,184	19,815
	Elite Semiconductor Microelectronics Technology Inc.	3,720,000	19,750
	Genius Electronic Optical Co. Ltd.	1,129,299	19,713
	Taiwan Glass Industry Corp.	22,866,290	19,558
	HannStar Display Corp.	32,370,193	19,288
	Eternal Materials Co. Ltd.	14,433,630	19,126
*	Medigen Vaccine Biologics Corp.	2,006,732	18,281
	Wisdom Marine Lines Co. Ltd.	6,725,155	18,271
	Bizlink Holding Inc.	1,677,128	18,270
	Great Wall Enterprise Co. Ltd.	9,468,406	17,903
*	FLEXium Interconnect Inc.	4,916,990	17,455
	Advanced Energy Solution Holding Co. Ltd.	318,000	17,376
	Pan Jit International Inc.	5,101,740	17,307
	Capital Securities Corp.	29,263,773	17,264
*	Episil Technologies Inc.	4,335,149	17,221
	International Games System Co. Ltd.	655,300	16,932
	Nan Kang Rubber Tire Co. Ltd.	10,238,390	16,920
	Cheng Loong Corp.	13,382,230	16,615
	Chung Hung Steel Corp.	12,058,000	16,442
	Poya International Co. Ltd.	1,065,780	16,266
	Mitac Holdings Corp.	13,687,901	16,182
	Jentech Precision Industrial Co. Ltd.	1,118,570	16,138
	Goldsun Building Materials Co. Ltd.	17,184,415	16,047
	Yulon Finance Corp.	2,501,537	15,935
	Fitipower Integrated Technology Inc.	1,997,375	15,645
	Shinkong Synthetic Fibers Corp.	22,292,400	15,608
	Nantex Industry Co. Ltd.	5,138,000	15,560
	Coretronic Corp.	5,616,900	15,383
	WT Microelectronics Co. Ltd.	4,886,651	15,212
	Visual Photonics Epitaxy Co. Ltd.	3,214,960	15,170
	Feng Hsin Steel Co. Ltd.	4,971,200	14,927
	TXC Corp.	4,331,630	14,840
	Formosa Taffeta Co. Ltd.	14,328,632	14,822
	ChipMOS Technologies Inc.	8,670,148	14,754
	King Slide Works Co. Ltd.	883,000	14,386
	FocalTech Systems Co. Ltd.	2,628,482	14,343
	Sitronix Technology Corp.	1,344,070	14,120
*	Yieh Phui Enterprise Co. Ltd.	17,667,928	14,082
	CTCI Corp.	10,169,510	14,068
	Tainan Spinning Co. Ltd.	15,801,000	14,000
	Taiwan Secom Co. Ltd.	3,811,876	13,999
	TSRC Corp.	10,223,940	13,862
	Gold Circuit Electronics Ltd.	4,918,090	13,695
	Ardentec Corp.	6,994,522	13,449
	United Integrated Services Co. Ltd.	2,073,800	13,231

		Shares	Market Value ($000)
*	United Renewable Energy Co. Ltd.	17,653,629	12,989
	USI Corp.	12,781,861	12,918
	Taiwan Union Technology Corp.	3,812,052	12,865
	Asia Vital Components Co. Ltd.	3,741,890	12,805
*	Microbio Co. Ltd.	5,756,183	12,702
	Standard Foods Corp.	6,726,603	12,479
	Grand Pacific Petrochemical	12,730,304	12,408
*	RDC Semiconductor Co. Ltd.	714,000	12,329
	U-Ming Marine Transport Corp.	6,204,108	12,252
	Via Technologies Inc.	4,885,620	12,235
	Yulon Motor Co. Ltd.	8,187,444	12,222
	Arcadyan Technology Corp.	2,694,219	12,163
	AU Optronics Corp. ADR	1,674,810	12,008
	Wistron NeWeb Corp.	4,594,787	11,802
	SDI Corp.	2,095,236	11,756
	Far Eastern Department Stores Ltd.	15,516,878	11,743
	Far Eastern International Bank	29,553,465	11,721
	Apex International Co. Ltd.	2,800,000	11,701
	Supreme Electronics Co. Ltd.	6,601,375	11,678
	Fusheng Precision Co. Ltd.	1,641,920	11,675
	Solar Applied Materials Technology Corp.	6,631,607	11,404
	Sigurd Microelectronics Corp.	5,471,546	11,339
*	Asia Optical Co. Inc.	3,627,260	11,228
	Everlight Electronics Co. Ltd.	5,645,410	11,196
	President Securities Corp.	13,724,241	11,123
	Getac Holdings Corp.	5,641,420	11,062
	Taiwan Mask Corp.	3,038,272	10,975
	OptoTech Corp.	5,048,987	10,928
	Sercomm Corp.	3,817,600	10,775
	Topco Scientific Co. Ltd.	1,772,342	10,682
	Transcend Information Inc.	4,192,069	10,672
	Hota Industrial Manufacturing Co. Ltd.	3,544,178	10,656
	General Interface Solution Holding Ltd.	3,036,070	10,603
	Taiwan Paiho Ltd.	3,629,140	10,576
	Huaku Development Co. Ltd.	3,212,200	10,537
	Taiwan Hon Chuan Enterprise Co. Ltd.	4,039,650	10,452
	International CSRC Investment Holdings Co.	11,569,270	10,431
	Run Long Construction Co. Ltd.	5,279,412	10,406
	Charoen Pokphand Enterprise	3,449,676	10,328
	Greatek Electronics Inc.	3,806,000	10,209
	TCI Co. Ltd.	1,450,549	10,178
	XinTec Inc.	2,182,225	10,175
	Wah Lee Industrial Corp.	2,753,194	10,108
	Merry Electronics Co. Ltd.	3,106,999	10,053
	Center Laboratories Inc.	4,753,011	9,909
	Farglory Land Development Co. Ltd.	4,280,550	9,890
	Holy Stone Enterprise Co. Ltd.	2,326,793	9,834
	Kenda Rubber Industrial Co. Ltd.	9,004,000	9,824
	Longchen Paper & Packaging Co. Ltd.	11,957,606	9,746
	Primax Electronics Ltd.	4,979,940	9,709
	UPC Technology Corp.	12,518,041	9,428
	Clevo Co.	8,329,000	9,277
	Kinpo Electronics	16,670,670	9,065
	ADATA Technology Co. Ltd.	2,841,000	8,779
*	Etron Technology Inc.	3,288,960	8,770
	RichWave Technology Corp.	1,066,800	8,702
	Sanyang Motor Co. Ltd.	8,924,330	8,682
	Cleanaway Co. Ltd.	1,146,000	8,662

		Shares	Market Value ($000)
	Century Iron & Steel Industrial Co. Ltd.	2,225,000	8,656
	Gudeng Precision Industrial Co. Ltd.	909,517	8,650
	China Steel Chemical Corp.	2,053,000	8,550
*	EirGenix Inc.	2,358,868	8,542
*	Oriental Union Chemical Corp.	11,273,582	8,381
	Cheng Uei Precision Industry Co. Ltd.	6,068,673	8,347
	Foxsemicon Integrated Technology Inc.	996,642	8,241
	Advanced Wireless Semiconductor Co.	1,894,266	8,235
	Taiwan Semiconductor Co. Ltd.	3,261,290	8,215
	Grape King Bio Ltd.	1,437,529	8,092
	Formosa Sumco Technology Corp.	764,000	7,995
	Hotai Finance Co. Ltd.	2,074,000	7,965
	China Motor Corp.	3,556,844	7,894
	Advanced Ceramic X Corp.	683,105	7,848
	Holtek Semiconductor Inc.	2,105,483	7,844
*	OBI Pharma Inc.	1,779,917	7,671
	Tong Yang Industry Co. Ltd.	6,625,350	7,588
	Chung-Hsin Electric & Machinery Manufacturing Corp.	4,893,000	7,507
	TTY Biopharm Co. Ltd.	3,065,160	7,479
	Pegavision Corp.	511,000	7,397
	AURAS Technology Co. Ltd.	919,000	7,386
	AcBel Polytech Inc.	6,257,000	7,363
	Dynapack International Technology Corp.	1,986,000	7,353
	Pixart Imaging Inc.	1,451,680	7,333
	Prince Housing & Development Corp.	15,547,270	7,275
	Taiwan Cogeneration Corp.	5,401,850	7,234
	Chong Hong Construction Co. Ltd.	2,691,000	7,193
	Hannstar Board Corp.	4,637,685	7,067
	China General Plastics Corp.	5,855,926	7,056
*	Shihlin Paper Corp.	3,047,433	7,032
	Global Mixed Mode Technology Inc.	824,000	7,027
	Cub Elecparts Inc.	1,063,008	6,947
	China Man-Made Fiber Corp.	20,023,016	6,890
	Sporton International Inc.	906,631	6,874
	Pan-International Industrial Corp.	5,036,000	6,787
	Chicony Power Technology Co. Ltd.	2,364,000	6,764
*	91APP Inc.	768,243	6,756
	LandMark Optoelectronics Corp.	945,470	6,750
	Andes Technology Corp.	435,000	6,737
	Evergreen International Storage & Transport Corp.	6,469,000	6,734
	Hsin Kuang Steel Co. Ltd.	3,518,000	6,733
*	Taiwan TEA Corp.	8,730,000	6,705
	Co-Tech Development Corp.	2,676,000	6,692
	TPK Holding Co. Ltd.	4,633,288	6,679
*	TSEC Corp.	5,076,000	6,650
	Ta Ya Electric Wire & Cable	7,883,010	6,605
	Shin Zu Shing Co. Ltd.	1,974,853	6,592
	Sunplus Technology Co. Ltd.	5,218,000	6,583
	Taiwan PCB Techvest Co. Ltd.	3,872,000	6,571
	Taiwan Sakura Corp.	2,695,000	6,531
	St. Shine Optical Co. Ltd.	620,000	6,516
	Adimmune Corp.	4,581,825	6,512
	Asia Polymer Corp.	5,033,340	6,509
	Universal Vision Biotechnology Co. Ltd.	668,000	6,503
	Nan Pao Resins Chemical Co. Ltd.	1,286,000	6,486
	Kindom Development Co. Ltd.	5,000,600	6,448
	Kinik Co.	1,798,000	6,438
	Ginko International Co. Ltd.	648,900	6,435

		Shares	Market Value ($000)
	Sunny Friend Environmental Technology Co. Ltd.	896,000	6,388
	Silicon Integrated Systems Corp.	7,635,819	6,379
	Darfon Electronics Corp.	3,884,000	6,351
*	Phihong Technology Co. Ltd.	4,079,000	6,333
*	TaiMed Biologics Inc.	2,576,090	6,268
	Weltrend Semiconductor	1,901,567	6,181
	BES Engineering Corp.	19,381,000	6,175
	Systex Corp.	2,013,000	6,161
*	Mercuries Life Insurance Co. Ltd.	18,253,494	6,122
	Chang Wah Electromaterials Inc.	4,683,000	6,079
	Chin-Poon Industrial Co. Ltd.	4,806,890	6,044
	Test Research Inc.	2,789,660	5,917
	Federal Corp.	5,954,040	5,869
	Ennoconn Corp.	757,758	5,867
	YC INOX Co. Ltd.	5,299,800	5,800
	Mercuries & Associates Holding Ltd.	7,372,824	5,687
	Dimerco Express Corp.	1,605,199	5,676
	AmTRAN Technology Co. Ltd.	9,518,756	5,674
	Gamania Digital Entertainment Co. Ltd.	2,427,916	5,672
	Fittech Co. Ltd.	688,491	5,663
	Fulgent Sun International Holding Co. Ltd.	1,455,893	5,641
	KMC Kuei Meng International Inc.	816,000	5,632
	ITE Technology Inc.	1,519,000	5,628
*	Orient Semiconductor Electronics Ltd.	6,664,792	5,625
	TaiDoc Technology Corp.	829,000	5,589
	Nichidenbo Corp.	2,967,460	5,578
	Chunghwa Precision Test Tech Co. Ltd.	240,153	5,560
	Sensortek Technology Corp.	336,000	5,559
	Sonix Technology Co. Ltd.	1,824,000	5,523
	Taiwan FamilyMart Co. Ltd.	628,000	5,465
	Innodisk Corp.	775,200	5,449
	T3EX Global Holdings Corp.	1,314,000	5,447
	Thinking Electronic Industrial Co. Ltd.	1,029,000	5,442
*	CMC Magnetics Corp.	14,093,950	5,415
	Gemtek Technology Corp.	4,735,000	5,373
*	Unitech Printed Circuit Board Corp.	8,173,880	5,285
	Topkey Corp.	1,059,000	5,130
	Cathay Real Estate Development Co. Ltd.	7,517,984	5,125
	Kaimei Electronic Corp.	1,544,000	5,097
	Ton Yi Industrial Corp.	9,910,000	5,037
	Chlitina Holding Ltd.	661,000	5,023
	Sampo Corp.	4,557,800	4,998
	Altek Corp.	2,882,000	4,988
	PChome Online Inc.	1,257,873	4,973
*	Asia Pacific Telecom Co. Ltd.	17,233,352	4,966
	Hu Lane Associate Inc.	1,078,300	4,949
	Soft-World International Corp.	1,497,653	4,928
	Ho Tung Chemical Corp.	12,634,459	4,912
	Everlight Chemical Industrial Corp.	5,648,200	4,884
*	CSBC Corp. Taiwan	6,580,119	4,808
	Aten International Co. Ltd.	1,629,740	4,803
*	Unizyx Holding Corp.	4,418,000	4,775
	Acter Group Corp. Ltd.	595,416	4,745
*	Career Technology MFG. Co. Ltd.	5,544,721	4,739
	China Metal Products	3,925,000	4,734
	Flytech Technology Co. Ltd.	1,757,650	4,688
	Sunonwealth Electric Machine Industry Co. Ltd.	2,975,000	4,617
	Chia Hsin Cement Corp.	6,370,000	4,610

		Shares	Market Value ($000)
	Wei Chuan Foods Corp.	5,921,600	4,603
	Lung Yen Life Service Corp.	2,978,000	4,592
	Motech Industries Inc.	4,012,574	4,576
	Tung Thih Electronic Co. Ltd.	871,000	4,533
	Hung Sheng Construction Ltd.	5,211,464	4,483
	D-Link Corp.	7,378,400	4,451
	YungShin Global Holding Corp.	2,884,000	4,429
	Xxentria Technology Materials Corp.	1,840,000	4,425
	Taiwan Styrene Monomer	7,236,050	4,414
	Chun Yuan Steel Industry Co. Ltd.	5,583,000	4,355
*	First Steamship Co. Ltd.	10,326,968	4,330
	Radium Life Tech Co. Ltd.	10,880,760	4,315
*	Lealea Enterprise Co. Ltd.	11,405,930	4,274
*	Chung Hwa Pulp Corp.	5,252,000	4,265
	Formosa International Hotels Corp.	796,000	4,238
	Namchow Holdings Co. Ltd.	2,384,000	4,208
*	Adlink Technology Inc.	1,932,895	4,199
	CyberTAN Technology Inc.	4,414,000	4,138
*	Gigastorage Corp.	4,378,953	4,095
	Sinyi Realty Inc.	3,241,000	4,042
	Global Brands Manufacture Ltd.	3,108,680	4,040
	Gourmet Master Co. Ltd.	1,040,469	3,993
	Gloria Material Technology Corp.	5,366,640	3,977
	Jih Sun Financial Holdings Co. Ltd.	8,876,116	3,946
	Kung Long Batteries Industrial Co. Ltd.	797,000	3,941
	Chief Telecom Inc.	408,000	3,922
	Depo Auto Parts Ind Co. Ltd.	1,799,000	3,856
*	Ambassador Hotel	3,471,000	3,850
	Wowprime Corp.	821,000	3,762
	HannsTouch Solution Inc.	7,036,115	3,756
	Egis Technology Inc.	934,100	3,699
	Lotus Pharmaceutical Co. Ltd.	1,176,000	3,683
	Machvision Inc.	416,306	3,623
	Syncmold Enterprise Corp.	1,417,500	3,518
	Kuo Yang Construction Co. Ltd.	4,150,900	3,477
	Speed Tech Corp.	1,273,000	3,384
	Quanta Storage Inc.	2,078,000	3,362
*	Shining Building Business Co. Ltd.	9,003,638	3,353
*	Li Peng Enterprise Co. Ltd.	9,936,000	3,348
	Sincere Navigation Corp.	3,656,240	3,317
*	Firich Enterprises Co. Ltd.	2,985,378	3,308
	Tyntek Corp.	3,436,000	3,304
	Taiflex Scientific Co. Ltd.	1,971,920	3,304
	Shin Foong Specialty & Applied Materials Co. Ltd.	604,200	3,276
	Formosan Rubber Group Inc.	4,084,135	3,252
	Advanced International Multitech Co. Ltd.	1,105,000	3,231
*	Lingsen Precision Industries Ltd.	3,717,000	3,214
	Elite Advanced Laser Corp.	1,666,349	3,195
	ScinoPharm Taiwan Ltd.	3,739,576	3,144
	Posiflex Technology Inc.	787,764	3,135
	Swancor Holding Co. Ltd.	953,000	3,056
	Bioteque Corp.	733,000	3,047
*	Ritek Corp.	8,822,489	3,045
	Test Rite International Co. Ltd.	3,879,129	3,019
	TA-I Technology Co. Ltd.	1,349,750	2,987
	Huang Hsiang Construction Corp.	2,080,000	2,952
	Zeng Hsing Industrial Co. Ltd.	561,000	2,924
*	PharmaEssentia Corp.	281,485	2,920

		Shares	Market Value ($000)
	IEI Integration Corp.	1,808,920	2,918
	Rich Development Co. Ltd.	8,788,000	2,900
	Nidec Chaun-Choung Technology Corp.	488,000	2,900
	Alpha Networks Inc.	2,610,772	2,882
	Yulon Nissan Motor Co. Ltd.	322,188	2,868
	Rexon Industrial Corp. Ltd.	1,749,525	2,828
	Johnson Health Tech Co. Ltd.	1,439,000	2,794
*	Medigen Biotechnology Corp.	1,470,000	2,790
	Dynamic Electronics Co. Ltd.	3,705,533	2,787
	China Chemical & Pharmaceutical Co. Ltd.	3,501,000	2,750
*	Darwin Precisions Corp.	5,857,900	2,731
	Cyberlink Corp.	880,674	2,721
	Nan Liu Enterprise Co. Ltd.	673,000	2,709
	Yeong Guan Energy Technology Group Co. Ltd.	1,154,180	2,599
	Bank of Kaohsiung Co. Ltd.	5,322,133	2,594
	KEE TAI Properties Co. Ltd.	5,952,000	2,572
	China Electric Manufacturing Corp.	3,879,180	2,564
	Hong Pu Real Estate Development Co. Ltd.	3,153,000	2,504
	Rechi Precision Co. Ltd.	3,808,000	2,489
	PharmaEngine Inc.	1,112,457	2,447
	FSP Technology Inc.	1,548,120	2,419
	Elitegroup Computer Systems Co. Ltd.	3,293,000	2,352
	WUS Printed Circuit Co. Ltd.	2,013,156	2,351
*	Roo Hsing Co. Ltd.	10,143,000	2,273
	Kuo Toong International Co. Ltd.	2,995,514	2,216
*	ALI Corp.	1,718,275	2,205
	Ichia Technologies Inc.	3,652,000	2,124
	Gigasolar Materials Corp.	298,000	1,955
*	Brogent Technologies Inc.	475,792	1,940
*	Infortrend Technology Inc.	3,282,000	1,938
*	Taigen Biopharmaceuticals Holdings Ltd.	4,011,820	1,933
*	AGV Products Corp.	5,064,370	1,931
	Taiyen Biotech Co. Ltd.	1,596,000	1,917
	Basso Industry Corp.	1,277,000	1,916
	Jess-Link Products Co. Ltd.	1,279,750	1,856
	Globe Union Industrial Corp.	3,543,000	1,852
	Dyaco International Inc.	1,153,000	1,829
*	Savior Lifetec Corp.	2,857,325	1,758
*	Tong-Tai Machine & Tool Co. Ltd.	2,993,000	1,743
*	Ability Enterprise Co. Ltd.	1,695,491	1,699
	Continental Holdings Corp.	1,997,000	1,693
*	Newmax Technology Co. Ltd.	1,301,000	1,687
	Iron Force Industrial Co. Ltd.	680,000	1,661
	TYC Brother Industrial Co. Ltd.	2,422,000	1,643
	Sheng Yu Steel Co. Ltd.	1,532,000	1,632
*	Zinwell Corp.	2,356,000	1,617
	GeneReach Biotechnology Corp.	438,565	1,521
	Toung Loong Textile Manufacturing	1,156,000	1,418
*,3	Pharmally International Holding Co. Ltd.	612,856	1,247
	Vivotek Inc.	351,349	945
	L&K Engineering Co. Ltd.	845,000	910
	CHC Healthcare Group	674,899	879
*,3	Unity Opto Technology Co. Ltd.	5,295,000	784
	Concraft Holding Co. Ltd.	848,492	776
	O-Bank Co. Ltd.	2,498,453	773
*	Li Cheng Enterprise Co. Ltd.	681,996	514
*	Taiwan Land Development Corp.	2,726,970	388
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	2,219,000	—

		Shares	Market Value ($000)
*,3	XPEC Entertainment Inc.	988,965	—
*,3	E-Ton Solar Tech Co. Ltd.	843,673	—
*,3	Green Energy Technology Inc.	2,819,000	—
*,3	Ya Hsin Industrial Co. Ltd.	5,306,018	—
*	Gigastorage Corp. Rights Exp. 2/21/22	679,306	—
*	China Development Financial Holding Corp. Preference Shares	1	—
			21,483,211
Thailand (2.6%)
	PTT PCL (Foreign)	193,137,215	228,022
	CP ALL PCL (Foreign)	72,845,921	138,095
	Siam Commercial Bank PCL (Foreign)	34,665,790	131,776
	Advanced Info Service PCL (Foreign)	15,670,606	104,093
*	Airports of Thailand PCL (Foreign)	52,464,844	101,056
	Bangkok Dusit Medical Services PCL (Foreign)	126,537,845	85,462
	Gulf Energy Development PCL (Foreign)	57,072,915	84,703
	Kasikornbank PCL (Foreign)	17,554,635	79,478
	Siam Cement PCL NVDR	6,822,296	79,248
	PTT Exploration & Production PCL (Foreign)	19,543,184	76,703
	Central Pattana PCL (Foreign)	36,862,224	60,585
	Energy Absolute PCL (Foreign)	22,088,696	59,572
	Siam Cement PCL (Foreign)	5,048,088	58,638
*	Minor International PCL (Foreign)	60,432,120	55,860
	PTT Global Chemical PCL (Foreign)	30,980,279	53,129
	Intouch Holdings PCL (Foreign)	20,054,700	46,453
	Delta Electronics Thailand PCL (Foreign)	4,190,300	44,386
	Indorama Ventures PCL (Foreign)	27,274,235	39,295
	Central Retail Corp. PCL (Foreign)	37,332,200	38,339
	Charoen Pokphand Foods PCL (Foreign)	49,152,417	37,462
	Home Product Center PCL (Foreign)	85,306,184	36,406
	BTS Group Holdings PCL (Foreign)	122,641,335	34,029
	Bangkok Bank PCL NVDR	8,190,600	33,509
	Digital Telecommunications Infrastructure Fund	76,299,913	32,556
[2]	Krungthai Card PCL (Foreign)	17,580,031	31,945
	Bangkok Expressway & Metro PCL (Foreign)	120,191,722	29,731
[2]	SCG Packaging PCL (Foreign)	15,545,500	29,253
	Krung Thai Bank PCL (Foreign)	66,600,696	28,228
[2]	Banpu PCL (Foreign)	82,387,573	27,615
	Land & Houses PCL NVDR	90,722,380	26,800
	PTT Oil & Retail Business PCL (Foreign)	35,107,200	26,126
[2]	KCE Electronics PCL (Foreign)	11,766,214	25,626
[2]	Global Power Synergy PCL (Foreign)	10,706,340	25,357
[2]	TMBThanachart Bank PCL (Foreign)	611,996,000	25,172
	Thai Oil PCL (Foreign)	14,712,655	23,448
	Bumrungrad Hospital PCL (Foreign)	5,403,374	23,015
	Thai Union Group PCL (Foreign)	36,542,379	22,983
	Electricity Generating PCL (Foreign)	4,106,411	21,053
	True Corp. PCL (Foreign)	141,123,188	20,546
[2]	Com7 PCL (Foreign)	8,233,200	19,555
[2]	IRPC PCL (Foreign)	160,721,214	18,494
	Tisco Financial Group PCL (Foreign)	6,142,368	18,305
	Muangthai Capital PCL (Foreign)	10,470,045	17,810
	Hana Microelectronics PCL (Foreign)	8,309,283	17,541
	Siam Makro PCL (Foreign)	14,386,057	17,405
	Osotspa PCL (Foreign)	17,597,700	17,118
	Srisawad Corp. PCL (Foreign)	9,289,403	16,917
	Jasmine Broadband Internet Infrastructure Fund	53,094,637	16,749
	Kasikornbank PCL NVDR	3,678,075	16,652
	Kiatnakin Phatra Bank PCL (Foreign)	7,666,170	16,087

		Shares	Market Value ($000)
	Bangkok Commercial Asset Management PCL (Foreign)	25,802,400	15,899
*	Asset World Corp. PCL (Foreign)	101,963,400	15,125
	Supalai PCL (Foreign)	21,700,985	14,817
[2]	Berli Jucker PCL (Foreign)	15,409,290	14,807
	Ratch Group PCL NVDR	10,979,168	14,720
	JMT Network Services PCL (Foreign)	7,406,564	14,331
[2]	Siam Global House PCL (Foreign)	23,915,435	13,739
[2]	Bangchak Corp. PCL (Foreign)	15,936,666	13,350
[2]	Carabao Group PCL (Foreign)	4,318,005	13,256
*,2	CPN Retail Growth Leasehold REIT	23,954,700	13,245
	Jay Mart PCL (Foreign)	8,145,900	13,187
[2]	WHA Corp. PCL (Foreign)	124,061,806	12,801
	Total Access Communication PCL NVDR	9,083,845	12,631
[2]	Gunkul Engineering PCL (Foreign)	60,543,466	12,606
	Thanachart Capital PCL (Foreign)	10,071,356	12,319
[2]	B Grimm Power PCL (Foreign)	10,715,947	11,490
[2]	Sri Trang Gloves Thailand PCL (Foreign)	13,050,500	11,385
[2]	Sri Trang Agro-Industry PCL (Foreign)	12,094,661	10,933
	Bangkok Bank PCL (Foreign)	2,651,141	10,846
*,2	Ngern Tid Lor PCL (Foreign)	10,027,900	10,685
	AP Thailand PCL (Foreign)	33,561,842	10,320
[2]	VGI PCL (Foreign)	60,697,284	10,089
*,2	Central Plaza Hotel PCL (Foreign)	9,535,413	10,074
	Tisco Financial Group PCL NVDR	3,244,993	9,671
[2]	CH Karnchang PCL (Foreign)	14,388,263	9,165
[2]	Sino-Thai Engineering & Construction PCL (Foreign)	20,230,463	8,829
[2]	Thonburi Healthcare Group PCL (Foreign)	7,164,670	8,827
	Krung Thai Bank PCL NVDR	19,542,000	8,283
[2]	Bangkok Life Assurance PCL (Foreign)	6,429,391	8,246
	AEON Thana Sinsap Thailand PCL (Foreign)	1,446,800	7,989
[2]	Dohome PCL (Foreign)	11,888,900	7,942
[2]	Chularat Hospital PCL (Foreign)	78,979,346	7,826
	CK Power PCL (Foreign)	50,749,372	7,809
[2]	Mega Lifesciences PCL (Foreign)	5,340,700	7,478
	Bangkok Chain Hospital PCL (Foreign)	12,963,845	7,286
[2]	TOA Paint Thailand PCL (Foreign)	7,445,934	6,845
[2]	TQM Corp. PCL (Foreign)	4,662,800	6,784
[2]	Sansiri PCL (Foreign)	167,685,306	6,706
	TTW PCL (Foreign)	18,606,234	6,544
[2]	Quality Houses PCL (Foreign)	90,618,151	6,440
	Tipco Asphalt PCL (Foreign)	11,793,530	6,424
	Thailand Future Fund	27,916,700	6,084
[2]	Amata Corp. PCL (Foreign)	9,318,623	6,022
[2]	WHA Premium Growth Freehold & Leasehold REIT	16,824,300	5,757
[2]	Siam City Cement PCL (Foreign)	1,154,106	5,579
*	STARK Corp. PCL (Foreign)	40,737,500	5,559
*,2	Star Petroleum Refining PCL (Foreign)	19,042,868	5,539
	Bangkok Land PCL (Foreign)	170,463,378	5,439
[2]	Thoresen Thai Agencies PCL (Foreign)	19,295,387	5,401
*,2	Jasmine International PCL (Foreign)	52,586,055	5,324
[2]	Thai Vegetable Oil PCL (Foreign)	5,413,811	5,180
*,2	Esso Thailand PCL (Foreign)	21,957,573	5,112
	TPI Polene PCL (Foreign)	94,560,561	5,105
*,2	BEC World PCL (Foreign)	12,675,827	5,102
	Major Cineplex Group PCL (Foreign)	8,632,997	4,970
[2]	Super Energy Corp. PCL (Foreign)	173,390,819	4,966
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	13,856,100	4,908
*	BTS Rail Mass Transit Growth Infrastructure Fund	38,833,573	4,659

		Shares	Market Value ($000)
*	Plan B Media PCL (Foreign)	18,835,740	4,516
[2]	Banpu Power PCL (Foreign)	7,956,139	4,054
[2]	Kerry Express Thailand PCL (Foreign)	5,268,800	3,910
[2]	Precious Shipping PCL (Foreign)	8,194,263	3,902
*	Pruksa Real Estate PCL (Foreign)	11,775,000	3,846
	Pruksa Holding PCL (Foreign)	8,560,530	3,743
[2]	Thaifoods Group PCL (Foreign)	24,111,275	3,606
	TPI Polene Power PCL (Foreign)	28,678,800	3,568
*,2	Italian-Thai Development PCL (Foreign)	53,232,231	3,478
[2]	BCPG PCL (Foreign)	9,515,142	3,470
*,2	U City PCL (Foreign)	57,031,569	3,381
[2]	Ratchthani Leasing PCL (Foreign)	26,155,350	3,329
	Siam Commercial Bank PCL NVDR	786,320	2,989
	MK Restaurants Group PCL (Foreign)	1,889,900	2,979
[2]	GFPT PCL (Foreign)	6,838,096	2,824
	SPCG PCL (Foreign)	4,865,704	2,737
[2]	PTG Energy PCL (Foreign)	6,034,746	2,682
[2]	IMPACT Growth REIT	6,065,100	2,662
[2]	Thaicom PCL (Foreign)	8,311,185	2,563
[2]	Origin Property PCL (Foreign)	7,239,219	2,520
*,2	Bangkok Airways PCL (Foreign)	8,886,424	2,496
	Workpoint Entertainment PCL (Foreign)	3,113,234	2,155
*	MBK PCL (Foreign)	5,498,662	2,122
[2]	LPN Development PCL (Foreign)	12,230,497	1,860
	Intouch Holdings PCL NVDR	793,300	1,838
	Ratch Group PCL (Foreign)	1,185,704	1,590
[2]	Taokaenoi Food & Marketing PCL (Foreign)	7,187,081	1,559
*,2,3	Thai Airways International PCL (Foreign)	14,720,268	1,468
*,2	Unique Engineering & Construction PCL (Foreign)	7,464,209	1,282
	Univentures PCL (Foreign)	11,781,451	1,229
*,2	Samart Corp. PCL (Foreign)	6,186,920	1,210
	Land & Houses PCL (Foreign)	3,759,100	1,110
	Cal-Comp Electronics Thailand PCL (Foreign)	10,195,622	916
[2]	Maybank Securities Thailand PCL (Foreign)	563,800	219
*	JMT Network Services PCL Warrants Exp. 12/27/24	357,256	122
*	Plan B Media PCL Warrants Exp. 1/13/25	697,620	41
*	Minor International PCL Warrants Exp. 5/5/23	1	—
			2,928,817
Turkey (0.5%)
	Eregli Demir ve Celik Fabrikalari TAS	19,616,758	40,476
	BIM Birlesik Magazalar A/S	6,437,544	34,050
	KOC Holding A/S	11,658,088	28,503
	Turkiye Garanti Bankasi A/S	29,885,860	26,788
*	Turkiye Petrol Rafinerileri A/S	1,784,599	22,987
	Turkcell Iletisim Hizmetleri A/S	16,031,635	22,609
	Akbank TAS	37,427,783	22,550
	Turkiye Sise ve Cam Fabrikalari A/S	19,768,193	20,573
*	Turk Hava Yollari AO	8,256,817	17,803
	Ford Otomotiv Sanayi A/S	908,653	16,952
	Haci Omer Sabanci Holding A/S	13,456,833	15,417
	Aselsan Elektronik Sanayi ve Ticaret A/S	8,792,620	14,304
*	Petkim Petrokimya Holding A/S	19,963,671	12,963
	Turkiye Is Bankasi A/S Class C	19,323,259	12,191
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	12,931,827	11,649
	Enka Insaat ve Sanayi A/S	9,477,476	11,176
	Arcelik A/S	2,801,283	10,840
	Tofas Turk Otomobil Fabrikasi A/S	1,665,146	10,000
*	Sasa Polyester Sanayi A/S	2,361,556	8,326

		Shares	Market Value ($000)
*	TAV Havalimanlari Holding A/S	2,748,005	7,561
*	Koza Altin Isletmeleri A/S	760,474	7,362
*	Gubre Fabrikalari TAS	1,184,585	7,057
	Coca-Cola Icecek A/S	799,942	6,880
*	Tekfen Holding A/S	3,383,932	6,428
	Yapi ve Kredi Bankasi A/S	20,730,625	6,362
*	Aksa Enerji Uretim A/S Class B	6,673,650	6,299
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S Class B	239,432	5,743
	Turk Telekomunikasyon A/S	7,575,026	5,466
	AG Anadolu Grubu Holding A/S	1,743,478	4,975
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	27,352,878	4,963
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,204,380	4,821
*	Hektas Ticaret TAS	4,437,203	4,807
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,718,778	4,715
	Sok Marketler Ticaret A/S	3,697,717	4,037
*	Pegasus Hava Tasimaciligi A/S	491,165	4,001
	Nuh Cimento Sanayi A/S	1,020,958	3,718
[1]	Enerjisa Enerji A/S	3,242,255	3,609
	Aksa Akrilik Kimya Sanayii A/S	1,465,718	3,536
*	Bera Holding A/S	4,508,607	3,443
	Iskenderun Demir ve Celik A/S	1,986,681	3,317
*	Turkiye Halk Bankasi A/S	8,744,042	3,243
	Is Yatirim Menkul Degerler A/S	2,022,707	3,158
	Ulker Biskuvi Sanayi A/S	2,441,419	3,155
	Dogan Sirketler Grubu Holding A/S	13,114,112	2,979
	Turk Traktor ve Ziraat Makineleri A/S	178,642	2,968
	Otokar Otomotiv ve Savunma Sanayi A/S	92,995	2,681
*	Migros Ticaret A/S	868,681	2,673
*,1	MLP Saglik Hizmetleri A/S Class B	1,023,742	2,626
*	Turkiye Vakiflar Bankasi TAO	9,061,928	2,599
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	1,896,865	2,598
	Alarko Holding A/S	1,736,437	2,433
[1]	Mavi Giyim Sanayi ve Ticaret A/S Class B	482,709	2,430
	Logo Yazilim Sanayi ve Ticaret A/S	789,523	2,411
*	Oyak Cimento Fabrikalari A/S	3,371,400	2,296
*	Is Gayrimenkul Yatirim Ortakligi A/S	6,302,996	2,195
	EGE Endustri ve Ticaret A/S	16,393	2,156
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	2,710,944	2,107
	Borusan Yatirim ve Pazarlama A/S	75,951	2,034
*	Kordsa Teknik Tekstil A/S	726,453	1,866
	Vestel Elektronik Sanayi ve Ticaret A/S	1,015,165	1,850
	Turkiye Sinai Kalkinma Bankasi A/S	15,918,812	1,820
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,456,375	1,672
	Dogus Otomotiv Servis ve Ticaret A/S	444,130	1,588
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	509,126	1,528
	Kartonsan Karton Sanayi ve Ticaret A/S	380,490	1,432
	Aygaz A/S	779,642	1,391
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,076,227	1,384
*	NET Holding A/S	2,562,731	1,383
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,326,020	1,317
	Aksigorta A/S	1,858,198	1,112
*	Zorlu Enerji Elektrik Uretim A/S	8,186,587	1,048
	Kervan Gida Sanayi ve Ticaret A/S Class B	1,132,197	1,044
	Tat Gida Sanayi A/S	1,010,468	962
	Akcansa Cimento A/S	526,035	683
*	Konya Cimento Sanayii A/S	8,990	665
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	299,352	617
*	Cimsa Cimento Sanayi ve Ticaret A/S	234,371	597

		Shares	Market Value ($000)
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	1,647,539	582
*	Albaraka Turk Katilim Bankasi A/S	4,195,622	556
*	Is Finansal Kiralama A/S	2,304,013	550
	Polisan Holding A/S	2,142,054	479
*	Sekerbank Turk A/S	5,687,122	440
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	403,688	347
*,3	Asya Katilim Bankasi A/S	6,317,442	—
			542,912
United Arab Emirates (1.2%)
	Emirates Telecommunications Group Co. PJSC	48,273,378	434,716
	First Abu Dhabi Bank PJSC	61,371,803	334,847
	Emirates NBD Bank PJSC	35,769,886	130,458
[3]	Abu Dhabi Commercial Bank PJSC	38,061,412	93,182
	Emaar Properties PJSC	56,501,643	75,287
	Aldar Properties PJSC	57,330,207	64,702
	Dubai Islamic Bank PJSC	37,573,654	56,527
	Abu Dhabi Islamic Bank PJSC	19,769,371	37,526
	Abu Dhabi National Oil Co. for Distribution PJSC	33,054,766	37,224
*	ADNOC Drilling Co. PJSC	20,764,327	19,528
	Dubai Investments PJSC	31,257,226	19,504
*	Dubai Financial Market PJSC	22,831,829	14,948
	Dana Gas PJSC	51,301,700	14,347
	GFH Financial Group BSC	39,765,231	13,363
*	Emaar Development PJSC	11,187,145	13,202
*	Air Arabia PJSC	30,964,589	12,268
*	AL Yah Satellite Communications Co-Pjsc-Yah Sat	4,928,726	3,618
*	RAK Properties PJSC	14,727,997	3,308
*	Union Properties PJSC	28,224,603	2,355
	Aramex PJSC	1,761,428	1,968
*,3	Arabtec Holding PJSC	10,929,061	1,577
*,3	Drake & Scull International PJSC	4,230,859	426
			1,384,881
Total Common Stocks (Cost $81,707,844)			110,685,829

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.4%)
Money Market Fund (2.4%)
[4,5]	Vanguard Market Liquidity Fund (Cost $2,622,970)	0.120%	26,234,666	2,623,204
Total Investments (101.2%) (Cost $84,330,814)				113,309,033
Other Assets and Liabilities—Net (-1.2%)				(1,302,645)
Net Assets (100%)				112,006,388
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the aggregate value was $6,012,067,000, representing 5.4% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $998,924,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,053,298,000 was received for securities on loan, of which $1,039,323,000 is held in Vanguard Market Liquidity Fund and $13,975,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Market Index	March 2022	14,579	892,818	(4,425)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
BNP Paribas	3/16/22	INR	12,524,768	USD	164,256	2,802	—
UBS AG	3/16/22	INR	12,493,612	USD	163,958	2,684	—
Standard Chartered Bank	3/16/22	INR	12,431,299	USD	163,038	2,773	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
HSBC Bank plc	3/16/22	INR	12,400,143	USD	162,617	2,778	—
Toronto-Dominion Bank	3/16/22	USD	78,082	HKD	608,766	5	—
						11,042	—
HKD—Hong Kong dollar.
INR—Indian rupee.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid) (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AU Optronics Corp.	8/31/22	BOANA	16,554	(0.000)[1]	—	(2,018)
Evergreen Marine Corp. Taiwan Ltd.	2/22/22	GSI	37,294	3.897[2]	—	(4,338)
FTSE China A Stock Connect CNY All Cap Index	6/17/22	BOANA	287,233	4.148[2]	—	(22,903)
Innolux Corp.	8/31/22	BOANA	24,795	(0.000)[1]	—	(3,411)
Novatek Microelectronics Corp.	2/22/22	GSI	39,959	3.897[2]	—	(2,652)
					—	(35,322)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
2	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At January 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $3,599,000 and cash of $3,090,000 in connection with open forward currency contracts and over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	8,889,315	553,583	14,918	9,457,816
Common Stocks—Other	5,149,149	95,936,915	141,949	101,228,013
Temporary Cash Investments	2,623,204	—	—	2,623,204
Total	16,661,668	96,490,498	156,867	113,309,033

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	11,042	—	11,042
Liabilities
Futures Contracts[1]	4,425	—	—	4,425
Swap Contracts	—	35,322	—	35,322
Total	4,425	35,322	—	39,747
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.